ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

ONFI - Ohio National Fund, Inc.

FIDI - Fidelity® Variable Insurance Products Fund - Initial Class

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASI - Janus Aspen Series - Institutional Shares

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

LEG2 - Legg Mason Partners Variable Income Trust - Class II

WFVT - Wells Fargo Variable Trust

MSVI - Morgan Stanley Variable Insurance Fund, Inc. - Class I

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

JPMI - J.P. Morgan Insurance Trust - Class I

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

CALI - Calvert Variable Products, Inc.

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS – Federated Hermes Insurance Series

IVYV - Ivy Variable Insurance Portfolios

NLV2 - Northern Lights Variable Trust - Class 2

NLV3 - Northern Lights Variable Trust - Class 3

Ohio National Variable Account A

Statements of Assets and Contract Owners' Equity	December 31, 2020

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
ONFI - ON Bond Subaccount	6,206,153	$105,850,704	$129,025,915	$128,901,845	$124,070	$129,025,915
ONFI - ON BlackRock Balanced Allocation Subaccount	12,534,725	408,785,325	493,868,181	493,809,933	58,248	493,868,181
ONFI - ON BlackRock Advantage International Equity Subaccount (a)	9,086,216	112,640,541	149,649,977	149,510,849	139,128	149,649,977
ONFI - ON Janus Henderson Forty Subaccount	1,599,476	30,123,184	56,189,604	56,142,659	46,945	56,189,604
ONFI - ON Janus Henderson Venture Subaccount	1,727,859	47,396,835	76,924,292	76,892,457	31,835	76,924,292
ONFI - ON Janus Henderson Enterprise Subaccount	960,161	27,098,431	54,709,968	54,647,728	62,240	54,709,968
ONFI - ON S&P 500® Index Subaccount	13,367,464	340,910,814	517,588,208	517,351,185	237,023	517,588,208
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2,758,607	41,282,797	52,772,147	52,717,718	54,429	52,772,147
ONFI - ON Federated High Income Bond Subaccount	3,104,403	53,282,673	67,210,325	67,173,205	37,120	67,210,325
ONFI - ON Nasdaq-100® Index Subaccount	7,664,134	124,525,660	215,208,891	215,026,200	182,691	215,208,891
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	5,844,610	162,308,142	225,952,638	225,309,336	643,302	225,952,638
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2,166,430	55,170,873	90,318,484	90,278,528	39,956	90,318,484
ONFI - ON S&P MidCap 400® Index Subaccount	2,436,976	36,222,378	52,882,384	52,857,718	24,666	52,882,384
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	476,789	10,148,742	17,336,057	17,331,644	4,413	17,336,057
ONFI - ON Risk Managed Balanced Subaccount	24,395,016	308,292,527	430,084,124	430,073,601	10,523	430,084,124
ONFI - ON Federated Core Plus Bond Subaccount	5,463	56,989	57,198	57,198	0	57,198
ONFI - ON Moderately Conservative Model Subaccount	23,745,588	256,771,963	300,856,597	300,547,352	309,245	300,856,597
ONFI - ON Balanced Model Subaccount	86,224,548	870,358,248	1,126,092,591	1,125,323,198	769,393	1,126,092,591
ONFI - ON Moderate Growth Model Subaccount	147,490,757	1,501,957,084	1,985,225,591	1,984,731,614	493,977	1,985,225,591
ONFI - ON Growth Model Subaccount	31,202,926	318,947,657	442,145,462	441,999,343	146,119	442,145,462
FIDI - VIP Growth Subaccount	14,383	724,774	1,481,460	1,481,460	0	1,481,460
FIDI - VIP Equity-Income Subaccount	30,772	680,763	735,451	735,451	0	735,451
FIDI - VIP High Income Subaccount	3,354	21,894	17,812	17,812	0	17,812
FIDS - VIP Government Money Market Subaccount	173,166,515	173,166,515	173,166,515	172,901,558	264,957	173,166,515
FID2 - VIP Mid Cap Subaccount	6,432,073	198,766,481	239,852,009	239,679,072	172,937	239,852,009
FID2 - VIP Contrafund® Subaccount	10,166,197	307,832,105	475,066,409	474,887,470	178,939	475,066,409
FID2 - VIP Growth Subaccount	1,214,427	80,127,954	122,147,062	122,093,278	53,784	122,147,062
FID2 - VIP Equity-Income Subaccount	6,327,795	132,942,782	146,678,291	146,645,722	32,569	146,678,291
FID2 - VIP Real Estate Subaccount	1,875,798	32,979,420	32,094,910	32,092,304	2,606	32,094,910
FID2 - VIP Target Volatility Subaccount	19,727,275	229,124,369	256,849,120	256,839,848	9,272	256,849,120
JASI - Janus Henderson Research Subaccount	97,318	3,097,299	4,802,647	4,777,806	24,841	4,802,647
JASI - Janus Henderson Overseas Subaccount	28,222	953,549	1,078,370	1,078,370	0	1,078,370
JASI - Janus Henderson Global Research Subaccount	27,837	1,048,113	1,771,000	1,755,251	15,749	1,771,000
JASI - Janus Henderson Balanced Subaccount	102,388	2,981,465	4,462,052	4,287,793	174,259	4,462,052
JASS - Janus Henderson Research Subaccount	594,026	18,954,661	28,382,571	28,365,934	16,637	28,382,571
JASS - Janus Henderson Global Research Subaccount	520,898	22,295,021	32,295,689	32,281,180	14,509	32,295,689
JASS - Janus Henderson Balanced Subaccount	8,422,298	304,617,748	388,267,947	387,315,582	952,365	388,267,947
JASS - Janus Henderson Overseas Subaccount	3,451,899	112,322,610	126,270,480	126,230,208	40,272	126,270,480
JASS - Janus Henderson U.S. Low Volatility Subaccount	51,435,170	791,680,165	941,263,614	941,143,593	120,021	941,263,614
JASS - Janus Henderson Flexible Bond Subaccount	2,893,985	37,793,374	40,457,917	40,457,917	0	40,457,917
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2,294,585	40,594,014	50,710,329	50,703,711	6,618	50,710,329
LEGI - ClearBridge Variable Large Cap Value Subaccount	4,263,091	83,633,720	84,579,721	84,553,087	26,634	84,579,721
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	85,038,131	1,050,637,080	1,046,819,395	1,046,791,244	28,151	1,046,819,395
LEG2 - Western Asset Core Plus VIT Subaccount	7,704,959	45,311,618	48,001,897	47,999,107	2,790	48,001,897
WFVT - Opportunity Subaccount	141,183	3,142,649	4,183,264	4,183,264	0	4,183,264
WFVT - Discovery Subaccount	106,856	2,430,593	5,207,108	5,074,763	132,345	5,207,108
MSVI - VIF Core Plus Fixed Income Subaccount	47,917	522,860	561,586	460,864	100,722	561,586
MSVI - VIF U.S. Real Estate Subaccount	67,065	1,095,610	1,148,824	1,139,400	9,424	1,148,824
MSV2 - VIF Core Plus Fixed Income Subaccount	6,342,984	68,712,523	74,086,058	74,086,058	0	74,086,058
MSV2 - VIF U.S. Real Estate Subaccount	3,376,337	56,060,041	57,499,015	57,459,430	39,585	57,499,015
MSV2 - VIF Growth Subaccount	2,659,155	97,951,000	173,057,801	172,988,824	68,977	173,057,801
GSVI - Large Cap Value Subaccount	8,310,862	81,232,697	77,041,689	76,929,551	112,138	77,041,689
GSVI - U.S. Equity Insights Subaccount	1,257,318	20,117,625	25,246,951	25,178,803	68,148	25,246,951
GSVI - Strategic Growth Subaccount	800,663	10,224,511	12,354,230	12,307,661	46,569	12,354,230
GSVS - Large Cap Value Subaccount	4,384,042	41,528,157	40,640,068	40,631,673	8,395	40,640,068
GSVS - U.S. Equity Insights Subaccount	760,955	13,945,024	15,378,901	15,378,901	0	15,378,901
GSVS - Strategic Growth Subaccount	1,791,340	24,109,611	27,604,554	27,596,586	7,968	27,604,554
GSVS - Global Trends Allocation Subaccount	10,608,905	122,990,239	133,566,112	133,560,655	5,457	133,566,112

Ohio National Variable Account A

Statements of Assets and Contract Owners' Equity	December 31, 2020

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
LAZS - Emerging Markets Equity Subaccount	7,084,761	139,870,383	149,700,991	149,649,728	51,263	149,700,991
LAZS - U.S. Small-Mid Cap Equity Subaccount	2,078,532	32,970,851	33,817,722	33,800,888	16,834	33,817,722
LAZS - International Equity Subaccount	9,039,290	96,296,051	95,997,255	95,958,813	38,442	95,997,255
LAZS - Global Dynamic Multi-Asset Subaccount	23,149,590	287,218,387	313,213,947	313,204,693	9,254	313,213,947
PRS2 - Jennison 20/20 Focus Subaccount	1,828,517	32,941,208	86,251,137	86,204,085	47,052	86,251,137
PRS2 - Jennison Subaccount	568,325	33,429,766	68,909,364	68,909,364	0	68,909,364
JPMI - Small Cap Core Subaccount	2,681,022	56,131,537	64,639,429	64,612,023	27,406	64,639,429
JPMI - Mid Cap Value Subaccount	17,406,789	161,990,013	189,559,935	189,480,124	79,811	189,559,935
ABVB - VPS Growth & Income Subaccount	417,789	12,203,487	11,877,729	11,860,671	17,058	11,877,729
ABVB - VPS Small Cap Growth Subaccount	1,348,663	24,356,991	34,202,088	34,202,088	0	34,202,088
ABVB - VPS Dynamic Asset Allocation Subaccount	16,938,263	193,250,993	233,748,034	233,669,799	78,235	233,748,034
ABVB - VPS Global Risk Allocation-Moderate Subaccount	8,006,122	79,287,665	87,586,974	87,577,904	9,070	87,586,974
MFSI - New Discovery Subaccount	1,403,017	24,731,399	33,125,232	33,085,230	40,002	33,125,232
MFSI - Mid Cap Growth Subaccount	6,210,042	53,473,206	71,601,780	71,596,803	4,977	71,601,780
MFSI - Total Return Subaccount	5,924,908	135,097,224	151,085,157	150,975,808	109,349	151,085,157
MFS2 - Massachusetts Investors Growth Stock Subaccount	973,815	18,502,010	24,024,019	23,984,445	39,574	24,024,019
PVIA - Real Return Subaccount	12,391,197	160,233,878	172,485,469	172,192,397	293,072	172,485,469
PVIA - Total Return Subaccount	37,299,693	412,973,080	432,303,438	432,200,143	103,295	432,303,438
PVIA - Global Bond Opportunities Subaccount	4,547,889	55,608,561	55,438,771	55,431,190	7,581	55,438,771
PVIA - CommodityRealReturn® Strategy Subaccount	2,348,637	18,698,805	14,209,253	14,209,170	83	14,209,253
PVIA - Global Diversified Allocation Subaccount	68,983,397	703,143,483	732,603,678	732,570,730	32,948	732,603,678
PVIA - Short-Term Subaccount	7,325,703	75,808,791	76,333,822	76,333,822	0	76,333,822
PVIA - Low Duration Subaccount	3,701,842	37,926,412	38,425,122	38,424,472	650	38,425,122
CALI - VP S&P 500 Index Subaccount	1,077	128,887	178,761	178,761	0	178,761
BNYS - Appreciation Subaccount	563,173	21,731,631	26,243,850	26,236,437	7,413	26,243,850
ROYI - Small-Cap Subaccount	15,024,770	131,814,539	111,333,547	111,183,547	150,000	111,333,547
ROYI - Micro-Cap Subaccount	4,548,730	46,676,162	54,175,378	54,149,884	25,494	54,175,378
AIMI - Invesco V.I. Comstock Series I Subaccount	1,550	24,130	25,000	25,000	0	25,000
AIMI - Invesco V.I. International Growth Series II Subaccount	1,592,923	55,961,872	66,711,612	66,708,183	3,429	66,711,612
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	39,447,403	433,106,682	405,913,780	405,823,513	90,267	405,913,780
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2,076,455	33,839,193	37,417,717	37,403,475	14,242	37,417,717
FRT2 - Franklin Income VIP Subaccount	4,518,059	67,792,256	67,951,611	67,818,399	133,212	67,951,611
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2,110,073	18,014,984	23,041,995	23,011,711	30,284	23,041,995
FRT2 - Templeton Foreign VIP Subaccount	2,934,238	39,891,078	38,966,685	38,953,969	12,716	38,966,685
FRT5 - Franklin VolSmart Allocation VIP Subaccount	13,260,631	144,932,146	192,544,363	192,535,126	9,237	192,544,363
FRT4 - Franklin Income VIP Subaccount	5,204,611	79,410,179	80,411,241	80,366,224	45,017	80,411,241
FRT4 - Franklin Flex Cap Growth VIP Subaccount	3,022,438	23,726,147	31,433,354	31,423,117	10,237	31,433,354
FRT4 - Templeton Foreign VIP Subaccount	5,072,264	69,064,249	68,678,451	68,664,959	13,492	68,678,451
FRT4 - Franklin Allocation VIP Subaccount	5,674,206	36,659,804	31,889,036	31,889,036	0	31,889,036
FEDS - Kaufmann Fund II Service Shares Subaccount (b)	3,169,806	56,490,264	74,965,909	74,965,909	0	74,965,909
FEDS - Managed Volatility Fund II Primary Shares Subaccount (b)	33,846,455	341,580,606	375,357,189	375,356,067	1,122	375,357,189
FEDS - Managed Volatility Fund II Service Shares Subaccount (b)	3,184,887	33,368,232	35,320,397	35,320,397	0	35,320,397
IVYV - VIP Asset Strategy Subaccount	13,197,553	126,690,280	137,814,130	137,616,604	197,526	137,814,130
IVYV - VIP Natural Resources Subaccount	7,182,310	30,193,903	23,704,495	23,702,100	2,395	23,704,495
IVYV - VIP Science and Technology Subaccount	3,227,967	84,667,958	115,794,294	115,765,991	28,303	115,794,294
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	28,802,852	317,948,419	339,873,654	339,859,534	14,120	339,873,654
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	45,215,984	506,369,227	553,895,804	553,807,954	87,850	553,895,804
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	41,722,845	445,342,468	490,660,655	490,492,368	168,287	490,660,655
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	4,378,001	49,731,850	51,879,314	51,878,825	489	51,879,314
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	7,193,371	82,842,976	87,831,059	87,830,561	498	87,831,059
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	4,264,275	48,062,906	49,934,664	49,934,415	249	49,934,664

(a)	Name changes effective on May 1, 2020:

ON BlackRock Advantage International Equity Subaccount formerly known as ON International Equity Subaccount

(b)	Name change effective on April 28, 2020:

FEDS formerly known as Federated Insurance Series

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2020

	Investment activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain on (loss) investments	Net increase (decrease) in contract owners' equity from operations
ONFI - ON Bond Subaccount	$857,931	(1,574,610)	(716,679)	0	6,671,396	3,051,794	9,723,190	$9,006,511
ONFI - ON BlackRock Balanced Allocation Subaccount	897,975	(6,249,268)	(5,351,293)	2,287,605	8,851,996	57,171,680	66,023,676	62,959,988
ONFI - ON BlackRock Advantage International Equity Subaccount	805,480	(1,587,526)	(782,046)	0	3,700,432	10,575,019	14,275,451	13,493,405
ONFI - ON Foreign Subaccount (note 4)	441,564	(185,872)	255,692	0	(1,373,964)	(5,016,431)	(6,390,395)	(6,134,703)
ONFI - ON Janus Henderson Forty Subaccount	0	(656,596)	(656,596)	1,296,827	8,088,714	8,134,137	16,222,851	16,863,082
ONFI - ON Janus Henderson Venture Subaccount	81,349	(827,404)	(746,055)	1,239,398	4,694,210	14,418,530	19,112,740	19,606,083
ONFI - ON Janus Henderson Enterprise Subaccount	39,690	(642,302)	(602,612)	667,277	4,933,910	3,197,343	8,131,253	8,195,918
ONFI - ON S&P 500® Index Subaccount	1,837,097	(5,813,792)	(3,976,695)	5,073,953	26,911,347	46,268,707	73,180,054	74,277,312
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	462,300	(635,294)	(172,994)	310,738	1,235,469	(952,001)	283,468	421,212
ONFI - ON Federated High Income Bond Subaccount	1,034,366	(835,246)	199,120	0	2,624,114	111,682	2,735,796	2,934,916
ONFI - ON Nasdaq-100® Index Subaccount	325,608	(2,509,104)	(2,183,496)	9,402,609	33,204,804	36,906,938	70,111,742	77,330,855
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	398,438	(2,725,691)	(2,327,253)	0	7,336,095	26,051,196	33,387,291	31,060,038
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	0	(983,378)	(983,378)	931,683	5,042,193	18,131,835	23,174,028	23,122,333
ONFI - ON S&P MidCap 400® Index Subaccount	73,460	(587,008)	(513,548)	172,251	2,276,858	4,254,548	6,531,406	6,190,109
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	31,363	(194,231)	(162,868)	210,700	2,166,877	2,037,187	4,204,064	4,251,896
ONFI - ON Risk Managed Balanced Subaccount	1,112,588	(5,152,928)	(4,040,340)	9,189,154	20,953,307	47,225,089	68,178,396	73,327,210
ONFI - ON Federated Core Plus Bond Subaccount	0	(10)	(10)	0	(1)	209	208	198
ONFI - ON Conservative Model Subaccount (note 4)	630,887	(899,219)	(268,332)	111,093	12,153,104	(6,372,601)	5,780,503	5,623,264
ONFI - ON Moderately Conservative Model Subaccount	0	(2,780,374)	(2,780,374)	0	3,854,672	20,221,693	24,076,365	21,295,991
ONFI - ON Balanced Model Subaccount	0	(13,289,692)	(13,289,692)	0	20,073,656	116,124,073	136,197,729	122,908,037
ONFI - ON Moderate Growth Model Subaccount	0	(23,277,300)	(23,277,300)	0	29,079,150	237,382,580	266,461,730	243,184,430
ONFI - ON Growth Model Subaccount	0	(4,938,091)	(4,938,091)	0	9,243,261	60,320,531	69,563,792	64,625,701
FIDI - VIP Growth Subaccount	905	(15,803)	(14,898)	115,304	33,993	306,585	340,578	440,984
FIDI - VIP Equity-Income Subaccount	11,872	(8,344)	3,528	29,201	(80)	4,550	4,470	37,199
FIDI - VIP High Income Subaccount	862	(230)	632	0	(1,031)	620	(411)	221
FIDS - VIP Government Money Market Subaccount	381,343	(1,833,894)	(1,452,551)	0	288,208	0	288,208	(1,164,343)
FID2 - VIP Mid Cap Subaccount	835,748	(2,757,449)	(1,921,701)	0	(2,101,582)	37,892,096	35,790,514	33,868,813
FID2 - VIP Contrafund® Subaccount	357,433	(5,674,600)	(5,317,167)	2,408,100	25,538,885	89,099,111	114,637,996	111,728,929
FID2 - VIP Growth Subaccount	46,302	(1,365,412)	(1,319,110)	10,584,422	8,390,543	21,488,917	29,879,460	39,144,772
FID2 - VIP Equity-Income Subaccount	2,197,562	(1,711,354)	486,208	6,523,158	(718,042)	10,484	(707,558)	6,301,808
FID2 - VIP Real Estate Subaccount	623,216	(408,194)	215,022	1,479,415	(481,720)	(4,201,264)	(4,682,984)	(2,988,547)
FID2 - VIP Target Volatility Subaccount	3,120,918	(3,395,624)	(274,706)	6,180,500	1,976,536	9,659,495	11,636,031	17,541,825
JASI - Janus Henderson Research Subaccount	17,305	(55,292)	(37,987)	344,480	190,935	664,345	855,280	1,161,773
JASI - Janus Henderson Overseas Subaccount	12,627	(11,883)	744	0	(7,553)	148,070	140,517	141,261
JASI - Janus Henderson Global Research Subaccount	11,539	(17,298)	(5,759)	87,002	102,648	90,655	193,303	274,546
JASI - Janus Henderson Balanced Subaccount	76,223	(54,464)	21,759	69,077	174,642	244,309	418,951	509,787
JASS - Janus Henderson Research Subaccount	55,094	(326,135)	(271,041)	2,131,920	1,621,679	3,454,119	5,075,798	6,936,677
JASS - Janus Henderson Global Research Subaccount	161,029	(375,599)	(214,570)	1,643,306	1,501,014	2,106,557	3,607,571	5,036,307
JASS - Janus Henderson Balanced Subaccount	5,373,028	(4,603,302)	769,726	5,408,699	12,025,628	25,532,606	37,558,234	43,736,659
JASS - Janus Henderson Overseas Subaccount	1,366,871	(1,469,145)	(102,274)	0	(2,443,374)	19,091,355	16,647,981	16,545,707
JASS - Janus Henderson U.S. Low Volatility Subaccount	17,809,252	(12,639,058)	5,170,194	66,149,948	27,978,870	(80,234,940)	(52,256,070)	19,064,072
JASS - Janus Henderson Flexible Bond Subaccount	881,557	(452,848)	428,709	0	634,605	1,967,034	2,601,639	3,030,348
LEGI - ClearBridge Variable Dividend Strategy Subaccount	690,872	(587,760)	103,112	429,615	1,303,576	961,699	2,265,275	2,798,002
LEGI - ClearBridge Variable Large Cap Value Subaccount	1,079,980	(963,583)	116,397	8,424,141	(582,856)	(5,502,298)	(6,085,154)	2,455,384
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	20,105,553	(14,218,048)	5,887,505	0	(290,890)	(115,368,328)	(115,659,218)	(109,771,713)
LEG2 - Western Asset Core Plus VIT Subaccount	856,154	(557,501)	298,653	0	302,026	2,506,232	2,808,258	3,106,911
WFVT - Opportunity Subaccount	15,452	(46,404)	(30,952)	267,135	31,381	389,348	420,729	656,912
WFVT - Discovery Subaccount	0	(50,503)	(50,503)	335,139	132,227	1,587,478	1,719,705	2,004,341
MSVI - VIF Core Plus Fixed Income Subaccount	14,978	(11,461)	3,517	5,475	6,464	11,310	17,774	26,766
MSVI - VIF U.S. Real Estate Subaccount	31,412	(13,864)	17,548	31,185	2,452	(283,719)	(281,267)	(232,534)
MSV2 - VIF Core Plus Fixed Income Subaccount	1,870,774	(938,844)	931,930	750,559	1,169,393	1,331,081	2,500,474	4,182,963
MSV2 - VIF U.S. Real Estate Subaccount	1,387,074	(704,263)	682,811	1,546,762	(67,048)	(13,748,454)	(13,815,502)	(11,585,929)
MSV2 - VIF Growth Subaccount	0	(1,705,153)	(1,705,153)	15,256,448	23,410,591	66,210,826	89,621,417	103,172,712
GSVI - Large Cap Value Subaccount	999,600	(933,583)	66,017	1,315,523	(2,742,321)	3,088,209	345,888	1,727,428
GSVI - U.S. Equity Insights Subaccount	195,143	(301,873)	(106,730)	980,362	615,527	1,939,664	2,555,191	3,428,823
GSVI - Strategic Growth Subaccount	9,323	(136,121)	(126,798)	913,809	122,466	2,583,374	2,705,840	3,492,851
GSVS - Large Cap Value Subaccount	434,056	(470,373)	(36,317)	692,670	(1,097,487)	1,452,271	354,784	1,011,137
GSVS - U.S. Equity Insights Subaccount	95,655	(189,242)	(93,587)	642,180	4,632	1,630,402	1,635,034	2,183,627

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2020

	Investment activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain on (loss) investments	Net increase (decrease) in contract owners' equity from operations
GSVS - Strategic Growth Subaccount	0	(324,296)	(324,296)	2,123,103	59,241	6,516,207	6,575,448	8,374,255
GSVS - Global Trends Allocation Subaccount	364,657	(1,749,667)	(1,385,010)	1,887,575	729,936	1,805,668	2,535,604	3,038,169
LAZS - Emerging Markets Equity Subaccount	3,520,484	(1,700,081)	1,820,403	0	(3,662,684)	(4,185,779)	(7,848,463)	(6,028,060)
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	60,174	(405,483)	(345,309)	2,299,782	(755,225)	657,659	(97,566)	1,856,907
LAZS - International Equity Subaccount	1,997,629	(1,114,847)	882,782	2,927,035	(2,884,662)	4,678,982	1,794,320	5,604,137
LAZS - Global Dynamic Multi-Asset Subaccount	1,953,226	(4,226,835)	(2,273,609)	3,391,669	1,644,401	(5,870,800)	(4,226,399)	(3,108,339)
PRS2 - Jennison 20/20 Focus Subaccount	0	(1,017,140)	(1,017,140)	0	11,148,944	10,109,935	21,258,879	20,241,739
PRS2 - Jennison Subaccount	0	(747,353)	(747,353)	0	9,233,751	17,151,011	26,384,762	25,637,409
JPMI - Small Cap Core Subaccount	545,094	(708,782)	(163,688)	3,589,879	(1,612,538)	4,754,321	3,141,783	6,567,974
JPMI - Mid Cap Value Subaccount	2,584,627	(2,257,620)	327,007	10,783,774	1,160,560	(15,187,180)	(14,026,620)	(2,915,839)
ABVB - VPS Growth & Income Subaccount	159,221	(151,356)	7,865	664,371	(1,067,521)	(185,029)	(1,252,550)	(580,314)
ABVB - VPS Small Cap Growth Subaccount	0	(350,125)	(350,125)	2,084,050	1,726,373	9,067,175	10,793,548	12,527,473
ABVB - VPS Dynamic Asset Allocation Subaccount	3,428,813	(3,014,657)	414,156	0	3,887,187	2,516,993	6,404,180	6,818,336
ABVB - VPS Global Risk Allocation-Moderate Subaccount	1,117,028	(1,139,943)	(22,915)	2,745,564	880,491	(2,822,241)	(1,941,750)	780,899
MFSI - New Discovery Subaccount	0	(330,881)	(330,881)	2,959,868	823,357	7,483,887	8,307,244	10,936,231
MFSI - Mid Cap Growth Subaccount	0	(766,240)	(766,240)	4,991,100	2,462,187	12,707,549	15,169,736	19,394,596
MFSI - Total Return Subaccount	3,017,092	(1,886,306)	1,130,786	3,928,984	1,133,686	4,965,782	6,099,468	11,159,238
MFS2 - Massachusetts Investors Growth Stock Subaccount	49,968	(295,986)	(246,018)	2,196,795	1,608,329	647,517	2,255,846	4,206,623
PVIA - Real Return Subaccount	2,318,239	(2,166,833)	151,406	0	964,661	14,610,252	15,574,913	15,726,319
PVIA - Total Return Subaccount	8,601,436	(5,253,203)	3,348,233	4,371,155	3,665,574	15,805,810	19,471,384	27,190,772
PVIA - Global Bond Opportunities Subaccount	1,379,064	(705,142)	673,922	0	(1,332,462)	5,056,334	3,723,872	4,397,794
PVIA - CommodityRealReturn® Strategy Subaccount	836,928	(165,935)	670,993	0	(1,987,424)	1,305,831	(681,593)	(10,600)
PVIA - Global Diversified Allocation Subaccount	22,734,725	(9,515,463)	13,219,262	50,328,652	1,387,789	(47,669,571)	(46,281,782)	17,266,132
PVIA - Short-Term Subaccount	882,393	(884,675)	(2,282)	0	(37,724)	664,173	626,449	624,167
PVIA - Low Duration Subaccount	427,408	(461,214)	(33,806)	0	175,888	469,241	645,129	611,323
CALI - VP S&P 500 Index Subaccount	2,646	(1,891)	755	5,212	4,159	15,817	19,976	25,943
BNYS - Appreciation Subaccount	125,268	(302,845)	(177,577)	1,849,177	424,530	2,798,431	3,222,961	4,894,561
ROYI - Small-Cap Subaccount	1,009,925	(1,263,951)	(254,026)	1,837,855	(8,278,830)	(2,588,590)	(10,867,420)	(9,283,591)
ROYI - Micro-Cap Subaccount	0	(593,139)	(593,139)	712,987	(1,410,791)	11,308,495	9,897,704	10,017,552
AIMI - Invesco V.I. Comstock Series I Subaccount	540	(198)	342	593	(163)	(1,498)	(1,661)	(726)
AIMI - Invesco V.I. International Growth Series II Subaccount	1,256,210	(731,616)	524,594	1,369,313	496,745	5,167,425	5,664,170	7,558,077
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	29,799,379	(5,203,722)	24,595,657	19,906,655	(6,964,535)	(6,770,527)	(13,735,062)	30,767,250
NBAS - AMT Mid Cap Intrinsic Value Subaccount	250,742	(446,629)	(195,887)	0	(766,440)	1,047,939	281,499	85,612
FRT2 - Franklin Income VIP Subaccount	3,901,435	(866,151)	3,035,284	55,262	(875,626)	(3,428,768)	(4,304,394)	(1,213,848)
FRT2 - Franklin Flex Cap Growth VIP Subaccount	0	(242,668)	(242,668)	1,108,956	317,084	5,547,781	5,864,865	6,731,153
FRT2 - Templeton Foreign VIP Subaccount	1,243,262	(473,810)	769,452	0	(1,590,892)	(1,062,765)	(2,653,657)	(1,884,205)
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2,098,380	(2,372,190)	(273,810)	0	7,725,131	17,539,410	25,264,541	24,990,731
FRT4 - Franklin Income VIP Subaccount	4,487,073	(988,922)	3,498,151	64,608	(1,117,372)	(3,669,439)	(4,786,811)	(1,224,052)
FRT4 - Franklin Flex Cap Growth VIP Subaccount	0	(324,956)	(324,956)	1,699,298	848,997	7,519,385	8,368,382	9,742,724
FRT4 - Templeton Foreign VIP Subaccount	2,044,322	(806,726)	1,237,596	0	(1,627,520)	(1,358,728)	(2,986,248)	(1,748,652)
FRT4 - Franklin Allocation VIP Subaccount	413,952	(383,713)	30,239	7,976,447	(843,668)	(4,158,313)	(5,001,981)	3,004,705
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(908,053)	(908,053)	7,025,419	3,669,997	7,518,787	11,188,784	17,306,150
FEDS - Managed Volatility Fund II Primary Shares Subaccount	9,583,778	(4,938,629)	4,645,149	0	2,745,747	(10,798,612)	(8,052,865)	(3,407,716)
FEDS - Managed Volatility Fund II Service Shares Subaccount	739,846	(471,391)	268,455	0	2,100	(684,846)	(682,746)	(414,291)
IVYV - VIP Asset Strategy Subaccount	2,559,278	(1,689,420)	869,858	2,144,291	(783,705)	12,918,981	12,135,276	15,149,425
IVYV - VIP Natural Resources Subaccount	545,105	(291,015)	254,090	0	(2,934,904)	(999,206)	(3,934,110)	(3,680,020)
IVYV - VIP Science and Technology Subaccount	0	(1,297,472)	(1,297,472)	12,409,714	6,908,218	13,402,425	20,310,643	31,422,885
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	7,347,899	(4,301,507)	3,046,392	4,512,118	617,686	5,282,570	5,900,256	13,458,766
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	12,083,230	(7,085,269)	4,997,961	4,549,354	1,861,058	9,994,081	11,855,139	21,402,454
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	9,933,651	(6,347,716)	3,585,935	0	1,130,584	10,545,425	11,676,009	15,261,944
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	1,060,829	(655,571)	405,258	683,012	(169,234)	1,045,008	875,774	1,964,044
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	1,838,859	(1,127,974)	710,885	727,564	(77,305)	2,140,633	2,063,328	3,501,777
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	979,976	(638,890)	341,086	0	(321,591)	1,730,628	1,409,037	1,750,123

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Equity Subaccount (note 4)	ONFI - ON Bond Subaccount	ONFI - ON Bond Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$20,132	$(716,679)	$1,106,915	$(5,351,293)	$282,983
Reinvested capital gains	14,859,169	0	0	2,287,605	20,597,954
Realized gain (loss)	17,954,161	6,671,396	4,489,664	8,851,996	3,467,989
Unrealized gain (loss)	(15,875,730)	3,051,794	9,626,650	57,171,680	23,429,950
Net increase (decrease) in contract owners' equity from operations	16,957,732	9,006,511	15,223,229	62,959,988	47,778,876
Equity transactions:
Contract purchase payments (note 1)	265,666	417,975	256,192	1,253,704	552,889
Extra credit fund deposit (note 1)	1,373	628	938	2,218	382
Transfers (to) and from other subaccounts	(117,795,800)	11,471,546	4,708,001	(18,314,650)	441,923,460
Transfers (to) and from fixed dollar contract	(79,402)	(263,064)	(378,494)	(1,250,699)	(236,935)
Withdrawals and surrenders	(8,037,710)	(7,699,998)	(12,672,737)	(33,446,730)	(17,349,125)
Surrender charges (note 2)	(13,400)	(7,281)	(24,435)	(187,535)	(113,522)
Annual contract charges (note 2)	(750,421)	(1,324,990)	(1,324,185)	(6,098,582)	(2,623,686)
Annuity and death benefit payments	(3,732,189)	(5,341,340)	(5,059,785)	(14,733,544)	(5,944,265)
Net equity transactions	(130,141,883)	(2,746,524)	(14,494,505)	(72,775,818)	416,209,198
Net change in contract owners' equity	(113,184,151)	6,259,987	728,724	(9,815,830)	463,988,074
Contract owners' equity:
Beginning of period	113,184,151	122,765,928	122,037,204	503,684,011	39,695,937
End of period	$0	$129,025,915	$122,765,928	$493,868,181	$503,684,011

Change in units:
Beginning units	7,956,835	5,979,272	6,730,595	23,328,279	2,299,690
Units purchased	69,735	1,795,759	750,779	2,014,986	22,909,257
Units redeemed	(8,026,570)	(1,963,275)	(1,502,102)	(5,330,492)	(1,880,668)
Ending units	0	5,811,756	5,979,272	20,012,773	23,328,279

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON Capital Appreciation Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(782,046)	$442,311	$(63,161)	$255,692	$90,522
Reinvested capital gains	0	0	1,010,553	0	0
Realized gain (loss)	3,700,432	4,577,120	15,921,435	(1,373,964)	1,200,534
Unrealized gain (loss)	10,575,019	15,427,861	(11,544,848)	(5,016,431)	2,432,637
Net increase (decrease) in contract owners' equity from operations	13,493,405	20,447,292	5,323,979	(6,134,703)	3,723,693
Equity transactions:
Contract purchase payments (note 1)	247,850	301,213	136,542	18,569	200,661
Extra credit fund deposit (note 1)	2,620	1,725	530	87	454
Transfers (to) and from other subaccounts	32,276,230	(102,898)	(68,976,151)	(33,461,232)	(1,584,727)
Transfers (to) and from fixed dollar contract	(425,382)	56,383	(8,942)	(4,399)	(31,318)
Withdrawals and surrenders	(5,035,073)	(8,909,175)	(4,862,750)	(596,575)	(4,445,397)
Surrender charges (note 2)	(2,583)	(5,768)	(2,381)	(1,047)	(3,058)
Annual contract charges (note 2)	(1,416,689)	(1,301,011)	(432,137)	(208,663)	(489,451)
Annuity and death benefit payments	(6,639,239)	(6,066,133)	(2,028,752)	(476,127)	(1,599,650)
Net equity transactions	19,007,734	(16,025,664)	(76,174,041)	(34,729,387)	(7,952,486)
Net change in contract owners' equity	32,501,139	4,421,628	(70,850,062)	(40,864,090)	(4,228,793)
Contract owners' equity:
Beginning of period	117,148,838	112,727,210	70,850,062	40,864,090	45,092,883
End of period	$149,649,977	$117,148,838	$0	$0	$40,864,090

Change in units:
Beginning units	9,223,806	10,590,914	2,091,687	2,106,234	2,528,491
Units purchased	4,007,383	533,103	51,209	91,811	141,361
Units redeemed	(2,059,044)	(1,900,211)	(2,142,896)	(2,198,045)	(563,618)
Ending units	11,172,145	9,223,806	0	0	2,106,234

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(656,596)	$(615,621)	$(746,055)	$(850,108)	$(602,612)	$(688,275)
Reinvested capital gains	1,296,827	4,095,300	1,239,398	10,150,907	667,277	2,624,644
Realized gain (loss)	8,088,714	5,007,023	4,694,210	5,084,809	4,933,910	6,070,961
Unrealized gain (loss)	8,134,137	5,680,367	14,418,530	1,822,904	3,197,343	7,632,270
Net increase (decrease) in contract owners' equity from operations	16,863,082	14,167,069	19,606,083	16,208,512	8,195,918	15,639,600
Equity transactions:
Contract purchase payments (note 1)	520,412	603,761	400,544	207,711	187,478	211,261
Extra credit fund deposit (note 1)	2,181	5,138	2,645	49	240	341
Transfers (to) and from other subaccounts	(5,610,584)	988,718	(5,142,172)	838,141	(3,175,762)	(844,807)
Transfers (to) and from fixed dollar contract	(3,069,462)	(1,450,473)	(694,747)	(450,218)	(69,561)	(199,749)
Withdrawals and surrenders	(3,562,845)	(4,351,674)	(5,695,662)	(7,208,474)	(3,309,285)	(6,542,626)
Surrender charges (note 2)	(2,847)	(18,158)	(8,085)	(4,982)	(8,089)	(7,419)
Annual contract charges (note 2)	(509,417)	(482,233)	(608,840)	(614,482)	(451,305)	(478,101)
Annuity and death benefit payments	(1,507,526)	(1,611,165)	(1,778,385)	(2,094,453)	(1,670,387)	(1,889,740)
Net equity transactions	(13,740,088)	(6,316,086)	(13,524,702)	(9,326,708)	(8,496,671)	(9,750,840)
Net change in contract owners' equity	3,122,994	7,850,983	6,081,381	6,881,804	(300,753)	5,888,760
Contract owners' equity:
Beginning of period	53,066,610	45,215,627	70,842,911	63,961,107	55,010,721	49,121,961
End of period	$56,189,604	$53,066,610	$76,924,292	$70,842,911	$54,709,968	$55,010,721

Change in units:
Beginning units	2,454,905	2,774,464	3,149,511	3,608,993	1,484,624	1,788,961
Units purchased	225,400	334,449	320,211	281,122	71,620	74,029
Units redeemed	(785,554)	(654,008)	(878,969)	(740,604)	(303,376)	(378,366)
Ending units	1,894,751	2,454,905	2,590,753	3,149,511	1,252,868	1,484,624

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON S&P 500® Index Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Federated High Income Bond Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,976,695)	$106,085	$(172,994)	$1,001,616	$199,120	$2,135,723
Reinvested capital gains	5,073,953	39,844,780	310,738	594,276	0	0
Realized gain (loss)	26,911,347	31,890,415	1,235,469	3,412,235	2,624,114	4,536,646
Unrealized gain (loss)	46,268,707	46,977,582	(952,001)	4,818,811	111,682	3,066,853
Net increase (decrease) in contract owners' equity from operations	74,277,312	118,818,862	421,212	9,826,938	2,934,916	9,739,222
Equity transactions:
Contract purchase payments (note 1)	2,966,674	1,761,365	204,599	272,984	204,941	300,237
Extra credit fund deposit (note 1)	6,969	3,203	4,235	98	3,057	4,910
Transfers (to) and from other subaccounts	(13,220,495)	(3,589,070)	(3,083,710)	(835,494)	(2,193,726)	2,413,224
Transfers (to) and from fixed dollar contract	(2,992,431)	(1,252,986)	(215,401)	(698,625)	(1,416,127)	71,337
Withdrawals and surrenders	(21,316,667)	(49,344,793)	(1,752,982)	(6,720,332)	(3,310,158)	(8,957,732)
Surrender charges (note 2)	(97,555)	(33,728)	(1,920)	(6,440)	(11,616)	(11,003)
Annual contract charges (note 2)	(3,863,390)	(3,698,278)	(531,617)	(619,085)	(634,988)	(679,640)
Annuity and death benefit payments	(11,745,089)	(12,393,175)	(2,034,148)	(2,172,464)	(2,812,026)	(3,113,918)
Net equity transactions	(50,261,984)	(68,547,462)	(7,410,944)	(10,779,358)	(10,170,643)	(9,972,585)
Net change in contract owners' equity	24,015,328	50,271,400	(6,989,732)	(952,420)	(7,235,727)	(233,363)
Contract owners' equity:
Beginning of period	493,572,880	443,301,480	59,761,879	60,714,299	74,446,052	74,679,415
End of period	$517,588,208	$493,572,880	$52,772,147	$59,761,879	$67,210,325	$74,446,052

Change in units:
Beginning units	15,658,273	18,221,038	2,769,865	3,315,187	2,784,897	3,180,958
Units purchased	1,831,419	1,521,967	216,176	261,430	243,370	400,062
Units redeemed	(3,399,338)	(4,084,732)	(607,388)	(806,752)	(629,195)	(796,123)
Ending units	14,090,354	15,658,273	2,378,653	2,769,865	2,399,072	2,784,897

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON ClearBridge Small Cap Subaccount (note 4)	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(414,085)	$(2,183,496)	$(1,339,615)	$(2,327,253)	$(215,736)
Reinvested capital gains	3,706,287	9,402,609	24,448,578	0	0
Realized gain (loss)	12,191,322	33,204,804	19,372,744	7,336,095	5,805,334
Unrealized gain (loss)	(8,536,394)	36,906,938	13,260,865	26,051,196	27,778,278
Net increase (decrease) in contract owners' equity from operations	6,947,130	77,330,855	55,742,572	31,060,038	33,367,876
Equity transactions:
Contract purchase payments (note 1)	176,621	2,093,116	1,572,337	510,908	290,913
Extra credit fund deposit (note 1)	4,040	10,284	6,538	9,168	1,900
Transfers (to) and from other subaccounts	(63,105,236)	(31,949,346)	(10,583,780)	(13,418,454)	173,922,727
Transfers (to) and from fixed dollar contract	(35,821)	(1,840,057)	(209,821)	(1,156,313)	(226,377)
Withdrawals and surrenders	(4,804,550)	(12,135,492)	(17,590,774)	(10,896,104)	(8,475,087)
Surrender charges (note 2)	(5,083)	(39,735)	(28,643)	(9,513)	(7,297)
Annual contract charges (note 2)	(425,722)	(1,941,735)	(1,754,655)	(2,070,801)	(1,054,843)
Annuity and death benefit payments	(1,482,089)	(5,863,172)	(5,841,980)	(11,248,457)	(4,913,222)
Net equity transactions	(69,677,840)	(51,666,137)	(34,430,778)	(38,279,566)	159,538,714
Net change in contract owners' equity	(62,730,710)	25,664,718	21,311,794	(7,219,528)	192,906,590
Contract owners' equity:
Beginning of period	62,730,710	189,544,173	168,232,379	233,172,166	40,265,576
End of period	$0	$215,208,891	$189,544,173	$225,952,638	$233,172,166

Change in units:
Beginning units	1,526,310	9,690,367	11,753,536	7,480,457	1,693,445
Units purchased	62,059	1,870,170	1,331,767	171,378	6,695,914
Units redeemed	(1,588,369)	(4,017,769)	(3,394,936)	(1,408,083)	(908,902)
Ending units	0	7,542,768	9,690,367	6,243,752	7,480,457

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON ICON Balanced Subaccount (note 4)	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(983,378)	$(521,934)	$1,180,281	$(513,548)	$(198,667)
Reinvested capital gains	931,683	634,559	0	172,251	0
Realized gain (loss)	5,042,193	3,345,280	56,573,818	2,276,858	2,554,050
Unrealized gain (loss)	18,131,835	11,171,385	(15,316,120)	4,254,548	8,244,830
Net increase (decrease) in contract owners' equity from operations	23,122,333	14,629,290	42,437,979	6,190,109	10,600,213
Equity transactions:
Contract purchase payments (note 1)	419,308	73,030	533,532	385,504	80,953
Extra credit fund deposit (note 1)	3,015	396	1,681	2,836	138
Transfers (to) and from other subaccounts	(11,779,829)	56,804,322	(443,938,954)	541,711	3,768,989
Transfers (to) and from fixed dollar contract	(372,475)	(119,421)	(222,763)	(465,142)	(4,965)
Withdrawals and surrenders	(3,660,713)	(3,307,426)	(29,706,088)	(2,426,514)	(6,347,731)
Surrender charges (note 2)	(9,485)	(10,242)	(183,555)	(1,743)	(18,903)
Annual contract charges (note 2)	(814,861)	(483,574)	(3,555,264)	(601,709)	(615,551)
Annuity and death benefit payments	(3,700,013)	(1,864,064)	(7,263,382)	(2,352,230)	(2,392,530)
Net equity transactions	(19,915,053)	51,093,021	(484,334,793)	(4,917,287)	(5,529,600)
Net change in contract owners' equity	3,207,280	65,722,311	(441,896,814)	1,272,822	5,070,613
Contract owners' equity:
Beginning of period	87,111,204	21,388,893	441,896,814	51,609,562	46,538,949
End of period	$90,318,484	$87,111,204	$0	$52,882,384	$51,609,562

Change in units:
Beginning units	3,409,099	1,112,891	26,655,662	2,775,998	3,116,309
Units purchased	163,779	2,871,914	699,410	430,203	393,073
Units redeemed	(909,275)	(575,706)	(27,355,072)	(673,693)	(733,384)
Ending units	2,663,603	3,409,099	0	2,532,508	2,775,998

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Federated Core Plus Bond Subaccount
	2020	2019	2020	2019	12-04-2020 - 12-31-2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(162,868)	$(124,284)	$(4,040,340)	$(843,031)	$(10)
Reinvested capital gains	210,700	455,507	9,189,154	28,095,731	0
Realized gain (loss)	2,166,877	1,555,968	20,953,307	14,778,493	(1)
Unrealized gain (loss)	2,037,187	2,758,595	47,225,089	35,122,267	209
Net increase (decrease) in contract owners' equity from operations	4,251,896	4,645,786	73,327,210	77,153,460	198
Equity transactions:
Contract purchase payments (note 1)	20,005	50,567	1,077,999	950,770	0
Extra credit fund deposit (note 1)	582	811	4,467	1,091	0
Transfers (to) and from other subaccounts	(292,824)	(1,023,861)	5,359,500	16,167,676	57,000
Transfers (to) and from fixed dollar contract	(177,352)	(18,644)	72,285	218,335	0
Withdrawals and surrenders	(893,785)	(1,458,220)	(26,660,969)	(27,963,910)	0
Surrender charges (note 2)	(406)	(977)	(171,175)	(313,126)	0
Annual contract charges (note 2)	(159,960)	(165,531)	(4,908,284)	(4,547,440)	0
Annuity and death benefit payments	(469,311)	(726,689)	(9,639,104)	(7,300,352)	0
Net equity transactions	(1,973,051)	(3,342,544)	(34,865,281)	(22,786,956)	57,000
Net change in contract owners' equity	2,278,845	1,303,242	38,461,929	54,366,504	57,198
Contract owners' equity:
Beginning of period	15,057,212	13,753,970	391,622,195	337,255,691	0
End of period	$17,336,057	$15,057,212	$430,084,124	$391,622,195	$57,198

Change in units:
Beginning units	601,030	752,037	26,043,977	27,722,497	0
Units purchased	138,994	85,429	3,228,363	3,183,448	5,685
Units redeemed	(216,412)	(236,436)	(5,558,882)	(4,861,968)	0
Ending units	523,612	601,030	23,713,458	26,043,977	5,685

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Conservative Model Subaccount (note 4)	ONFI - ON Conservative Model Subaccount (note 4)	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Balanced Model Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(268,332)	$523,828	$(2,780,374)	$1,074,470	$(13,289,692)	$1,052,257
Reinvested capital gains	111,093	755,831	0	3,524,313	0	24,896,563
Realized gain (loss)	12,153,104	1,784,669	3,854,672	5,111,206	20,073,656	21,673,971
Unrealized gain (loss)	(6,372,601)	5,404,231	20,221,693	22,780,339	116,124,073	138,480,753
Net increase (decrease) in contract owners' equity from operations	5,623,264	8,468,559	21,295,991	32,490,328	122,908,037	186,103,544
Equity transactions:
Contract purchase payments (note 1)	153,436	78,847	244,255	377,967	1,544,306	1,742,974
Extra credit fund deposit (note 1)	881	0	1,546	850	2,053	4,234
Transfers (to) and from other subaccounts	(68,900,257)	6,474,454	84,297,155	3,994,952	15,787,434	(7,132,519)
Transfers (to) and from fixed dollar contract	(1,022,163)	(67,996)	(5,018,038)	407,460	(3,374,597)	(2,589,517)
Withdrawals and surrenders	(5,925,150)	(13,880,366)	(9,958,570)	(36,027,214)	(47,020,163)	(148,604,678)
Surrender charges (note 2)	(5,492)	(2,617)	(7,114)	(18,280)	(41,169)	(115,425)
Annual contract charges (note 2)	(1,037,415)	(1,093,738)	(3,117,701)	(3,257,005)	(15,402,235)	(15,903,049)
Annuity and death benefit payments	(3,578,277)	(4,265,069)	(9,950,776)	(12,001,317)	(56,693,756)	(50,610,004)
Net equity transactions	(80,314,437)	(12,756,485)	56,490,757	(46,522,587)	(105,198,127)	(223,207,984)
Net change in contract owners' equity	(74,691,173)	(4,287,926)	77,786,748	(14,032,259)	17,709,910	(37,104,440)
Contract owners' equity:
Beginning of period	74,691,173	78,979,099	223,069,849	237,102,108	1,108,382,681	1,145,487,121
End of period	$0	$74,691,173	$300,856,597	$223,069,849	$1,126,092,591	$1,108,382,681

Change in units:
Beginning units	6,695,543	7,912,911	19,643,384	24,046,874	96,454,325	117,600,491
Units purchased	1,287,901	1,107,008	7,377,054	1,399,400	3,075,616	1,675,815
Units redeemed	(7,983,444)	(2,324,376)	(2,949,221)	(5,802,890)	(12,327,005)	(22,821,981)
Ending units	0	6,695,543	24,071,217	19,643,384	87,202,936	96,454,325

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Growth Model Subaccount	ONFI - ON Growth Model Subaccount	FIDI - VIP Growth Subaccount	FIDI - VIP Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(23,277,300)	$(5,257,486)	$(4,938,091)	$(2,266,590)	$(14,898)	$(11,332)
Reinvested capital gains	0	86,209,762	0	15,362,153	115,304	67,769
Realized gain (loss)	29,079,150	37,121,162	9,243,261	9,295,581	33,993	59,625
Unrealized gain (loss)	237,382,580	273,791,143	60,320,531	73,479,277	306,585	184,938
Net increase (decrease) in contract owners' equity from operations	243,184,430	391,864,581	64,625,701	95,870,421	440,984	301,000
Equity transactions:
Contract purchase payments (note 1)	2,586,382	4,986,295	1,500,806	1,902,422	1,678	1,378
Extra credit fund deposit (note 1)	2,933	2,483	1,446	5,264	0	0
Transfers (to) and from other subaccounts	(43,504,106)	(36,706,063)	(18,069,597)	(7,466,527)	264	(142)
Transfers (to) and from fixed dollar contract	(109,391)	(8,031,202)	222,963	(2,537,065)	0	0
Withdrawals and surrenders	(79,667,895)	(234,488,413)	(16,815,614)	(55,152,533)	(51,049)	(133,042)
Surrender charges (note 2)	(69,176)	(87,647)	(71,446)	(14,578)	(48)	(102)
Annual contract charges (note 2)	(27,292,833)	(28,171,462)	(5,453,521)	(5,599,043)	(603)	(607)
Annuity and death benefit payments	(68,804,383)	(74,612,663)	(17,251,377)	(17,268,065)	(25,198)	(21,754)
Net equity transactions	(216,858,469)	(377,108,672)	(55,936,340)	(86,130,125)	(74,956)	(154,269)
Net change in contract owners' equity	26,325,961	14,755,909	8,689,361	9,740,296	366,028	146,731
Contract owners' equity:
Beginning of period	1,958,899,630	1,944,143,721	433,456,101	423,715,805	1,115,432	968,701
End of period	$1,985,225,591	$1,958,899,630	$442,145,462	$433,456,101	$1,481,460	$1,115,432

Change in units:
Beginning units	165,228,625	200,461,126	36,006,071	43,969,073	21,344	24,578
Units purchased	1,422,832	1,568,988	509,294	735,407	43	29
Units redeemed	(20,108,437)	(36,801,489)	(5,192,020)	(8,698,409)	(1,429)	(3,263)
Ending units	146,543,020	165,228,625	31,323,345	36,006,071	19,958	21,344

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FIDI - VIP Equity-Income Subaccount	FIDI - VIP Equity-Income Subaccount	FIDI - VIP High Income Subaccount	FIDI - VIP High Income Subaccount	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$3,528	$4,919	$632	$871	$(1,452,551)	$821,819
Reinvested capital gains	29,201	46,402	0	0	0	0
Realized gain (loss)	(80)	(3,147)	(1,031)	(2,338)	288,208	76,152
Unrealized gain (loss)	4,550	108,864	620	4,626	0	0
Net increase (decrease) in contract owners' equity from operations	37,199	157,038	221	3,159	(1,164,343)	897,971
Equity transactions:
Contract purchase payments (note 1)	2,316	2,316	0	0	10,428,137	12,385,423
Extra credit fund deposit (note 1)	0	0	0	0	6,447	4,610
Transfers (to) and from other subaccounts	0	0	0	0	111,646,303	86,325,088
Transfers (to) and from fixed dollar contract	0	0	0	0	(1,226,839)	1,769,203
Withdrawals and surrenders	(5,207)	(107,428)	(3,440)	(7,601)	(66,616,448)	(92,735,562)
Surrender charges (note 2)	(8)	(36)	0	(11)	(128,473)	(106,390)
Annual contract charges (note 2)	(213)	(269)	(23)	(25)	(1,677,512)	(1,610,177)
Annuity and death benefit payments	(4,113)	(3,950)	(935)	(983)	(10,806,182)	(12,578,837)
Net equity transactions	(7,225)	(109,367)	(4,398)	(8,620)	41,625,433	(6,546,642)
Net change in contract owners' equity	29,974	47,671	(4,177)	(5,461)	40,461,090	(5,648,671)
Contract owners' equity:
Beginning of period	705,477	657,806	21,989	27,450	132,705,425	138,354,096
End of period	$735,451	$705,477	$17,812	$21,989	$173,166,515	$132,705,425

Change in units:
Beginning units	18,523	21,729	1,012	1,435	11,865,260	12,513,322
Units purchased	67	67	0	0	19,733,317	14,513,748
Units redeemed	(255)	(3,273)	(204)	(423)	(15,925,273)	(15,161,810)
Ending units	18,335	18,523	808	1,012	15,673,304	11,865,260

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,921,701)	$(1,550,970)	$(5,317,167)	$(4,524,533)	$(1,319,110)	$(1,193,340)
Reinvested capital gains	0	27,974,381	2,408,100	50,318,126	10,584,422	6,490,222
Realized gain (loss)	(2,101,582)	(2,344,643)	25,538,885	9,728,864	8,390,543	3,113,686
Unrealized gain (loss)	37,892,096	23,912,921	89,099,111	53,673,011	21,488,917	19,355,466
Net increase (decrease) in contract owners' equity from operations	33,868,813	47,991,689	111,728,929	109,195,468	39,144,772	27,766,034
Equity transactions:
Contract purchase payments (note 1)	1,266,166	511,344	999,612	1,033,807	434,817	296,514
Extra credit fund deposit (note 1)	4,054	2,682	12,167	8,136	3,769	3,406
Transfers (to) and from other subaccounts	(14,758,215)	(4,727,466)	(23,719,995)	(6,357,008)	(9,647,364)	(3,275,627)
Transfers (to) and from fixed dollar contract	(1,380,174)	(983,730)	(1,598,849)	(335,440)	(392,658)	63,722
Withdrawals and surrenders	(10,553,213)	(27,970,083)	(25,779,200)	(45,179,942)	(6,593,988)	(11,255,457)
Surrender charges (note 2)	(15,897)	(16,975)	(21,233)	(34,155)	(11,351)	(40,861)
Annual contract charges (note 2)	(2,237,789)	(2,487,518)	(4,700,716)	(4,449,664)	(994,525)	(937,742)
Annuity and death benefit payments	(8,671,372)	(8,820,009)	(18,933,629)	(15,159,947)	(4,007,239)	(3,583,163)
Net equity transactions	(36,346,440)	(44,491,755)	(73,741,843)	(70,474,213)	(21,208,539)	(18,729,208)
Net change in contract owners' equity	(2,477,627)	3,499,934	37,987,086	38,721,255	17,936,233	9,036,826
Contract owners' equity:
Beginning of period	242,329,636	238,829,702	437,079,323	398,358,068	104,210,829	95,174,003
End of period	$239,852,009	$242,329,636	$475,066,409	$437,079,323	$122,147,062	$104,210,829

Change in units:
Beginning units	5,763,099	6,871,779	14,154,526	16,721,749	4,794,873	5,829,959
Units purchased	428,178	324,970	785,254	721,507	637,910	597,798
Units redeemed	(1,297,131)	(1,433,650)	(2,983,792)	(3,288,730)	(1,470,233)	(1,632,884)
Ending units	4,894,146	5,763,099	11,955,988	14,154,526	3,962,550	4,794,873

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$486,208	$784,929	$215,022	$90,323	$(274,706)	$(55,428)
Reinvested capital gains	6,523,158	10,046,829	1,479,415	820,836	6,180,500	6,820,495
Realized gain (loss)	(718,042)	257,795	(481,720)	837,544	1,976,536	493,044
Unrealized gain (loss)	10,484	22,742,633	(4,201,264)	5,661,514	9,659,495	35,828,769
Net increase (decrease) in contract owners' equity from operations	6,301,808	33,832,186	(2,988,547)	7,410,217	17,541,825	43,086,880
Equity transactions:
Contract purchase payments (note 1)	679,077	164,866	320,619	75,075	760,426	897,679
Extra credit fund deposit (note 1)	1,742	267	4,149	703	503	647
Transfers (to) and from other subaccounts	(591,723)	(1,132,173)	(274,621)	1,817,672	(13,661,781)	(3,369,995)
Transfers (to) and from fixed dollar contract	(190,104)	(38,611)	(216,963)	(36,268)	24,221	621,004
Withdrawals and surrenders	(5,297,629)	(13,363,965)	(1,734,564)	(5,251,716)	(15,641,238)	(19,076,855)
Surrender charges (note 2)	(2,613)	(10,747)	(2,776)	(12,161)	(99,012)	(144,549)
Annual contract charges (note 2)	(1,624,802)	(1,771,789)	(340,801)	(403,343)	(3,322,561)	(3,414,307)
Annuity and death benefit payments	(6,427,952)	(6,649,605)	(1,283,708)	(1,205,987)	(6,069,495)	(6,703,285)
Net equity transactions	(13,454,004)	(22,801,757)	(3,528,665)	(5,016,025)	(38,008,937)	(31,189,661)
Net change in contract owners' equity	(7,152,196)	11,030,429	(6,517,212)	2,394,192	(20,467,112)	11,897,219
Contract owners' equity:
Beginning of period	153,830,487	142,800,058	38,612,122	36,217,930	277,316,232	265,419,013
End of period	$146,678,291	$153,830,487	$32,094,910	$38,612,122	$256,849,120	$277,316,232

Change in units:
Beginning units	5,993,995	6,982,348	2,094,535	2,385,981	18,623,615	20,879,226
Units purchased	410,615	296,933	296,138	309,908	529,942	885,382
Units redeemed	(975,897)	(1,285,286)	(503,293)	(601,354)	(3,115,381)	(3,140,993)
Ending units	5,428,713	5,993,995	1,887,380	2,094,535	16,038,176	18,623,615

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASI - Janus Henderson Research Subaccount	JASI - Janus Henderson Research Subaccount	JASI - Janus Henderson Overseas Subaccount	JASI - Janus Henderson Overseas Subaccount	JASI - Janus Henderson Global Research Subaccount	JASI - Janus Henderson Global Research Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(37,987)	$(31,943)	$744	$5,855	$(5,759)	$(5,209)
Reinvested capital gains	344,480	401,790	0	0	87,002	95,845
Realized gain (loss)	190,935	74,917	(7,553)	(8,928)	102,648	116,462
Unrealized gain (loss)	664,345	671,576	148,070	214,570	90,655	202,440
Net increase (decrease) in contract owners' equity from operations	1,161,773	1,116,340	141,261	211,497	274,546	409,538
Equity transactions:
Contract purchase payments (note 1)	84,205	37,202	0	0	35,848	4,577
Extra credit fund deposit (note 1)	4	3	0	0	0	0
Transfers (to) and from other subaccounts	(109,038)	(7,984)	(16,187)	(27,627)	(33,945)	(125,636)
Transfers (to) and from fixed dollar contract	(26,794)	(3,097)	(21,380)	12,861	(7,429)	(4,459)
Withdrawals and surrenders	(397,149)	(191,206)	(23,228)	(5,818)	(184,894)	(109,068)
Surrender charges (note 2)	(1,501)	(185)	(13)	(15)	(1,576)	(228)
Annual contract charges (note 2)	(6,084)	(5,833)	(4,698)	(4,752)	(2,301)	(2,657)
Annuity and death benefit payments	(174,747)	(66,563)	(9,020)	(11,414)	(31,383)	(67,041)
Net equity transactions	(631,104)	(237,663)	(74,526)	(36,765)	(225,680)	(304,512)
Net change in contract owners' equity	530,669	878,677	66,735	174,732	48,866	105,026
Contract owners' equity:
Beginning of period	4,271,978	3,393,301	1,011,635	836,903	1,722,134	1,617,108
End of period	$4,802,647	$4,271,978	$1,078,370	$1,011,635	$1,771,000	$1,722,134

Change in units:
Beginning units	145,857	155,083	37,739	39,207	84,746	102,227
Units purchased	2,210	2,250	1,237	1,201	1,413	342
Units redeemed	(22,738)	(11,476)	(3,926)	(2,669)	(13,670)	(17,823)
Ending units	125,329	145,857	35,050	37,739	72,489	84,746

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASI - Janus Henderson Balanced Subaccount	JASI - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$21,759	$7,380	$(271,041)	$(241,495)	$(214,570)	$(135,095)
Reinvested capital gains	69,077	120,615	2,131,920	2,593,974	1,643,306	1,844,041
Realized gain (loss)	174,642	209,146	1,621,679	1,224,351	1,501,014	1,598,013
Unrealized gain (loss)	244,309	495,200	3,454,119	3,525,838	2,106,557	3,967,221
Net increase (decrease) in contract owners' equity from operations	509,787	832,341	6,936,677	7,102,668	5,036,307	7,274,180
Equity transactions:
Contract purchase payments (note 1)	37,578	57,734	65,066	32,934	119,560	63,840
Extra credit fund deposit (note 1)	11	8	408	157	149	0
Transfers (to) and from other subaccounts	8,778	(65,427)	(2,076,399)	(198,928)	(1,225,859)	(1,367,154)
Transfers (to) and from fixed dollar contract	(84,399)	(68,421)	(14,917)	(108,936)	(115,044)	60,224
Withdrawals and surrenders	(344,432)	(324,291)	(1,471,575)	(2,397,578)	(1,435,635)	(3,483,246)
Surrender charges (note 2)	(456)	(1,005)	(2,478)	(2,677)	(4,197)	(2,609)
Annual contract charges (note 2)	(5,328)	(5,701)	(269,658)	(254,865)	(293,242)	(304,540)
Annuity and death benefit payments	(155,704)	(242,675)	(971,548)	(995,929)	(995,519)	(913,033)
Net equity transactions	(543,952)	(649,778)	(4,741,101)	(3,925,822)	(3,949,787)	(5,946,518)
Net change in contract owners' equity	(34,165)	182,563	2,195,576	3,176,846	1,086,520	1,327,662
Contract owners' equity:
Beginning of period	4,496,217	4,313,654	26,186,995	23,010,149	31,209,169	29,881,507
End of period	$4,462,052	$4,496,217	$28,382,571	$26,186,995	$32,295,689	$31,209,169

Change in units:
Beginning units	111,243	131,428	1,496,950	1,758,699	2,459,764	3,003,268
Units purchased	603	2,146	82,766	88,002	290,020	130,875
Units redeemed	(15,195)	(22,331)	(338,589)	(349,751)	(608,512)	(674,379)
Ending units	96,651	111,243	1,241,127	1,496,950	2,141,272	2,459,764

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$769,726	$1,239,199	$(102,274)	$636,581	$5,170,194	$2,899,956
Reinvested capital gains	5,408,699	8,608,163	0	0	66,149,948	40,132,146
Realized gain (loss)	12,025,628	8,021,722	(2,443,374)	(6,814,838)	27,978,870	43,602,221
Unrealized gain (loss)	25,532,606	44,623,729	19,091,355	34,690,874	(80,234,940)	151,420,055
Net increase (decrease) in contract owners' equity from operations	43,736,659	62,492,813	16,545,707	28,512,617	19,064,072	238,054,378
Equity transactions:
Contract purchase payments (note 1)	998,483	1,021,858	282,535	202,603	2,012,975	2,244,322
Extra credit fund deposit (note 1)	4,517	3,151	5,155	2,085	5,188	3,547
Transfers (to) and from other subaccounts	16,735,109	44,972,559	(5,007,423)	(5,211,052)	(12,021,123)	(41,019,454)
Transfers (to) and from fixed dollar contract	(950,268)	1,268,846	(740,732)	(282,746)	(911,461)	(537,335)
Withdrawals and surrenders	(21,721,845)	(35,023,338)	(4,909,888)	(13,528,741)	(60,641,565)	(93,915,605)
Surrender charges (note 2)	(110,805)	(229,225)	(3,875)	(9,367)	(370,973)	(619,352)
Annual contract charges (note 2)	(4,101,760)	(3,700,819)	(1,593,482)	(1,705,964)	(12,328,892)	(12,879,550)
Annuity and death benefit payments	(12,147,241)	(9,659,141)	(6,371,663)	(6,009,091)	(24,776,810)	(22,123,718)
Net equity transactions	(21,293,810)	(1,346,109)	(18,339,373)	(26,542,273)	(109,032,661)	(168,847,145)
Net change in contract owners' equity	22,442,849	61,146,704	(1,793,666)	1,970,344	(89,968,589)	69,207,233
Contract owners' equity:
Beginning of period	365,825,098	304,678,394	128,064,146	126,093,802	1,031,232,203	962,024,970
End of period	$388,267,947	$365,825,098	$126,270,480	$128,064,146	$941,263,614	$1,031,232,203

Change in units:
Beginning units	13,594,398	13,684,140	9,502,033	11,675,138	48,370,425	57,058,389
Units purchased	1,961,827	2,654,851	911,266	839,815	3,441,055	2,753,051
Units redeemed	(2,762,479)	(2,744,593)	(2,240,334)	(3,012,920)	(8,596,871)	(11,441,015)
Ending units	12,793,746	13,594,398	8,172,965	9,502,033	43,214,609	48,370,425

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$428,709	$547,146	$103,112	$114,217	$116,397	$396,256
Reinvested capital gains	0	0	429,615	3,742,250	8,424,141	5,193,379
Realized gain (loss)	634,605	(35,060)	1,303,576	1,848,930	(582,856)	797,420
Unrealized gain (loss)	1,967,034	1,987,278	961,699	6,801,595	(5,502,298)	13,200,782
Net increase (decrease) in contract owners' equity from operations	3,030,348	2,499,364	2,798,002	12,506,992	2,455,384	19,587,837
Equity transactions:
Contract purchase payments (note 1)	124,432	95,450	268,289	158,320	208,786	248,943
Extra credit fund deposit (note 1)	14	2	3,879	3,631	15	36
Transfers (to) and from other subaccounts	6,591,204	3,878,856	319,636	1,859,718	2,082,041	1,520,344
Transfers (to) and from fixed dollar contract	(20,012)	49,934	(129,957)	(134,143)	(248,858)	56,820
Withdrawals and surrenders	(2,513,012)	(2,750,690)	(2,185,762)	(4,121,988)	(3,564,271)	(5,965,931)
Surrender charges (note 2)	(4,195)	(3,076)	(4,870)	(7,436)	(2,338)	(5,700)
Annual contract charges (note 2)	(381,497)	(317,915)	(474,761)	(473,552)	(771,072)	(814,737)
Annuity and death benefit payments	(1,078,277)	(774,236)	(1,955,901)	(1,780,330)	(2,756,234)	(2,508,546)
Net equity transactions	2,718,657	178,325	(4,159,447)	(4,495,780)	(5,051,931)	(7,468,771)
Net change in contract owners' equity	5,749,005	2,677,689	(1,361,445)	8,011,212	(2,596,547)	12,119,066
Contract owners' equity:
Beginning of period	34,708,912	32,031,223	52,071,774	44,060,562	87,176,268	75,057,202
End of period	$40,457,917	$34,708,912	$50,710,329	$52,071,774	$84,579,721	$87,176,268

Change in units:
Beginning units	3,266,770	3,254,479	1,698,585	1,875,836	2,710,961	2,976,367
Units purchased	1,408,415	574,483	216,644	204,429	293,345	291,029
Units redeemed	(1,177,019)	(562,192)	(362,599)	(381,680)	(474,751)	(556,435)
Ending units	3,498,166	3,266,770	1,552,630	1,698,585	2,529,555	2,710,961

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	WFVT - Opportunity Subaccount	WFVT - Opportunity Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$5,887,505	$10,678,455	$298,653	$1,267,175	$(30,952)	$(36,445)
Reinvested capital gains	0	0	0	0	267,135	407,765
Realized gain (loss)	(290,890)	11,618,879	302,026	(95,157)	31,381	34,233
Unrealized gain (loss)	(115,368,328)	138,871,780	2,506,232	2,894,634	389,348	503,708
Net increase (decrease) in contract owners' equity from operations	(109,771,713)	161,169,114	3,106,911	4,066,652	656,912	909,261
Equity transactions:
Contract purchase payments (note 1)	2,386,952	1,876,854	110,365	78,635	0	0
Extra credit fund deposit (note 1)	3,438	3,570	83	88	0	0
Transfers (to) and from other subaccounts	67,433,436	1,683,168	6,303,152	3,256,666	(36,350)	(40,170)
Transfers (to) and from fixed dollar contract	(601,049)	(866,008)	(503,357)	66,760	(758)	(67,027)
Withdrawals and surrenders	(68,369,102)	(103,545,979)	(2,174,680)	(3,883,347)	(221,337)	(84,048)
Surrender charges (note 2)	(374,691)	(651,680)	(2,193)	(4,891)	(9)	(17)
Annual contract charges (note 2)	(14,853,233)	(16,055,504)	(513,002)	(447,585)	(4,064)	(3,903)
Annuity and death benefit payments	(28,972,710)	(28,802,806)	(1,628,756)	(1,124,780)	(27,165)	(23,147)
Net equity transactions	(43,346,959)	(146,358,385)	1,591,612	(2,058,454)	(289,683)	(218,312)
Net change in contract owners' equity	(153,118,672)	14,810,729	4,698,523	2,008,198	367,229	690,949
Contract owners' equity:
Beginning of period	1,199,938,067	1,185,127,338	43,303,374	41,295,176	3,816,035	3,125,086
End of period	$1,046,819,395	$1,199,938,067	$48,001,897	$43,303,374	$4,183,264	$3,816,035

Change in units:
Beginning units	83,430,818	94,229,918	3,905,384	4,111,104	90,850	96,396
Units purchased	8,554,355	3,623,397	1,345,617	731,939	0	0
Units redeemed	(11,771,562)	(14,422,497)	(1,232,057)	(937,659)	(7,632)	(5,546)
Ending units	80,213,611	83,430,818	4,018,944	3,905,384	83,218	90,850

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	WFVT - Discovery Subaccount	WFVT - Discovery Subaccount	MSVI - VIF Core Plus Fixed Income Subaccount	MSVI - VIF Core Plus Fixed Income Subaccount	MSVI - VIF U.S. Real Estate Subaccount	MSVI - VIF U.S. Real Estate Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(50,503)	$(44,919)	$3,517	$9,439	$17,548	$9,092
Reinvested capital gains	335,139	351,141	5,475	0	31,185	54,255
Realized gain (loss)	132,227	244,302	6,464	6,503	2,452	59,018
Unrealized gain (loss)	1,587,478	520,465	11,310	22,383	(283,719)	104,675
Net increase (decrease) in contract owners' equity from operations	2,004,341	1,070,989	26,766	38,325	(232,534)	227,040
Equity transactions:
Contract purchase payments (note 1)	0	0	11,523	38,416	2,821	10,922
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(34,283)	(11,444)	108,946	33,890	74,651	(36,638)
Transfers (to) and from fixed dollar contract	(28,321)	(39,215)	0	(14,340)	(1,481)	(2,704)
Withdrawals and surrenders	(96,674)	(311,326)	(22,627)	(90,268)	(28,245)	(114,098)
Surrender charges (note 2)	(58)	(55)	(15)	(10)	(51)	(87)
Annual contract charges (note 2)	(5,210)	(4,721)	(271)	(457)	(3,211)	(3,810)
Annuity and death benefit payments	(107,891)	(269,052)	(18,433)	(14,842)	(54,365)	(29,702)
Net equity transactions	(272,437)	(635,813)	79,123	(47,611)	(9,881)	(176,117)
Net change in contract owners' equity	1,731,904	435,176	105,889	(9,286)	(242,415)	50,923
Contract owners' equity:
Beginning of period	3,475,204	3,040,028	455,697	464,983	1,391,239	1,340,316
End of period	$5,207,108	$3,475,204	$561,586	$455,697	$1,148,824	$1,391,239

Change in units:
Beginning units	74,322	88,994	17,225	21,169	26,490	30,020
Units purchased	0	0	7,492	2,205	3,035	898
Units redeemed	(5,016)	(14,672)	(3,551)	(6,149)	(2,820)	(4,428)
Ending units	69,306	74,322	21,166	17,225	26,705	26,490

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$931,930	$1,931,644	$682,811	$259,068	$(1,705,153)	$(1,214,028)
Reinvested capital gains	750,559	0	1,546,762	2,877,594	15,256,448	5,529,900
Realized gain (loss)	1,169,393	660,537	(67,048)	5,551,492	23,410,591	1,447,555
Unrealized gain (loss)	1,331,081	3,959,336	(13,748,454)	3,806,870	66,210,826	18,476,469
Net increase (decrease) in contract owners' equity from operations	4,182,963	6,551,517	(11,585,929)	12,495,024	103,172,712	24,239,896
Equity transactions:
Contract purchase payments (note 1)	93,651	85,207	249,210	218,277	857,539	454,890
Extra credit fund deposit (note 1)	324	391	2,023	2,725	10,809	8,023
Transfers (to) and from other subaccounts	2,093,445	8,151,130	5,961,361	(2,899,319)	(14,454,086)	(533,330)
Transfers (to) and from fixed dollar contract	(306,298)	(156,765)	(341,951)	(26,105)	(268,964)	(42,407)
Withdrawals and surrenders	(4,227,823)	(9,190,081)	(3,325,325)	(13,494,780)	(7,057,151)	(10,451,055)
Surrender charges (note 2)	(5,762)	(9,788)	(1,949)	(5,619)	(10,010)	(58,805)
Annual contract charges (note 2)	(972,334)	(962,118)	(638,010)	(779,050)	(1,379,259)	(1,049,798)
Annuity and death benefit payments	(2,709,636)	(2,133,408)	(3,192,615)	(3,172,589)	(4,449,319)	(3,244,985)
Net equity transactions	(6,034,433)	(4,215,432)	(1,287,256)	(20,156,460)	(26,750,441)	(14,917,467)
Net change in contract owners' equity	(1,851,470)	2,336,085	(12,873,185)	(7,661,436)	76,422,271	9,322,429
Contract owners' equity:
Beginning of period	75,937,528	73,601,443	70,372,200	78,033,636	96,635,530	87,313,101
End of period	$74,086,058	$75,937,528	$57,499,015	$70,372,200	$173,057,801	$96,635,530

Change in units:
Beginning units	4,527,306	4,783,145	1,937,506	2,505,402	2,321,552	2,725,690
Units purchased	848,247	860,989	392,383	122,149	637,001	478,176
Units redeemed	(1,216,547)	(1,116,828)	(396,569)	(690,045)	(1,019,207)	(882,314)
Ending units	4,159,006	4,527,306	1,933,320	1,937,506	1,939,346	2,321,552

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVI - Large Cap Value Subaccount	GSVI - Large Cap Value Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$66,017	$117,834	$(106,730)	$(23,839)	$(126,798)	$(99,742)
Reinvested capital gains	1,315,523	2,843,656	980,362	903,789	913,809	1,016,029
Realized gain (loss)	(2,742,321)	(2,420,588)	615,527	581,085	122,466	(128,797)
Unrealized gain (loss)	3,088,209	17,382,095	1,939,664	4,056,162	2,583,374	1,939,023
Net increase (decrease) in contract owners' equity from operations	1,727,428	17,922,997	3,428,823	5,517,197	3,492,851	2,726,513
Equity transactions:
Contract purchase payments (note 1)	77,331	133,740	61,506	17,496	37,027	30,214
Extra credit fund deposit (note 1)	921	291	146	91	602	15
Transfers (to) and from other subaccounts	897,686	(2,716,969)	(1,180,024)	(1,736,998)	(222,857)	207,201
Transfers (to) and from fixed dollar contract	(122,260)	(241,915)	(80,454)	(85,845)	(81,529)	(98,991)
Withdrawals and surrenders	(2,836,434)	(5,115,465)	(874,637)	(1,650,221)	(476,708)	(430,125)
Surrender charges (note 2)	(877)	(5,568)	(570)	(2,254)	(781)	(584)
Annual contract charges (note 2)	(1,045,637)	(1,135,526)	(261,641)	(278,582)	(122,093)	(112,265)
Annuity and death benefit payments	(4,686,687)	(4,758,420)	(1,392,880)	(1,491,774)	(514,316)	(382,659)
Net equity transactions	(7,715,957)	(13,839,832)	(3,728,554)	(5,228,087)	(1,380,655)	(787,194)
Net change in contract owners' equity	(5,988,529)	4,083,165	(299,731)	289,110	2,112,196	1,939,319
Contract owners' equity:
Beginning of period	83,030,218	78,947,053	25,546,682	25,257,572	10,242,034	8,302,715
End of period	$77,041,689	$83,030,218	$25,246,951	$25,546,682	$12,354,230	$10,242,034

Change in units:
Beginning units	4,114,297	4,868,569	912,857	1,117,163	310,652	337,763
Units purchased	309,138	63,536	40,276	25,970	26,294	24,240
Units redeemed	(705,401)	(817,808)	(175,859)	(230,276)	(67,164)	(51,351)
Ending units	3,718,034	4,114,297	777,274	912,857	269,782	310,652

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVS - Large Cap Value Subaccount	GSVS - Large Cap Value Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(36,317)	$(22,196)	$(93,587)	$(62,637)	$(324,296)	$(300,922)
Reinvested capital gains	692,670	1,447,804	642,180	606,796	2,123,103	2,547,228
Realized gain (loss)	(1,097,487)	(1,142,846)	4,632	(706,724)	59,241	(1,173,259)
Unrealized gain (loss)	1,452,271	8,614,938	1,630,402	4,117,316	6,516,207	5,986,677
Net increase (decrease) in contract owners' equity from operations	1,011,137	8,897,700	2,183,627	3,954,751	8,374,255	7,059,724
Equity transactions:
Contract purchase payments (note 1)	84,977	178,515	57,075	25,116	39,028	77,556
Extra credit fund deposit (note 1)	2,745	162	0	0	1,431	2,776
Transfers (to) and from other subaccounts	1,172,124	(565,468)	(2,260,997)	(2,260,288)	(1,997,878)	(1,118,367)
Transfers (to) and from fixed dollar contract	(320,586)	276,975	(20,170)	(191,911)	(529,911)	64,081
Withdrawals and surrenders	(1,704,847)	(4,398,094)	(1,288,634)	(3,257,449)	(2,943,067)	(2,518,378)
Surrender charges (note 2)	(4,689)	(6,831)	(692)	(20,580)	(3,104)	(6,980)
Annual contract charges (note 2)	(379,797)	(418,864)	(131,451)	(176,925)	(283,968)	(258,548)
Annuity and death benefit payments	(1,555,093)	(1,513,096)	(444,109)	(408,368)	(758,508)	(761,013)
Net equity transactions	(2,705,166)	(6,446,701)	(4,088,978)	(6,290,405)	(6,475,977)	(4,518,873)
Net change in contract owners' equity	(1,694,029)	2,450,999	(1,905,351)	(2,335,654)	1,898,278	2,540,851
Contract owners' equity:
Beginning of period	42,334,097	39,883,098	17,284,252	19,619,906	25,706,276	23,165,425
End of period	$40,640,068	$42,334,097	$15,378,901	$17,284,252	$27,604,554	$25,706,276

Change in units:
Beginning units	2,469,124	2,898,634	704,516	996,732	936,155	1,128,107
Units purchased	273,213	108,726	44,684	117,794	60,432	44,852
Units redeemed	(423,030)	(538,236)	(211,438)	(410,010)	(267,552)	(236,804)
Ending units	2,319,307	2,469,124	537,762	704,516	729,035	936,155

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVS - Global Trends Allocation Subaccount	GSVS - Global Trends Allocation Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,385,010)	$139,197	$1,820,403	$(626,964)	$(345,309)	$(447,421)
Reinvested capital gains	1,887,575	6,041,762	0	0	2,299,782	659,409
Realized gain (loss)	729,936	1,630,852	(3,662,684)	129,845	(755,225)	(720,426)
Unrealized gain (loss)	1,805,668	6,632,186	(4,185,779)	26,710,608	657,659	9,190,504
Net increase (decrease) in contract owners' equity from operations	3,038,169	14,443,997	(6,028,060)	26,213,489	1,856,907	8,682,066
Equity transactions:
Contract purchase payments (note 1)	269,652	326,868	661,910	708,704	103,452	35,532
Extra credit fund deposit (note 1)	346	478	2,073	1,650	2,190	389
Transfers (to) and from other subaccounts	(1,569,814)	1,738,281	115,218	(4,479,339)	(975,017)	728,942
Transfers (to) and from fixed dollar contract	(75,069)	317,162	(264,025)	(348,659)	(74,022)	(76,668)
Withdrawals and surrenders	(7,283,335)	(11,606,095)	(6,435,068)	(19,328,014)	(1,683,488)	(4,371,887)
Surrender charges (note 2)	(52,630)	(70,834)	(5,639)	(10,606)	(1,543)	(3,129)
Annual contract charges (note 2)	(1,826,879)	(1,905,847)	(1,674,634)	(1,967,261)	(314,636)	(329,233)
Annuity and death benefit payments	(3,974,370)	(3,191,597)	(5,205,792)	(5,834,827)	(1,256,066)	(1,314,734)
Net equity transactions	(14,512,099)	(14,391,584)	(12,805,957)	(31,258,352)	(4,199,130)	(5,330,788)
Net change in contract owners' equity	(11,473,930)	52,413	(18,834,017)	(5,044,863)	(2,342,223)	3,351,278
Contract owners' equity:
Beginning of period	145,040,042	144,987,629	168,535,008	173,579,871	36,159,945	32,808,667
End of period	$133,566,112	$145,040,042	$149,700,991	$168,535,008	$33,817,722	$36,159,945

Change in units:
Beginning units	11,079,817	12,237,112	5,427,998	6,461,390	952,701	1,105,688
Units purchased	672,876	650,439	786,440	470,783	96,751	55,063
Units redeemed	(1,824,504)	(1,807,734)	(1,304,811)	(1,504,175)	(206,835)	(208,050)
Ending units	9,928,189	11,079,817	4,909,627	5,427,998	842,617	952,701

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	LAZS - U.S. Equity Select Subaccount (note 4)	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(66,847)	$882,782	$(941,398)	$(2,273,609)	$(4,592,192)
Reinvested capital gains	23,347	2,927,035	0	3,391,669	479,043
Realized gain (loss)	1,084,452	(2,884,662)	(4,559,152)	1,644,401	1,851,680
Unrealized gain (loss)	392,731	4,678,982	24,106,811	(5,870,800)	55,269,629
Net increase (decrease) in contract owners' equity from operations	1,433,683	5,604,137	18,606,261	(3,108,339)	53,008,160
Equity transactions:
Contract purchase payments (note 1)	913	199,772	233,067	800,027	695,854
Extra credit fund deposit (note 1)	6	604	742	2,293	729
Transfers (to) and from other subaccounts	(6,617,324)	(3,226,816)	(3,938,119)	(8,395,112)	(4,638,714)
Transfers (to) and from fixed dollar contract	(36,563)	(205,208)	(277,201)	(131,891)	557,649
Withdrawals and surrenders	(797,256)	(4,814,006)	(14,166,012)	(16,561,902)	(27,213,915)
Surrender charges (note 2)	(1,150)	(5,133)	(4,556)	(141,443)	(194,880)
Annual contract charges (note 2)	(56,953)	(1,011,485)	(1,161,365)	(4,254,141)	(4,557,587)
Annuity and death benefit payments	(158,567)	(3,237,092)	(3,935,587)	(8,946,615)	(7,087,723)
Net equity transactions	(7,666,894)	(12,299,364)	(23,249,031)	(37,628,784)	(42,438,587)
Net change in contract owners' equity	(6,233,211)	(6,695,227)	(4,642,770)	(40,737,123)	10,569,573
Contract owners' equity:
Beginning of period	6,233,211	102,692,482	107,335,252	353,951,070	343,381,497
End of period	$0	$95,997,255	$102,692,482	$313,213,947	$353,951,070

Change in units:
Beginning units	319,664	6,063,956	7,576,473	22,160,502	25,001,447
Units purchased	4,872	425,512	247,538	1,431,599	1,311,081
Units redeemed	(324,536)	(1,190,467)	(1,760,055)	(3,877,674)	(4,152,026)
Ending units	0	5,299,001	6,063,956	19,714,427	22,160,502

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison Subaccount	PRS2 - Jennison Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Small Cap Core Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,017,140)	$(1,045,880)	$(747,353)	$(659,227)	$(163,688)	$(572,625)
Reinvested capital gains	0	0	0	0	3,589,879	7,511,636
Realized gain (loss)	11,148,944	11,121,064	9,233,751	4,190,043	(1,612,538)	670,454
Unrealized gain (loss)	10,109,935	9,444,243	17,151,011	10,502,846	4,754,321	5,966,330
Net increase (decrease) in contract owners' equity from operations	20,241,739	19,519,427	25,637,409	14,033,662	6,567,974	13,575,795
Equity transactions:
Contract purchase payments (note 1)	316,317	119,350	206,208	105,889	374,947	213,736
Extra credit fund deposit (note 1)	443	781	6,009	776	2,042	591
Transfers (to) and from other subaccounts	(7,329,720)	(8,126,854)	(4,341,870)	(2,252,664)	(3,755,136)	(457,919)
Transfers (to) and from fixed dollar contract	(1,088,873)	(339,664)	34,456	86,354	(108,010)	(195,244)
Withdrawals and surrenders	(3,220,049)	(9,406,800)	(3,337,843)	(5,409,663)	(2,199,942)	(6,791,480)
Surrender charges (note 2)	(2,316)	(3,906)	(10,866)	(23,281)	(2,321)	(3,003)
Annual contract charges (note 2)	(937,844)	(948,310)	(636,260)	(575,661)	(569,633)	(679,761)
Annuity and death benefit payments	(4,023,230)	(3,409,274)	(2,184,109)	(1,875,434)	(1,947,728)	(2,324,887)
Net equity transactions	(16,285,272)	(22,114,677)	(10,264,275)	(9,943,684)	(8,205,781)	(10,237,967)
Net change in contract owners' equity	3,956,467	(2,595,250)	15,373,134	4,089,978	(1,637,807)	3,337,828
Contract owners' equity:
Beginning of period	82,294,670	84,889,920	53,536,230	49,446,252	66,277,236	62,939,408
End of period	$86,251,137	$82,294,670	$68,909,364	$53,536,230	$64,639,429	$66,277,236

Change in units:
Beginning units	2,531,087	3,312,308	2,182,946	2,670,686	2,170,078	2,535,463
Units purchased	72,983	35,779	327,599	194,414	257,845	190,979
Units redeemed	(542,121)	(817,000)	(671,267)	(682,154)	(543,585)	(556,364)
Ending units	2,061,949	2,531,087	1,839,278	2,182,946	1,884,338	2,170,078

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JPMI - Mid Cap Value Subaccount	JPMI - Mid Cap Value Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$327,007	$677,272	$7,865	$(26,367)	$(350,125)	$(315,562)
Reinvested capital gains	10,783,774	13,817,940	664,371	1,851,175	2,084,050	3,314,329
Realized gain (loss)	1,160,560	7,663,960	(1,067,521)	(256,585)	1,726,373	171,234
Unrealized gain (loss)	(15,187,180)	24,152,228	(185,029)	1,813,535	9,067,175	3,386,189
Net increase (decrease) in contract owners' equity from operations	(2,915,839)	46,311,400	(580,314)	3,381,758	12,527,473	6,556,190
Equity transactions:
Contract purchase payments (note 1)	537,105	318,963	14,472	25,131	211,424	153,713
Extra credit fund deposit (note 1)	2,213	1,966	0	0	6,445	5,277
Transfers (to) and from other subaccounts	(1,498,667)	(4,171,241)	(3,471,982)	495,358	(2,010,870)	3,528,828
Transfers (to) and from fixed dollar contract	(624,480)	(183,679)	(391,276)	(23,062)	(247,085)	(61,860)
Withdrawals and surrenders	(7,524,178)	(16,994,109)	(498,365)	(777,246)	(1,509,200)	(2,569,831)
Surrender charges (note 2)	(8,923)	(11,450)	(305)	(4,348)	(2,512)	(23,213)
Annual contract charges (note 2)	(1,918,606)	(2,194,563)	(145,069)	(183,947)	(300,831)	(281,032)
Annuity and death benefit payments	(7,917,552)	(7,548,739)	(571,138)	(1,308,061)	(739,312)	(733,455)
Net equity transactions	(18,953,088)	(30,782,852)	(5,063,663)	(1,776,175)	(4,591,941)	18,427
Net change in contract owners' equity	(21,868,927)	15,528,548	(5,643,977)	1,605,583	7,935,532	6,574,617
Contract owners' equity:
Beginning of period	211,428,862	195,900,314	17,521,706	15,916,123	26,266,556	19,691,939
End of period	$189,559,935	$211,428,862	$11,877,729	$17,521,706	$34,202,088	$26,266,556

Change in units:
Beginning units	4,480,698	5,191,061	700,813	774,317	637,015	632,831
Units purchased	485,033	233,594	67,336	92,659	206,412	292,955
Units redeemed	(909,658)	(943,957)	(297,603)	(166,163)	(297,112)	(288,771)
Ending units	4,056,073	4,480,698	470,546	700,813	546,315	637,015

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ABVB - VPS Dynamic Asset Allocation Subaccount	ABVB - VPS Dynamic Asset Allocation Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$414,156	$1,202,427	$(22,915)	$555,227	$(330,881)	$(295,520)
Reinvested capital gains	0	287,949	2,745,564	0	2,959,868	4,542,451
Realized gain (loss)	3,887,187	4,756,876	880,491	1,156,778	823,357	375,322
Unrealized gain (loss)	2,516,993	26,484,218	(2,822,241)	11,615,472	7,483,887	3,330,783
Net increase (decrease) in contract owners' equity from operations	6,818,336	32,731,470	780,899	13,327,477	10,936,231	7,953,036
Equity transactions:
Contract purchase payments (note 1)	433,183	689,198	156,933	179,469	172,301	62,842
Extra credit fund deposit (note 1)	908	1,040	261	319	1,041	31
Transfers (to) and from other subaccounts	(1,842,926)	(1,373,502)	1,827,819	2,301,612	(1,481,578)	(292,641)
Transfers (to) and from fixed dollar contract	(195,059)	284,466	(134,543)	167,704	(193,833)	(91,378)
Withdrawals and surrenders	(13,369,940)	(19,031,139)	(4,618,213)	(6,881,431)	(935,053)	(2,602,603)
Surrender charges (note 2)	(45,715)	(101,496)	(32,245)	(76,285)	(1,421)	(5,944)
Annual contract charges (note 2)	(3,506,097)	(3,692,956)	(1,114,583)	(1,153,186)	(278,774)	(250,401)
Annuity and death benefit payments	(7,058,829)	(7,980,246)	(2,311,484)	(1,910,312)	(1,020,084)	(888,551)
Net equity transactions	(25,584,475)	(31,204,635)	(6,226,055)	(7,372,110)	(3,737,401)	(4,068,645)
Net change in contract owners' equity	(18,766,139)	1,526,835	(5,445,156)	5,955,367	7,198,830	3,884,391
Contract owners' equity:
Beginning of period	252,514,173	250,987,338	93,032,130	87,076,763	25,926,402	22,042,011
End of period	$233,748,034	$252,514,173	$87,586,974	$93,032,130	$33,125,232	$25,926,402

Change in units:
Beginning units	18,407,346	20,818,923	8,085,929	8,765,244	686,222	813,500
Units purchased	423,414	544,550	555,018	617,283	153,303	106,778
Units redeemed	(2,366,679)	(2,956,127)	(1,115,478)	(1,296,598)	(231,264)	(234,056)
Ending units	16,464,081	18,407,346	7,525,469	8,085,929	608,261	686,222

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(766,240)	$(668,306)	$1,130,786	$1,266,149	$(246,018)	$(221,380)
Reinvested capital gains	4,991,100	7,131,427	3,928,984	4,011,595	2,196,795	1,890,985
Realized gain (loss)	2,462,187	1,841,118	1,133,686	677,308	1,608,329	942,308
Unrealized gain (loss)	12,707,549	7,722,985	4,965,782	18,663,985	647,517	4,908,037
Net increase (decrease) in contract owners' equity from operations	19,394,596	16,027,224	11,159,238	24,619,037	4,206,623	7,519,950
Equity transactions:
Contract purchase payments (note 1)	192,222	238,679	589,918	437,310	10,628	28,301
Extra credit fund deposit (note 1)	1,661	4,330	355	1,463	0	247
Transfers (to) and from other subaccounts	1,620,129	937,278	(1,788,336)	16,902,728	(4,719,178)	2,786,003
Transfers (to) and from fixed dollar contract	(90,845)	(91,293)	(801,600)	504,139	(194,466)	(59,595)
Withdrawals and surrenders	(2,650,943)	(5,410,137)	(7,941,412)	(12,068,852)	(2,103,592)	(2,412,740)
Surrender charges (note 2)	(2,365)	(8,480)	(33,262)	(80,268)	(5,695)	(9,807)
Annual contract charges (note 2)	(690,433)	(603,519)	(1,502,906)	(1,463,183)	(203,060)	(207,200)
Annuity and death benefit payments	(2,265,993)	(2,090,893)	(4,173,978)	(4,043,498)	(662,589)	(776,826)
Net equity transactions	(3,886,567)	(7,024,035)	(15,651,221)	189,839	(7,877,952)	(651,617)
Net change in contract owners' equity	15,508,029	9,003,189	(4,491,983)	24,808,876	(3,671,329)	6,868,333
Contract owners' equity:
Beginning of period	56,093,751	47,090,562	155,577,140	130,768,264	27,695,348	20,827,015
End of period	$71,601,780	$56,093,751	$151,085,157	$155,577,140	$24,024,019	$27,695,348

Change in units:
Beginning units	2,201,107	2,525,166	6,882,707	6,859,149	1,569,175	1,627,114
Units purchased	497,968	403,965	544,905	1,223,411	99,762	365,692
Units redeemed	(603,309)	(728,024)	(1,236,538)	(1,199,853)	(542,343)	(423,631)
Ending units	2,095,766	2,201,107	6,191,074	6,882,707	1,126,594	1,569,175

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount	PVIA - Total Return Subaccount	PVIA - Total Return Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$151,406	$628,928	$3,348,233	$7,057,291	$673,922	$746,278
Reinvested capital gains	0	0	4,371,155	0	0	0
Realized gain (loss)	964,661	(2,056,787)	3,665,574	(1,605,416)	(1,332,462)	(1,975,587)
Unrealized gain (loss)	14,610,252	13,522,685	15,805,810	22,648,758	5,056,334	4,169,846
Net increase (decrease) in contract owners' equity from operations	15,726,319	12,094,826	27,190,772	28,100,633	4,397,794	2,940,537
Equity transactions:
Contract purchase payments (note 1)	553,859	243,049	2,066,776	837,740	230,596	163,671
Extra credit fund deposit (note 1)	2,969	2,711	15,589	7,520	980	1,110
Transfers (to) and from other subaccounts	2,566,580	5,311,671	54,905,490	11,697,786	(1,762,863)	6,447,409
Transfers (to) and from fixed dollar contract	(469,459)	(568,865)	(731,214)	68,438	(21,167)	(11,185)
Withdrawals and surrenders	(7,758,534)	(21,060,366)	(26,652,179)	(54,171,371)	(3,983,853)	(9,142,070)
Surrender charges (note 2)	(5,941)	(43,508)	(15,237)	(39,412)	(2,747)	(10,703)
Annual contract charges (note 2)	(2,113,825)	(2,205,728)	(5,338,496)	(5,283,176)	(626,851)	(656,348)
Annuity and death benefit payments	(7,902,642)	(7,297,035)	(19,978,299)	(16,657,770)	(3,041,553)	(3,167,801)
Net equity transactions	(15,126,993)	(25,618,071)	4,272,430	(63,540,245)	(9,207,458)	(6,375,917)
Net change in contract owners' equity	599,326	(13,523,245)	31,463,202	(35,439,612)	(4,809,664)	(3,435,380)
Contract owners' equity:
Beginning of period	171,886,143	185,409,388	400,840,236	436,279,848	60,248,435	63,683,815
End of period	$172,485,469	$171,886,143	$432,303,438	$400,840,236	$55,438,771	$60,248,435

Change in units:
Beginning units	10,296,590	11,821,938	22,434,821	26,013,487	3,480,144	3,860,087
Units purchased	1,625,169	978,463	6,480,868	4,275,708	268,812	605,737
Units redeemed	(2,516,292)	(2,503,811)	(6,365,130)	(7,854,374)	(819,221)	(985,680)
Ending units	9,405,467	10,296,590	22,550,559	22,434,821	2,929,735	3,480,144

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PVIA - CommodityRealReturn® Strategy Subaccount	PVIA - CommodityRealReturn® Strategy Subaccount	PVIA - Global Diversified Allocation Subaccount	PVIA - Global Diversified Allocation Subaccount	PVIA - Short-Term Subaccount	PVIA - Short-Term Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$670,993	$484,362	$13,219,262	$9,846,252	$(2,282)	$855,017
Reinvested capital gains	0	0	50,328,652	0	0	0
Realized gain (loss)	(1,987,424)	(2,600,129)	1,387,789	6,383,858	(37,724)	(99,190)
Unrealized gain (loss)	1,305,831	3,728,334	(47,669,571)	124,259,808	664,173	330,129
Net increase (decrease) in contract owners' equity from operations	(10,600)	1,612,567	17,266,132	140,489,918	624,167	1,085,956
Equity transactions:
Contract purchase payments (note 1)	149,210	38,869	2,156,463	1,540,369	559,087	338,466
Extra credit fund deposit (note 1)	82	243	1,936	2,332	416	880
Transfers (to) and from other subaccounts	336,558	(933,341)	17,673	(1,086,331)	29,503,769	6,533,368
Transfers (to) and from fixed dollar contract	(100,645)	(14,764)	(279,852)	721,537	63,709	575,888
Withdrawals and surrenders	(545,561)	(2,527,589)	(37,870,880)	(60,804,202)	(14,679,039)	(17,978,869)
Surrender charges (note 2)	(664)	(533)	(191,649)	(418,529)	(17,282)	(39,416)
Annual contract charges (note 2)	(172,550)	(197,745)	(9,817,999)	(10,165,942)	(1,055,596)	(946,297)
Annuity and death benefit payments	(630,503)	(588,058)	(20,077,416)	(17,064,450)	(6,185,908)	(2,722,851)
Net equity transactions	(964,073)	(4,222,918)	(66,061,724)	(87,275,216)	8,189,156	(14,238,831)
Net change in contract owners' equity	(974,673)	(2,610,351)	(48,795,592)	53,214,702	8,813,323	(13,152,875)
Contract owners' equity:
Beginning of period	15,183,926	17,794,277	781,399,270	728,184,568	67,520,499	80,673,374
End of period	$14,209,253	$15,183,926	$732,603,678	$781,399,270	$76,333,822	$67,520,499

Change in units:
Beginning units	2,762,523	3,577,629	55,060,040	61,652,401	6,533,588	7,939,590
Units purchased	530,255	262,465	2,780,637	2,981,138	5,365,163	2,364,915
Units redeemed	(708,736)	(1,077,571)	(7,618,819)	(9,573,499)	(4,590,988)	(3,770,917)
Ending units	2,584,042	2,762,523	50,221,858	55,060,040	7,307,763	6,533,588

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount	CALI - VP S&P 500 Index Subaccount	CALI - VP S&P 500 Index Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(33,806)	$467,863	$755	$884	$(177,577)	$(87,653)
Reinvested capital gains	0	0	5,212	10,195	1,849,177	2,527,662
Realized gain (loss)	175,888	(111,943)	4,159	5,054	424,530	(188,197)
Unrealized gain (loss)	469,241	481,565	15,817	26,088	2,798,431	4,276,081
Net increase (decrease) in contract owners' equity from operations	611,323	837,485	25,943	42,221	4,894,561	6,527,893
Equity transactions:
Contract purchase payments (note 1)	29,484	26,875	0	0	107,738	64,209
Extra credit fund deposit (note 1)	14	14	0	0	880	274
Transfers (to) and from other subaccounts	13,103,680	8,735,655	(2,639)	0	689,341	(743,914)
Transfers (to) and from fixed dollar contract	(331,623)	591,277	0	0	(253,961)	(282,198)
Withdrawals and surrenders	(3,897,238)	(14,168,808)	(13,552)	(27,931)	(1,007,048)	(3,409,054)
Surrender charges (note 2)	(2,946)	(37,482)	(28)	(40)	(162)	(4,078)
Annual contract charges (note 2)	(376,298)	(312,760)	(179)	(211)	(267,493)	(249,888)
Annuity and death benefit payments	(1,397,459)	(930,091)	(910)	(1,446)	(1,069,976)	(784,379)
Net equity transactions	7,127,614	(6,095,320)	(17,308)	(29,628)	(1,800,681)	(5,409,028)
Net change in contract owners' equity	7,738,937	(5,257,835)	8,635	12,593	3,093,880	1,118,865
Contract owners' equity:
Beginning of period	30,686,185	35,944,020	170,126	157,533	23,149,970	22,031,105
End of period	$38,425,122	$30,686,185	$178,761	$170,126	$26,243,850	$23,149,970

Change in units:
Beginning units	3,047,829	3,672,536	7,742	9,284	708,655	902,801
Units purchased	2,576,821	1,784,203	0	0	133,239	33,095
Units redeemed	(1,872,328)	(2,408,910)	(767)	(1,542)	(182,176)	(227,241)
Ending units	3,752,322	3,047,829	6,975	7,742	659,718	708,655

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. Comstock Series I Subaccount	AIMI - Invesco V.I. Comstock Series I Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(254,026)	$(776,828)	$(593,139)	$(675,452)	$342	$278
Reinvested capital gains	1,837,855	14,530,804	712,987	4,735,463	593	3,283
Realized gain (loss)	(8,278,830)	(3,457,809)	(1,410,791)	(886,605)	(163)	99
Unrealized gain (loss)	(2,588,590)	10,111,849	11,308,495	5,607,927	(1,498)	1,718
Net increase (decrease) in contract owners' equity from operations	(9,283,591)	20,408,016	10,017,552	8,781,333	(726)	5,378
Equity transactions:
Contract purchase payments (note 1)	458,971	275,959	96,921	153,375	0	0
Extra credit fund deposit (note 1)	2,293	3,065	1,466	2,343	0	0
Transfers (to) and from other subaccounts	5,905,392	(1,724,492)	(2,993,639)	(948,971)	0	0
Transfers (to) and from fixed dollar contract	(342,411)	(197,908)	(316,960)	(315,282)	0	0
Withdrawals and surrenders	(4,309,325)	(14,805,726)	(2,098,872)	(4,445,553)	0	0
Surrender charges (note 2)	(3,231)	(7,624)	(3,014)	(1,842)	0	0
Annual contract charges (note 2)	(1,109,729)	(1,354,177)	(577,294)	(616,928)	(1)	(1)
Annuity and death benefit payments	(4,516,013)	(4,858,158)	(2,463,137)	(2,060,753)	(1,343)	(772)
Net equity transactions	(3,914,053)	(22,669,061)	(8,354,529)	(8,233,611)	(1,344)	(773)
Net change in contract owners' equity	(13,197,644)	(2,261,045)	1,663,023	547,722	(2,070)	4,605
Contract owners' equity:
Beginning of period	124,531,191	126,792,236	52,512,355	51,964,633	27,070	22,465
End of period	$111,333,547	$124,531,191	$54,175,378	$52,512,355	$25,000	$27,070

Change in units:
Beginning units	3,461,726	4,096,206	1,900,968	2,207,493	834	859
Units purchased	588,954	235,781	152,814	109,698	0	0
Units redeemed	(656,630)	(870,261)	(440,236)	(416,223)	(50)	(25)
Ending units	3,394,050	3,461,726	1,613,546	1,900,968	784	834

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$524,594	$(1,827)	$24,595,657	$(5,760,776)	$(195,887)	$(443,788)
Reinvested capital gains	1,369,313	3,790,589	19,906,655	0	0	4,119,694
Realized gain (loss)	496,745	897,447	(6,964,535)	(9,077,913)	(766,440)	1,371,074
Unrealized gain (loss)	5,167,425	9,583,662	(6,770,527)	69,572,263	1,047,939	991,375
Net increase (decrease) in contract owners' equity from operations	7,558,077	14,269,871	30,767,250	54,733,574	85,612	6,038,355
Equity transactions:
Contract purchase payments (note 1)	104,429	157,710	1,106,969	812,827	21,173	77,456
Extra credit fund deposit (note 1)	308	236	1,675	4,256	148	1,318
Transfers (to) and from other subaccounts	1,777,844	(2,440,824)	(14,439,340)	(562,204)	1,216,231	161,246
Transfers (to) and from fixed dollar contract	(99,983)	(83,458)	(150,318)	329,237	(157,574)	(250,792)
Withdrawals and surrenders	(2,358,414)	(5,926,371)	(21,782,484)	(36,981,892)	(1,611,202)	(3,704,364)
Surrender charges (note 2)	(2,456)	(3,568)	(93,321)	(197,400)	(919)	(2,352)
Annual contract charges (note 2)	(650,266)	(686,546)	(5,765,739)	(6,099,103)	(564,891)	(631,696)
Annuity and death benefit payments	(1,907,952)	(2,034,992)	(12,362,537)	(12,277,781)	(2,418,141)	(2,354,094)
Net equity transactions	(3,136,490)	(11,017,813)	(53,485,095)	(54,972,060)	(3,515,175)	(6,703,278)
Net change in contract owners' equity	4,421,587	3,252,058	(22,717,845)	(238,486)	(3,429,563)	(664,923)
Contract owners' equity:
Beginning of period	62,290,025	59,037,967	428,631,625	428,870,111	40,847,280	41,512,203
End of period	$66,711,612	$62,290,025	$405,913,780	$428,631,625	$37,417,717	$40,847,280

Change in units:
Beginning units	4,590,569	5,523,384	32,233,403	36,566,539	2,256,005	2,640,201
Units purchased	655,183	423,306	1,227,240	1,642,863	623,079	179,407
Units redeemed	(866,319)	(1,356,121)	(5,345,679)	(5,975,999)	(723,637)	(563,603)
Ending units	4,379,433	4,590,569	28,114,964	32,233,403	2,155,447	2,256,005

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$3,035,284	$3,298,765	$(242,668)	$(211,287)	$769,452	$199,013
Reinvested capital gains	55,262	1,309,316	1,108,956	796,614	0	474,503
Realized gain (loss)	(875,626)	420,874	317,084	(327,357)	(1,590,892)	(466,374)
Unrealized gain (loss)	(3,428,768)	5,945,694	5,547,781	3,794,472	(1,062,765)	4,640,004
Net increase (decrease) in contract owners' equity from operations	(1,213,848)	10,974,649	6,731,153	4,052,442	(1,884,205)	4,847,146
Equity transactions:
Contract purchase payments (note 1)	190,886	57,989	89,483	29,570	54,609	60,485
Extra credit fund deposit (note 1)	1,076	206	1,100	8	1,128	307
Transfers (to) and from other subaccounts	219,407	(874,021)	1,907,180	463,690	(672,211)	(343,284)
Transfers (to) and from fixed dollar contract	(565,623)	(237,102)	46,231	(123,818)	(97,656)	(76,339)
Withdrawals and surrenders	(2,845,937)	(5,758,526)	(909,190)	(869,752)	(1,427,841)	(2,697,534)
Surrender charges (note 2)	(1,079)	(2,068)	(427)	(141)	(617)	(710)
Annual contract charges (note 2)	(835,884)	(954,946)	(250,355)	(210,348)	(493,896)	(586,948)
Annuity and death benefit payments	(5,444,944)	(4,766,564)	(1,277,152)	(910,445)	(2,258,714)	(2,519,487)
Net equity transactions	(9,282,098)	(12,535,032)	(393,130)	(1,621,236)	(4,895,198)	(6,163,510)
Net change in contract owners' equity	(10,495,946)	(1,560,383)	6,338,023	2,431,206	(6,779,403)	(1,316,364)
Contract owners' equity:
Beginning of period	78,447,557	80,007,940	16,703,972	14,272,766	45,746,088	47,062,452
End of period	$67,951,611	$78,447,557	$23,041,995	$16,703,972	$38,966,685	$45,746,088

Change in units:
Beginning units	3,888,966	4,538,523	569,006	630,367	3,084,397	3,526,527
Units purchased	173,602	196,532	104,466	40,799	219,734	158,665
Units redeemed	(680,940)	(846,089)	(123,954)	(102,160)	(615,210)	(600,795)
Ending units	3,381,628	3,888,966	549,518	569,006	2,688,921	3,084,397

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(273,810)	$(2,409,075)	$3,498,151	$3,641,123	$(324,956)	$(303,208)
Reinvested capital gains	0	2,126,870	64,608	1,471,897	1,699,298	1,260,540
Realized gain (loss)	7,725,131	3,395,603	(1,117,372)	866,185	848,997	(497,952)
Unrealized gain (loss)	17,539,410	23,823,771	(3,669,439)	7,008,935	7,519,385	5,911,739
Net increase (decrease) in contract owners' equity from operations	24,990,731	26,937,169	(1,224,052)	12,988,140	9,742,724	6,371,119
Equity transactions:
Contract purchase payments (note 1)	728,724	769,164	273,971	173,202	126,821	117,808
Extra credit fund deposit (note 1)	1,567	668	873	309	1,716	3,061
Transfers (to) and from other subaccounts	1,850,591	4,757,376	2,226,173	(1,733,045)	(1,128,702)	92,110
Transfers (to) and from fixed dollar contract	(54,034)	486,224	(869,610)	(25,018)	101,938	(185,834)
Withdrawals and surrenders	(10,652,521)	(12,841,620)	(6,292,613)	(14,988,338)	(1,519,226)	(3,381,387)
Surrender charges (note 2)	(103,422)	(152,576)	(20,543)	(17,082)	(2,445)	(2,408)
Annual contract charges (note 2)	(2,285,595)	(2,254,329)	(785,959)	(877,616)	(269,425)	(255,856)
Annuity and death benefit payments	(4,273,740)	(3,813,288)	(2,939,823)	(3,000,209)	(882,739)	(829,690)
Net equity transactions	(14,788,430)	(13,048,381)	(8,407,531)	(20,467,797)	(3,572,062)	(4,442,196)
Net change in contract owners' equity	10,202,301	13,888,788	(9,631,583)	(7,479,657)	6,170,662	1,928,923
Contract owners' equity:
Beginning of period	182,342,062	168,453,274	90,042,824	97,522,481	25,262,692	23,333,769
End of period	$192,544,363	$182,342,062	$80,411,241	$90,042,824	$31,433,354	$25,262,692

Change in units:
Beginning units	15,551,097	16,728,105	5,521,825	6,864,394	1,052,753	1,261,609
Units purchased	1,970,782	1,114,846	613,553	334,435	150,363	108,372
Units redeemed	(3,278,264)	(2,291,854)	(1,182,639)	(1,677,004)	(287,653)	(317,228)
Ending units	14,243,615	15,551,097	4,952,739	5,521,825	915,463	1,052,753

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$1,237,596	$153,715	$30,239	$673,613	$(908,053)	$(886,557)
Reinvested capital gains	0	732,540	7,976,447	2,089,957	7,025,419	6,465,559
Realized gain (loss)	(1,627,520)	(949,364)	(843,668)	(292,322)	3,669,997	2,438,281
Unrealized gain (loss)	(1,358,728)	8,538,054	(4,158,313)	3,086,590	7,518,787	10,393,108
Net increase (decrease) in contract owners' equity from operations	(1,748,652)	8,474,945	3,004,705	5,557,838	17,306,150	18,410,391
Equity transactions:
Contract purchase payments (note 1)	299,040	115,416	48,339	69,662	478,310	339,422
Extra credit fund deposit (note 1)	403	1,849	276	2,142	12,807	8,299
Transfers (to) and from other subaccounts	1,245,396	(4,158,036)	(1,365,137)	(416,632)	(7,357,333)	1,217,962
Transfers (to) and from fixed dollar contract	(196,795)	(66,392)	52,056	(148,011)	(47,739)	(67,316)
Withdrawals and surrenders	(2,068,029)	(13,378,667)	(1,169,019)	(3,761,042)	(4,119,508)	(6,944,206)
Surrender charges (note 2)	(3,599)	(9,111)	(1,027)	(2,797)	(4,190)	(10,982)
Annual contract charges (note 2)	(686,223)	(778,115)	(314,206)	(326,859)	(784,444)	(770,749)
Annuity and death benefit payments	(2,096,936)	(2,304,608)	(1,637,468)	(1,181,618)	(2,389,441)	(2,439,026)
Net equity transactions	(3,506,743)	(20,577,664)	(4,386,186)	(5,765,155)	(14,211,538)	(8,666,596)
Net change in contract owners' equity	(5,255,395)	(12,102,719)	(1,381,481)	(207,317)	3,094,612	9,743,795
Contract owners' equity:
Beginning of period	73,933,846	86,036,565	33,270,517	33,477,834	71,871,297	62,127,502
End of period	$68,678,451	$73,933,846	$31,889,036	$33,270,517	$74,965,909	$71,871,297

Change in units:
Beginning units	7,035,074	9,174,444	2,113,323	2,517,483	2,833,039	3,232,354
Units purchased	860,922	627,706	47,438	59,726	353,033	645,669
Units redeemed	(1,213,211)	(2,767,076)	(328,305)	(463,886)	(862,169)	(1,044,984)
Ending units	6,682,785	7,035,074	1,832,456	2,113,323	2,323,903	2,833,039

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FEDS - Managed Volatility Fund II Primary Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount	FEDS - Managed Volatility Fund II Service Shares Subaccount	FEDS - Managed Volatility Fund II Service Shares Subaccount	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Asset Strategy Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$4,645,149	$3,473,681	$268,455	$276,706	$869,858	$1,052,236
Reinvested capital gains	0	0	0	0	2,144,291	5,543,937
Realized gain (loss)	2,745,747	3,016,407	2,100	(144,846)	(783,705)	(2,197,636)
Unrealized gain (loss)	(10,798,612)	66,092,302	(684,846)	6,558,163	12,918,981	22,433,613
Net increase (decrease) in contract owners' equity from operations	(3,407,716)	72,582,390	(414,291)	6,690,023	15,149,425	26,832,150
Equity transactions:
Contract purchase payments (note 1)	835,659	1,202,712	0	0	504,718	416,396
Extra credit fund deposit (note 1)	1,170	1,500	0	0	2,269	3,017
Transfers (to) and from other subaccounts	(3,750,448)	(12,573,567)	20,203	(1,871,735)	(6,247,540)	(7,135,564)
Transfers (to) and from fixed dollar contract	(317,853)	122,222	(45,104)	(7,035)	(796,439)	(299,742)
Withdrawals and surrenders	(23,110,081)	(40,645,299)	(2,052,953)	(3,340,935)	(5,711,197)	(19,490,486)
Surrender charges (note 2)	(137,995)	(252,721)	(9,093)	(27,647)	(2,921)	(8,696)
Annual contract charges (note 2)	(5,144,511)	(5,550,941)	(495,107)	(527,870)	(1,897,019)	(1,991,334)
Annuity and death benefit payments	(11,355,377)	(11,058,845)	(1,258,663)	(1,237,538)	(5,259,084)	(5,291,911)
Net equity transactions	(42,979,436)	(68,754,939)	(3,840,717)	(7,012,760)	(19,407,213)	(33,798,320)
Net change in contract owners' equity	(46,387,152)	3,827,451	(4,255,008)	(322,737)	(4,257,788)	(6,966,170)
Contract owners' equity:
Beginning of period	421,744,341	417,916,890	39,575,405	39,898,142	142,071,918	149,038,088
End of period	$375,357,189	$421,744,341	$35,320,397	$39,575,405	$137,814,130	$142,071,918

Change in units:
Beginning units	25,427,950	29,916,358	3,695,274	4,407,368	8,316,751	10,485,090
Units purchased	1,311,348	1,130,228	152,998	79,834	286,958	136,042
Units redeemed	(4,020,726)	(5,618,636)	(528,587)	(791,928)	(1,437,341)	(2,304,381)
Ending units	22,718,572	25,427,950	3,319,685	3,695,274	7,166,368	8,316,751

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Science and Technology Subaccount	IVYV - VIP Science and Technology Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$254,090	$(87,728)	$(1,297,472)	$(1,203,448)	$3,046,392	$3,199,905
Reinvested capital gains	0	0	12,409,714	8,805,096	4,512,118	10,284,323
Realized gain (loss)	(2,934,904)	(1,936,599)	6,908,218	3,587,988	617,686	1,887,316
Unrealized gain (loss)	(999,206)	4,593,392	13,402,425	25,301,549	5,282,570	30,166,076
Net increase (decrease) in contract owners' equity from operations	(3,680,020)	2,569,065	31,422,885	36,491,185	13,458,766	45,537,620
Equity transactions:
Contract purchase payments (note 1)	74,356	516,780	593,044	522,367	764,827	271,258
Extra credit fund deposit (note 1)	207	8,381	6,029	6,548	891	1,082
Transfers (to) and from other subaccounts	776,018	572,674	(8,770,834)	(4,923,529)	(1,189,832)	1,894,030
Transfers (to) and from fixed dollar contract	(58,795)	(281,447)	(844,192)	(363,286)	(67,054)	17,423
Withdrawals and surrenders	(1,145,262)	(3,687,369)	(4,865,806)	(9,259,559)	(19,733,774)	(37,467,188)
Surrender charges (note 2)	(760)	(4,749)	(6,273)	(24,782)	(40,846)	(96,735)
Annual contract charges (note 2)	(360,703)	(434,555)	(1,084,868)	(1,016,524)	(5,200,250)	(5,548,240)
Annuity and death benefit payments	(1,005,809)	(1,296,773)	(3,155,605)	(3,003,059)	(11,862,368)	(11,784,452)
Net equity transactions	(1,720,748)	(4,607,058)	(18,128,505)	(18,061,824)	(37,328,406)	(52,712,822)
Net change in contract owners' equity	(5,400,768)	(2,037,993)	13,294,380	18,429,361	(23,869,640)	(7,175,202)
Contract owners' equity:
Beginning of period	29,105,263	31,143,256	102,499,914	84,070,553	363,743,294	370,918,496
End of period	$23,704,495	$29,105,263	$115,794,294	$102,499,914	$339,873,654	$363,743,294

Change in units:
Beginning units	4,333,122	5,014,799	2,475,838	2,997,438	28,327,362	32,672,683
Units purchased	886,161	584,382	358,781	289,299	1,103,929	1,228,432
Units redeemed	(1,162,945)	(1,266,059)	(743,850)	(810,899)	(4,108,218)	(5,573,753)
Ending units	4,056,338	4,333,122	2,090,769	2,475,838	25,323,073	28,327,362

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$4,997,961	$4,864,753	$3,585,935	$2,919,875	$405,258	$426,712
Reinvested capital gains	4,549,354	25,082,746	0	33,782,855	683,012	1,514,237
Realized gain (loss)	1,861,058	4,978,719	1,130,584	5,481,514	(169,234)	(5,024)
Unrealized gain (loss)	9,994,081	48,624,139	10,545,425	34,488,681	1,045,008	4,525,266
Net increase (decrease) in contract owners' equity from operations	21,402,454	83,550,357	15,261,944	76,672,925	1,964,044	6,461,191
Equity transactions:
Contract purchase payments (note 1)	926,097	994,174	960,099	1,505,552	85,714	440,722
Extra credit fund deposit (note 1)	1,995	2,775	5,073	3,736	142	160
Transfers (to) and from other subaccounts	(10,393,239)	(12,978,405)	(9,703,951)	(7,612,285)	889,747	2,363,067
Transfers (to) and from fixed dollar contract	(506,679)	191,955	(272,134)	(336,011)	21,862	170,377
Withdrawals and surrenders	(28,948,605)	(53,131,704)	(24,552,602)	(41,490,703)	(2,844,179)	(4,429,564)
Surrender charges (note 2)	(60,767)	(159,488)	(36,120)	(114,838)	(40,081)	(62,144)
Annual contract charges (note 2)	(8,436,054)	(9,021,670)	(7,856,094)	(8,312,844)	(596,226)	(613,546)
Annuity and death benefit payments	(17,398,679)	(18,104,768)	(13,751,692)	(16,532,639)	(1,664,350)	(1,019,952)
Net equity transactions	(64,815,931)	(92,207,131)	(55,207,421)	(72,890,032)	(4,147,371)	(3,150,880)
Net change in contract owners' equity	(43,413,477)	(8,656,774)	(39,945,477)	3,782,893	(2,183,327)	3,310,311
Contract owners' equity:
Beginning of period	597,309,281	605,966,055	530,606,132	526,823,239	54,062,641	50,752,330
End of period	$553,895,804	$597,309,281	$490,660,655	$530,606,132	$51,879,314	$54,062,641

Change in units:
Beginning units	44,527,181	51,865,310	40,202,202	46,135,218	4,917,460	5,221,988
Units purchased	700,982	852,908	968,341	1,063,631	451,292	627,331
Units redeemed	(5,727,924)	(8,191,037)	(5,345,606)	(6,996,647)	(849,230)	(931,859)
Ending units	39,500,239	44,527,181	35,824,937	40,202,202	4,519,522	4,917,460

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount
	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$710,885	$710,854	$341,086	$271,301
Reinvested capital gains	727,564	4,083,447	0	3,506,139
Realized gain (loss)	(77,305)	211,244	(321,591)	(148,020)
Unrealized gain (loss)	2,140,633	8,004,468	1,730,628	4,026,946
Net increase (decrease) in contract owners' equity from operations	3,501,777	13,010,013	1,750,123	7,656,366
Equity transactions:
Contract purchase payments (note 1)	246,855	514,535	140,342	243,546
Extra credit fund deposit (note 1)	172	175	91	96
Transfers (to) and from other subaccounts	(2,118,168)	(2,240,576)	(189,361)	(1,238,406)
Transfers (to) and from fixed dollar contract	108,681	258,764	47,402	177,101
Withdrawals and surrenders	(4,795,256)	(7,355,943)	(3,298,106)	(4,089,906)
Surrender charges (note 2)	(73,613)	(117,357)	(44,527)	(68,273)
Annual contract charges (note 2)	(1,073,870)	(1,138,421)	(573,464)	(598,337)
Annuity and death benefit payments	(2,051,441)	(1,778,512)	(1,162,598)	(995,235)
Net equity transactions	(9,756,640)	(11,857,335)	(5,080,221)	(6,569,414)
Net change in contract owners' equity	(6,254,863)	1,152,678	(3,330,098)	1,086,952
Contract owners' equity:
Beginning of period	94,085,922	92,933,244	53,264,762	52,177,810
End of period	$87,831,059	$94,085,922	$49,934,664	$53,264,762

Change in units:
Beginning units	8,510,603	9,648,841	4,852,388	5,492,930
Units purchased	254,523	526,117	263,262	260,722
Units redeemed	(1,164,044)	(1,664,355)	(735,724)	(901,264)
Ending units	7,601,082	8,510,603	4,379,926	4,852,388

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2020

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

The variable annuity contracts were sold by registered representatives of broker-dealers that entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective September 15, 2018, ONLIC no longer markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales. On November 30, 2020, the Company initiated a second phase of the buy-back program for certain variable annuities. This program will extend into 2021.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Bond, ON BlackRock Balanced Allocation, ON BlackRock Advantage International Equity, ON Janus Henderson Forty, ON Janus Henderson Venture, ON Janus Henderson Enterprise, ON S&P 500® Index, ON BlackRock Advantage Large Cap Value, ON Federated High Income Bond, ON Nasdaq-100® Index, ON BlackRock Advantage Large Cap Core, ON BlackRock Advantage Small Cap Growth, ON S&P MidCap 400® Index, ON BlackRock Advantage Large Cap Growth, ON Risk Managed Balanced, ON Federated Core Plus Bond, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Institutional Shares: Janus Henderson Research, Janus Henderson Overseas, Janus Henderson Global Research, and Janus Henderson Balanced

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Wells Fargo Variable Trust: Opportunity and Discovery

Morgan Stanley Variable Insurance Fund, Inc. - Class I: VIF Core Plus Fixed Income and VIF U.S. Real Estate

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II Primary Shares, and Managed Volatility Fund II Service Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $43.2 million and $45.2 million from Ohio National Fund, Inc. for the periods ended December 31, 2020 and 2019, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C. Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2020.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has evaluated the impact of the ASU and determined that it has no material impact on the Account's financial statements.

G. Subsequent Events

ONLIC is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance law. On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021.

The Company entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off the Company’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation has committed a $500 million capital infusion into the Company over a four-year period following the closing of the transaction.

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

The Account has evaluated for possible subsequent events through April 7, 2021, which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts' assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

Purchase Payment Charges
	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35
Transfer Fee – per transfer.
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%
Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

GMDBR80 Plus (1)

GMDBR85 Plus (1)

5% GMDBR80 Plus (1)

5% GMDBR85 Plus (1)

Annual Reset Death Benefit Rider:

ARDBR (1)

ARDBR II at issue ages through 74 (1)

ARDBR II at issue ages 75 through 78 (1)

ARDBR 2009 (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium

Protection Plus death benefit (1)

	0.10% to 0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% 0.95% to 1.00% 1.10% to 1.15% 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at issue ages through 70

GEB at issue ages 71 through 75

GEB “Plus” at issue ages through 70

GEB “Plus” at issue ages 71 through 75

	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)

This annual charge is the following percentage of guaranteed income base:

GMIB (1)

GMIB Plus (1)

GMIB Plus with Five Year Reset (1)

GMIB Plus with Annual Reset (1)

GMIB Plus with Five Year Reset II without

investment restrictions (1)

GMIB Plus with Five Year Reset II with

investment restrictions (1)

GMIB Plus with Annual Reset II without

investment restrictions (1)

GMIB Plus with Annual Reset II with

investment restrictions (1)

GMIB Plus with Annual Reset 2009 (1)

	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% 1.25% to 1.55% 0.95% to 1.40% 1.35% to 1.65% 1.05% to 1.50% 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB (1)

Joint GLWB (1)

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S.

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% NA NA 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1) GPA with 7% guarantee (1)	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 0.90%	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 1.30%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%
Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

GMDBR80 Plus (1)

GMDBR85 Plus (1)

5% GMDBR80 Plus (1)

5% GMDBR85 Plus (1)

Annual Reset Death Benefit Rider:

ARDBR (1)

ARDBR II at issue ages through 74 (1)

ARDBR II at issue ages 75 through 78 (1)

ARDBR 2009 (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.10% to 0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% 0.95% to 1.00% 1.10% to 1.15% 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71

through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)

This annual charge is the following percentage of guaranteed income base:

GMIB (1)

GMIB Plus (1)

GMIB Plus with Five Year Reset (1)

GMIB Plus with Annual Reset (1)

GMIB Plus with Five Year Reset II without investment restrictions (1)

GMIB Plus with Five Year Reset II with investment restrictions (1)

GMIB Plus with Annual Reset II without investment restrictions (1)

GMIB Plus with Annual Reset II with investment restrictions (1)

GMIB Plus with Annual Reset 2009 (1)

	0.45% 0.55% 0.55% 0.70% 1.25% to 1.55% 0.95% to 1.40% 1.35% to 1.65% 1.05% to 1.50% 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB (1)

Joint GLWB (1)

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% NA NA 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% NA NA 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1) GPA with 7% guarantee (1)	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 0.90%	0.25% to 0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%
Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

GMDBR80 Plus (1)

GMDBR85 Plus (1)

5% GMDBR80 Plus (1)

5% GMDBR85 Plus (1)

Annual Reset Death Benefit Rider:

ARDBR 2009 (1)

ARDBR 2008 at issue ages through 74 (1)

ARDBR 2008 at issue ages 75 through 78 (1)

ARDBR (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 1.00% to 1.40% 0.95% to 1.00% 1.10% to 1.15% 0.60% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 1.00% to 1.40% 0.95% to 1.00% 1.10% to 1.15% 0.60% 0.10% 0.25% 0.45% to 0.90%	0.25% NA NA NA 0.45% NA NA NA NA NA 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)

This annual charge is the following percentage of guaranteed income base:

GMIB Plus with Annual Reset 2009 (1)

GMIB Plus with Annual Reset 2008 without investment

restrictions (1)

GMIB Plus with Annual Reset 2008 with investment

restrictions (1)

GMIB Plus with Annual Reset (1)

	1.15% to 1.50% 1.35% to 1.65% 1.05% to 1.50% 0.70%	1.15% to 1.50% 1.35% to 1.65% 1.05% to 1.50% 0.70%	NA NA NA NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB (1) Joint GLWB (1) GLWB 2011 (1) Joint GLWB 2011 (1) GLWB 2012 (1) Joint GLWB 2012 (1) GLWB Plus Joint GLWB Plus GLWB Preferred I.S. Joint GLWB Preferred I.S	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

5% GMDBR80 Plus (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus

death benefit (1)

	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB (1)

Joint GLWB (1)

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%
Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10
Sales Charge made from purchase payments	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider

5% GMDBR80 Plus (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Select 7	ONcore Select 4
Mortality and Expense Risk Fees	1.15%	1.15% to 1.55%
Administrative Expenses	0.25%	0.25%
Total expenses	1.40%	1.40% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10
Sales Charge made from purchase payments	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

	0.25% 0.65% to 1.50% 0.10% 0.25%	0.25% 0.65% to 1.50% 0.10% 0.25%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	1.05% to 2.10% 1.35% to 2.70% 1.20% to 2.00% 1.40% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	1.05% to 2.10% 1.35% to 2.70% 1.20% to 2.00% 1.40% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP 2012	0.65% to 1.30%	0.65% to 1.30%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

The COVID-19 virus pandemic has continued to significantly impact the global economy and the market environment. Liquidity and performance of the subaccounts may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values of the subaccounts in future financial statements may differ significantly from those presented for this period end.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers, Replacements, and Other Significant Transactions

Effective December 4, 2020 the U.S. Small-Mid Cap Equity of the Lazard Retirement Series, Inc. – Service Shares issued a reverse share split (1:2 split ratio).

Effective December 4, 2020, the ON Conservative Model of the Ohio National Fund Inc. merged into the ON Moderately Conservative Model of the Ohio National Fund Inc.

Effective May 29, 2020, the ON Foreign of the Ohio National Fund Inc. merged into the ON BlackRock Advantage International Equity of the Ohio National Fund Inc.

Effective December 27, 2019 the U.S. Equity Select of the Lazard Retirement Series, Inc. – Service Shares liquidated. The value on the day of liquidation was moved to the VIP Government Money Market of the Fidelity® Variable Insurance Products Fund - Service Class.

Effective May 1, 2019, the ON Equity and ON Capital Appreciation of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Large Cap Core of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ClearBridge Small Cap of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Small Cap Growth of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ICON Balanced of the Ohio National Fund Inc. merged into the ON BlackRock Balanced Allocation of the Ohio National Fund Inc.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

	Purchases	Sales
ONFI - ON Bond Subaccount	$38,783,874	$42,247,077
ONFI - ON BlackRock Balanced Allocation Subaccount	45,747,808	121,587,314
ONFI - ON BlackRock Advantage International Equity Subaccount	43,617,437	25,391,749
ONFI - ON Foreign Subaccount	1,861,838	36,335,533
ONFI - ON Janus Henderson Forty Subaccount	6,551,076	19,650,933
ONFI - ON Janus Henderson Venture Subaccount	7,470,361	20,501,720
ONFI - ON Janus Henderson Enterprise Subaccount	2,899,946	11,331,952
ONFI - ON S&P 500® Index Subaccount	60,811,855	109,976,581
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	4,733,555	12,006,755
ONFI - ON Federated High Income Bond Subaccount	7,182,630	17,154,153
ONFI - ON Nasdaq-100® Index Subaccount	49,884,123	94,331,147
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	5,432,304	46,039,123
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	4,339,012	24,305,760
ONFI - ON S&P MidCap 400® Index Subaccount	6,856,239	12,114,823
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	4,025,037	5,950,256
ONFI - ON Risk Managed Balanced Subaccount	63,416,558	93,133,025
ONFI - ON Federated Core Plus Bond Subaccount	57,000	10
ONFI - ON Conservative Model Subaccount	14,976,933	95,448,609
ONFI - ON Moderately Conservative Model Subaccount	90,052,649	36,342,266
ONFI - ON Balanced Model Subaccount	35,824,317	154,312,136
ONFI - ON Moderate Growth Model Subaccount	16,379,703	256,515,472
ONFI - ON Growth Model Subaccount	5,765,669	66,640,100
FIDI - VIP Growth Subaccount	118,715	93,265
FIDI - VIP Equity-Income Subaccount	43,389	17,885
FIDI - VIP High Income Subaccount	862	4,628
FIDS - VIP Government Money Market Subaccount	202,070,581	161,897,699
FID2 - VIP Mid Cap Subaccount	14,809,938	53,078,079
FID2 - VIP Contrafund® Subaccount	28,387,069	105,037,979
FID2 - VIP Growth Subaccount	25,365,168	37,308,395
FID2 - VIP Equity-Income Subaccount	18,068,327	24,512,965
FID2 - VIP Real Estate Subaccount	6,788,330	8,622,558
FID2 - VIP Target Volatility Subaccount	17,042,207	49,145,350
JASI - Janus Henderson Research Subaccount	453,260	777,871
JASI - Janus Henderson Overseas Subaccount	38,085	111,867
JASI - Janus Henderson Global Research Subaccount	137,327	281,764
JASI - Janus Henderson Balanced Subaccount	205,086	658,202
JASS - Janus Henderson Research Subaccount	3,784,291	6,664,513
JASS - Janus Henderson Global Research Subaccount	5,056,771	7,577,822
JASS - Janus Henderson Balanced Subaccount	63,515,646	78,631,031
JASS - Janus Henderson Overseas Subaccount	11,435,067	29,876,714
JASS - Janus Henderson U.S. Low Volatility Subaccount	151,471,590	189,184,109
JASS - Janus Henderson Flexible Bond Subaccount	16,487,527	13,340,161
LEGI - ClearBridge Variable Dividend Strategy Subaccount	7,391,450	11,018,170
LEGI - ClearBridge Variable Large Cap Value Subaccount	18,154,077	14,665,470
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	129,147,242	166,606,696
LEG2 - Western Asset Core Plus VIT Subaccount	16,325,045	14,434,780
WFVT - Opportunity Subaccount	282,587	336,087
WFVT - Discovery Subaccount	335,139	322,940
MSVI - VIF Core Plus Fixed Income Subaccount	185,755	97,640
MSVI - VIF U.S. Real Estate Subaccount	165,595	126,743
MSV2 - VIF Core Plus Fixed Income Subaccount	17,238,290	21,590,234
MSV2 - VIF U.S. Real Estate Subaccount	13,126,862	12,184,545
MSV2 - VIF Growth Subaccount	54,591,789	67,790,935
GSVI - Large Cap Value Subaccount	7,296,450	13,630,867
GSVI - U.S. Equity Insights Subaccount	2,279,298	5,134,220
GSVI - Strategic Growth Subaccount	1,952,461	2,546,105
GSVS - Large Cap Value Subaccount	5,038,022	7,086,835

	Purchases	Sales
GSVS - U.S. Equity Insights Subaccount	$1,810,529	$5,350,914
GSVS - Strategic Growth Subaccount	3,946,583	8,623,753
GSVS - Global Trends Allocation Subaccount	10,638,162	24,647,696
LAZS - Emerging Markets Equity Subaccount	22,563,965	33,549,519
LAZS - U.S. Small-Mid Cap Equity Subaccount	5,200,779	7,445,436
LAZS - International Equity Subaccount	11,158,770	19,648,317
LAZS - Global Dynamic Multi-Asset Subaccount	25,483,172	61,993,896
PRS2 - Jennison 20/20 Focus Subaccount	2,490,861	19,793,273
PRS2 - Jennison Subaccount	9,766,235	20,777,863
JPMI - Small Cap Core Subaccount	10,375,831	15,155,421
JPMI - Mid Cap Value Subaccount	30,650,145	38,492,452
ABVB - VPS Growth & Income Subaccount	2,149,229	6,540,656
ABVB - VPS Small Cap Growth Subaccount	11,545,331	14,403,347
ABVB - VPS Dynamic Asset Allocation Subaccount	8,965,580	34,135,899
ABVB - VPS Global Risk Allocation-Moderate Subaccount	9,793,223	13,296,629
MFSI - New Discovery Subaccount	8,587,967	9,696,381
MFSI - Mid Cap Growth Subaccount	17,815,230	17,476,937
MFSI - Total Return Subaccount	18,657,398	29,248,849
MFS2 - Massachusetts Investors Growth Stock Subaccount	3,984,366	9,911,541
PVIA - Real Return Subaccount	31,188,467	46,164,054
PVIA - Total Return Subaccount	134,461,027	122,469,209
PVIA - Global Bond Opportunities Subaccount	6,084,232	14,617,768
PVIA - CommodityRealReturn® Strategy Subaccount	3,232,854	3,525,934
PVIA - Global Diversified Allocation Subaccount	110,307,250	112,821,060
PVIA - Short-Term Subaccount	56,286,172	48,099,298
PVIA - Low Duration Subaccount	26,564,671	19,470,863
CALI - VP S&P 500 Index Subaccount	7,858	19,199
BNYS - Appreciation Subaccount	6,510,661	6,639,742
ROYI - Small-Cap Subaccount	16,860,110	19,190,334
ROYI - Micro-Cap Subaccount	3,915,314	12,149,995
AIMI - Invesco V.I. Comstock Series I Subaccount	1,133	1,542
AIMI - Invesco V.I. International Growth Series II Subaccount	10,603,449	11,846,032
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	65,534,007	74,516,790
NBAS - AMT Mid Cap Intrinsic Value Subaccount	7,525,077	11,236,139
FRT2 - Franklin Income VIP Subaccount	7,191,066	13,382,618
FRT2 - Franklin Flex Cap Growth VIP Subaccount	4,861,871	4,388,713
FRT2 - Templeton Foreign VIP Subaccount	3,969,165	8,094,911
FRT5 - Franklin VolSmart Allocation VIP Subaccount	26,652,078	41,714,318
FRT4 - Franklin Income VIP Subaccount	13,689,544	18,534,316
FRT4 - Franklin Flex Cap Growth VIP Subaccount	5,913,023	8,110,743
FRT4 - Templeton Foreign VIP Subaccount	9,394,755	11,663,902
FRT4 - Franklin Allocation VIP Subaccount	9,103,112	5,482,612
FEDS - Kaufmann Fund II Service Shares Subaccount	16,505,146	24,599,318
FEDS - Managed Volatility Fund II Primary Shares Subaccount	29,510,940	67,845,227
FEDS - Managed Volatility Fund II Service Shares Subaccount	2,226,835	5,799,097
IVYV - VIP Asset Strategy Subaccount	9,278,297	25,671,361
IVYV - VIP Natural Resources Subaccount	4,922,695	6,389,353
IVYV - VIP Science and Technology Subaccount	27,356,214	34,372,477
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	25,584,213	55,354,109
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	25,715,020	80,983,636
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	21,751,554	73,373,040
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	6,417,838	9,476,939
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	5,240,757	13,558,948
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	3,624,551	8,363,686

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners' equity for contracts in the accumulation period only, and excludes the portion of contract owners' equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owners’ Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Equity Subaccount (note 4)	2018	7,956,835	$11.63 to $16.18	$112,802,345	0.65% to 1.80%	-15.36% to -14.38%	0.00%
ONFI - ON Equity Subaccount (note 4)	2017	9,054,104	$13.59 to $19.11	$150,707,561	0.65% to 1.80%	12.64% to 13.92%	0.00%
ONFI - ON Equity Subaccount (note 4)	2016	37,369,931	$11.93 to $16.97	$527,646,464	0.65% to 1.80%	10.72% to 11.98%	0.00%
ONFI - ON Bond Subaccount	2020	5,811,756	$13.87 to $17.80	$128,901,845	0.65% to 1.70%	7.76% to 8.88%	0.69%
ONFI - ON Bond Subaccount	2019	5,979,272	$12.18 to $16.35	$122,645,696	0.65% to 1.80%	12.70% to 13.99%	2.18%
ONFI - ON Bond Subaccount	2018	6,730,595	$10.81 to $14.34	$121,940,952	0.65% to 1.80%	-4.80% to -3.70%	0.00%
ONFI - ON Bond Subaccount	2017	7,943,054	$11.36 to $14.90	$151,580,255	0.65% to 1.80%	4.30% to 5.48%	0.00%
ONFI - ON Bond Subaccount	2016	7,694,283	$10.89 to $14.12	$140,264,997	0.65% to 1.80%	5.99% to 7.20%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2020	20,012,773	$22.24 to $28.60	$493,809,933	0.65% to 1.80%	13.60% to 14.90%	0.19%
ONFI - ON BlackRock Balanced Allocation Subaccount	2019	23,328,279	$19.58 to $24.89	$503,637,178	0.65% to 1.80%	27.01% to 28.46%	1.46%
ONFI - ON BlackRock Balanced Allocation Subaccount	2018	2,299,690	$15.42 to $19.38	$39,682,933	0.65% to 1.80%	-16.09% to -15.13%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2017	2,447,963	$18.37 to $22.83	$50,385,326	0.65% to 1.80%	18.92% to 20.28%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2016	2,358,202	$18.54 to $18.98	$41,345,070	0.65% to 1.70%	8.39% to 9.52%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2020	11,172,145	$12.57 to $15.12	$149,510,849	0.65% to 1.70%	4.95% to 6.05%	0.65%
ONFI - ON BlackRock Advantage International Equity Subaccount	2019	9,223,806	$10.53 to $11.85	$117,010,787	0.65% to 1.80%	18.58% to 19.94%	1.65%
ONFI - ON BlackRock Advantage International Equity Subaccount	2018	10,590,914	$8.88 to $9.88	$112,618,137	0.65% to 1.80%	-14.87% to -13.89%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2017	11,342,889	$10.43 to $11.48	$140,991,621	0.65% to 1.80%	24.59% to 26.01%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2016	12,735,929	$9.11 to $11.42	$126,287,790	0.65% to 1.70%	-6.47% to -5.49%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2018	2,091,687	$15.48 to $36.82	$70,768,330	0.90% to 1.80%	-15.12% to -14.36%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2017	2,422,796	$18.24 to $75.62	$96,185,705	0.90% to 1.80%	13.77% to 14.78%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2016	4,910,525	$16.03 to $19.72	$165,835,003	0.65% to 1.80%	12.63% to 13.92%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2019	2,106,234	$13.37 to $15.13	$40,851,148	0.65% to 1.70%	8.33% to 9.46%	1.52%
ONFI - ON Foreign Subaccount (note 4)	2018	2,528,491	$9.87 to $12.22	$45,089,244	0.65% to 1.80%	-17.12% to -16.17%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2017	3,105,100	$11.92 to $14.57	$66,482,352	0.65% to 1.80%	17.73% to 19.07%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2016	3,093,223	$10.12 to $12.24	$56,056,974	0.65% to 1.80%	-9.17% to -8.14%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2020	1,894,751	$48.32 to $51.71	$56,142,659	0.65% to 1.70%	35.56% to 36.98%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2019	2,454,905	$28.79 to $37.75	$53,066,610	0.65% to 1.80%	32.50% to 34.01%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2018	2,774,464	$21.73 to $28.17	$45,215,627	0.65% to 1.80%	3.35% to 4.53%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2017	3,028,761	$21.02 to $26.95	$46,990,377	0.65% to 1.80%	25.43% to 26.85%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2016	3,099,352	$16.76 to $21.24	$38,344,098	0.65% to 1.80%	1.62% to 2.78%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2020	2,590,753	$31.74 to $48.09	$76,892,457	0.65% to 1.80%	31.66% to 33.17%	0.12%
ONFI - ON Janus Henderson Venture Subaccount	2019	3,149,511	$24.10 to $36.12	$70,813,656	0.65% to 1.80%	26.33% to 27.78%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2018	3,608,993	$19.08 to $28.26	$63,933,832	0.65% to 1.80%	-8.03% to -6.97%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2017	4,391,117	$20.75 to $30.38	$83,139,273	0.65% to 1.80%	21.79% to 23.18%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2016	12,950,115	$17.03 to $24.67	$196,710,092	0.65% to 1.80%	4.52% to 5.71%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2020	1,252,868	$30.24 to $34.54	$54,647,728	0.65% to 1.70%	17.15% to 18.38%	0.08%
ONFI - ON Janus Henderson Enterprise Subaccount	2019	1,484,624	$25.54 to $29.49	$54,969,775	0.65% to 1.70%	34.29% to 35.69%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2018	1,788,961	$16.86 to $18.83	$49,098,949	0.65% to 1.80%	-4.93% to -3.84%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2017	2,042,775	$17.74 to $19.58	$58,616,552	0.65% to 1.80%	24.86% to 26.28%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2016	2,284,420	$14.21 to $15.50	$52,299,928	0.65% to 1.80%	-0.22% to 0.92%	0.00%
ONFI - ON S&P 500® Index Subaccount	2020	14,090,354	$28.16 to $31.65	$517,351,185	0.65% to 1.80%	15.90% to 17.23%	0.39%
ONFI - ON S&P 500® Index Subaccount	2019	15,658,273	$24.30 to $27.00	$493,359,658	0.65% to 1.80%	28.66% to 30.12%	1.27%
ONFI - ON S&P 500® Index Subaccount	2018	18,221,038	$18.88 to $20.75	$443,087,751	0.65% to 1.80%	-6.47% to -5.40%	0.00%
ONFI - ON S&P 500® Index Subaccount	2017	20,407,923	$20.19 to $21.93	$526,571,444	0.65% to 1.80%	19.24% to 20.60%	0.00%
ONFI - ON S&P 500® Index Subaccount	2016	34,833,524	$16.93 to $18.18	$745,884,048	0.65% to 1.80%	9.49% to 10.74%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2020	2,378,653	$19.35 to $19.61	$52,717,718	0.65% to 1.80%	1.82% to 2.99%	0.93%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2019	2,769,865	$19.00 to $19.04	$59,755,905	0.65% to 1.80%	17.10% to 18.44%	2.92%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2018	3,315,187	$16.08 to $16.23	$60,708,204	0.65% to 1.80%	-10.07% to -9.04%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2017	4,837,144	$17.67 to $18.05	$97,371,977	0.65% to 1.80%	12.60% to 13.88%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2016	25,683,749	$15.52 to $16.03	$458,360,181	0.65% to 1.80%	8.92% to 10.16%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2020	2,399,072	$14.92 to $22.90	$67,173,205	0.65% to 1.80%	4.38% to 5.57%	1.53%
ONFI - ON Federated High Income Bond Subaccount	2019	2,784,897	$14.29 to $21.69	$74,403,619	0.65% to 1.80%	13.25% to 14.54%	4.09%
ONFI - ON Federated High Income Bond Subaccount	2018	3,180,958	$12.62 to $18.94	$74,641,318	0.65% to 1.80%	-4.97% to -3.88%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2017	3,961,396	$13.28 to $19.70	$97,288,621	0.65% to 1.80%	5.08% to 6.27%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2016	12,758,128	$12.64 to $18.54	$291,735,298	0.65% to 1.80%	12.39% to 13.67%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2018	1,526,310	$14.94 to $23.99	$62,730,710	0.65% to 1.80%	-10.82% to -9.80%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2017	1,963,553	$16.76 to $26.59	$90,336,247	0.65% to 1.80%	10.23% to 11.48%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2016	6,330,937	$15.20 to $23.85	$260,437,330	0.65% to 1.80%	25.76% to 27.20%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2020	7,542,768	$49.90 to $73.50	$215,026,200	0.65% to 1.80%	45.70% to 47.36%	0.17%
ONFI - ON Nasdaq-100® Index Subaccount	2019	9,690,367	$34.25 to $49.88	$189,407,444	0.65% to 1.80%	36.40% to 37.96%	0.51%
ONFI - ON Nasdaq-100® Index Subaccount	2018	11,753,536	$25.11 to $36.15	$168,122,868	0.65% to 1.80%	-2.19% to -1.07%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2017	13,109,700	$25.67 to $36.54	$189,411,087	0.65% to 1.80%	30.07% to 31.55%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2016	12,221,502	$19.74 to $27.78	$135,017,949	0.65% to 1.80%	4.81% to 6.01%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2020	6,243,752	$29.93 to $32.49	$225,309,336	0.65% to 1.70%	15.58% to 16.79%	0.19%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2019	7,480,457	$22.50 to $25.63	$232,580,794	0.65% to 1.80%	31.24% to 32.74%	1.07%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2018	1,693,445	$17.15 to $19.31	$40,223,709	0.65% to 1.80%	-19.43% to -18.50%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2017	2,153,434	$21.28 to $23.69	$63,050,935	0.65% to 1.80%	23.60% to 25.00%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2016	8,282,736	$17.22 to $18.95	$194,339,676	0.65% to 1.80%	9.80% to 11.05%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2020	2,663,603	$25.87 to $34.03	$90,278,528	0.65% to 1.80%	31.96% to 33.47%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2019	3,409,099	$19.60 to $25.50	$87,079,030	0.65% to 1.80%	31.70% to 33.20%	0.10%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2018	1,112,891	$19.14 to $19.73	$21,369,177	0.65% to 1.70%	-6.77% to -5.80%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2017	1,367,721	$20.32 to $21.17	$28,032,135	0.65% to 1.70%	19.55% to 20.79%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2016	5,067,518	$13.38 to $16.82	$86,942,128	0.65% to 1.80%	2.69% to 3.87%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2018	26,655,662	$12.47 to $15.61	$441,868,252	0.65% to 1.80%	-12.17% to -11.16%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2017	29,490,153	$14.20 to $17.57	$555,066,632	0.65% to 1.80%	8.97% to 10.21%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2016	52,252,447	$13.03 to $15.94	$921,117,119	0.65% to 1.80%	2.73% to 3.91%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2020	2,532,508	$20.26 to $20.65	$52,857,718	0.65% to 1.80%	11.32% to 12.59%	0.16%
ONFI - ON S&P MidCap 400® Index Subaccount	2019	2,775,998	$18.20 to $18.34	$51,585,721	0.65% to 1.80%	23.36% to 24.76%	0.86%
ONFI - ON S&P MidCap 400® Index Subaccount	2018	3,116,309	$14.70 to $14.75	$46,518,190	0.65% to 1.80%	-13.03% to -12.03%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2017	3,235,640	$16.71 to $16.96	$54,838,634	0.65% to 1.80%	13.44% to 14.73%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON S&P MidCap 400® Index Subaccount	2016	2,870,108	$14.57 to $14.95	$42,538,926	0.65% to 1.80%	7.55% to 8.78%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2020	523,612	$35.75 to $40.49	$17,331,644	0.65% to 1.70%	31.72% to 33.10%	0.21%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2019	601,030	$23.96 to $26.86	$15,053,523	0.65% to 1.80%	36.23% to 37.78%	0.43%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2018	752,037	$17.59 to $19.50	$13,750,634	0.65% to 1.80%	-16.40% to -15.44%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2017	865,290	$21.04 to $23.05	$18,825,228	0.65% to 1.80%	27.42% to 28.87%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2016	6,413,652	$16.51 to $17.89	$110,068,598	0.65% to 1.80%	5.84% to 7.05%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2020	23,713,458	$17.57 to $18.95	$430,073,601	0.65% to 1.80%	19.99% to 21.36%	0.28%
ONFI - ON Risk Managed Balanced Subaccount	2019	26,043,977	$14.64 to $15.62	$391,620,897	0.65% to 1.80%	22.95% to 24.35%	1.09%
ONFI - ON Risk Managed Balanced Subaccount	2018	27,722,497	$11.91 to $12.56	$337,254,864	0.65% to 1.80%	-2.53% to -1.41%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2017	26,903,101	$12.22 to $12.74	$334,097,796	0.65% to 1.80%	15.56% to 16.87%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2016	24,661,794	$10.57 to $10.90	$263,866,076	0.65% to 1.80%	1.92% to 3.08%	0.00%
ONFI - ON Federated Core Plus Bond Subaccount	2020	5,685	$10.06	$57,198	0.90%	0.61%(c)	0.00%
ONFI - ON Conservative Model Subaccount (note 4)	2019	6,695,543	$10.99 to $11.35	$74,632,628	0.65% to 1.80%	11.18% to 12.45%	1.97%
ONFI - ON Conservative Model Subaccount (note 4)	2018	7,912,911	$9.88 to $10.09	$78,918,149	0.65% to 1.80%	-4.76% to -3.67%	0.00%
ONFI - ON Conservative Model Subaccount (note 4)	2017	9,560,415	$10.38 to $10.47	$99,607,792	0.65% to 1.80%	3.76%(a) to 4.74%(b)	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2020	24,071,217	$12.29 to $12.79	$300,547,352	0.65% to 1.70%	9.57% to 10.71%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2019	19,643,384	$11.22 to $11.55	$222,976,961	0.65% to 1.70%	14.63% to 15.83%	1.73%
ONFI - ON Moderately Conservative Model Subaccount	2018	24,046,874	$9.78 to $9.97	$237,102,108	0.65% to 1.70%	-7.20% to -6.23%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2017	30,821,390	$10.54 to $10.63	$326,069,255	0.65% to 1.70%	5.42%(a) to 6.33%(b)	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Balanced Model Subaccount	2020	87,202,936	$12.65 to $13.22	$1,125,323,198	0.65% to 1.80%	11.75% to 13.03%	0.00%
ONFI - ON Balanced Model Subaccount	2019	96,454,325	$11.32 to $11.69	$1,108,244,683	0.65% to 1.80%	17.35% to 18.69%	1.37%
ONFI - ON Balanced Model Subaccount	2018	117,600,491	$9.65 to $9.85	$1,145,446,314	0.65% to 1.80%	-9.41% to -8.37%	0.00%
ONFI - ON Balanced Model Subaccount	2017	145,873,775	$10.65 to $10.75	$1,560,463,861	0.65% to 1.80%	6.52%(a) to 7.52%(b)	0.00%
ONFI - ON Moderate Growth Model Subaccount	2020	146,543,020	$13.34 to $13.88	$1,984,731,614	0.65% to 1.70%	13.80% to 14.99%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2019	165,228,625	$11.69 to $12.07	$1,958,573,077	0.65% to 1.80%	21.62% to 23.01%	1.02%
ONFI - ON Moderate Growth Model Subaccount	2018	200,461,126	$9.61 to $9.81	$1,944,129,467	0.65% to 1.80%	-11.73% to -10.72%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2017	241,934,489	$10.89 to $10.99	$2,645,167,193	0.65% to 1.80%	8.89%(a) to 9.91%(b)	0.00%
ONFI - ON Growth Model Subaccount	2020	31,323,345	$13.87 to $14.44	$441,999,343	0.65% to 1.70%	16.69% to 17.91%	0.00%
ONFI - ON Growth Model Subaccount	2019	36,006,071	$11.89 to $12.24	$433,456,101	0.65% to 1.70%	24.36% to 25.65%	0.72%
ONFI - ON Growth Model Subaccount	2018	43,969,073	$9.56 to $9.74	$423,715,805	0.65% to 1.70%	-13.06% to -12.14%	0.00%
ONFI - ON Growth Model Subaccount	2017	49,272,055	$10.99 to $11.09	$543,733,572	0.65% to 1.80%	9.87%(a) to 10.91%(b)	0.00%
FIDI - VIP Growth Subaccount	2020	19,958	$74.23	$1,481,460	1.30%	42.04%	0.07%
FIDI - VIP Growth Subaccount	2019	21,344	$52.26	$1,115,432	1.30%	32.59%	0.25%
FIDI - VIP Growth Subaccount	2018	24,578	$39.41	$968,701	1.30%	-1.46%	0.24%
FIDI - VIP Growth Subaccount	2017	26,086	$40.00	$1,043,353	1.30%	33.41%	0.21%
FIDI - VIP Growth Subaccount	2016	27,792	$29.98	$833,239	1.30%	-0.49%	0.04%
FIDI - VIP Equity-Income Subaccount	2020	18,335	$40.11	$735,451	1.30%	5.32%	1.84%
FIDI - VIP Equity-Income Subaccount	2019	18,523	$38.09	$705,477	1.30%	25.81%	2.03%
FIDI - VIP Equity-Income Subaccount	2018	21,729	$30.27	$657,806	1.30%	-9.48%	2.00%
FIDI - VIP Equity-Income Subaccount	2017	26,757	$33.44	$894,789	1.30%	11.45%	1.71%
FIDI - VIP Equity-Income Subaccount	2016	28,035	$30.01	$841,235	1.30%	16.50%	2.33%
FIDI - VIP High Income Subaccount	2020	808	$22.04	$17,812	1.30%	1.42%	4.86%
FIDI - VIP High Income Subaccount	2019	1,012	$21.73	$21,989	1.30%	13.63%	5.11%
FIDI - VIP High Income Subaccount	2018	1,435	$19.12	$27,450	1.30%	-4.53%	4.67%
FIDI - VIP High Income Subaccount	2017	2,303	$20.03	$46,129	1.30%	5.57%	5.24%
FIDI - VIP High Income Subaccount	2016	2,450	$18.98	$46,482	1.30%	13.14%	5.28%
FIDS - VIP Government Money Market Subaccount	2020	15,673,304	$8.81 to $10.26	$172,901,558	0.65% to 1.80%	-1.50% to -0.37%	0.26%
FIDS - VIP Government Money Market Subaccount	2019	11,865,260	$8.94 to $10.30	$132,646,745	0.65% to 1.80%	0.12% to 1.26%	1.89%
FIDS - VIP Government Money Market Subaccount	2018	12,513,322	$8.93 to $10.17	$138,293,008	0.65% to 1.80%	-0.25% to 0.89%	1.53%
FIDS - VIP Government Money Market Subaccount	2017	12,139,555	$8.95 to $10.08	$134,010,562	0.65% to 1.80%	-1.20% to -0.07%	0.56%
FIDS - VIP Government Money Market Subaccount	2016	14,214,571	$9.06 to $10.09	$157,917,206	0.65% to 1.80%	-1.40%(a) to -0.45%(b)	0.12%
FID2 - VIP Mid Cap Subaccount	2020	4,894,146	$19.98 to $28.61	$239,679,072	0.65% to 1.80%	15.78% to 17.10%	0.39%
FID2 - VIP Mid Cap Subaccount	2019	5,763,099	$17.26 to $24.43	$242,158,489	0.65% to 1.80%	20.99% to 22.38%	0.66%
FID2 - VIP Mid Cap Subaccount	2018	6,871,779	$14.26 to $19.97	$238,655,241	0.65% to 1.80%	-16.29% to -15.33%	0.39%
FID2 - VIP Mid Cap Subaccount	2017	8,037,236	$17.04 to $23.58	$333,170,530	0.65% to 1.80%	18.41% to 19.76%	0.50%
FID2 - VIP Mid Cap Subaccount	2016	14,188,140	$14.39 to $19.69	$482,947,309	0.65% to 1.80%	9.94% to 11.20%	0.31%
FID2 - VIP Contrafund® Subaccount	2020	11,955,988	$27.83 to $34.84	$474,887,470	0.65% to 1.80%	27.93% to 29.39%	0.08%
FID2 - VIP Contrafund® Subaccount	2019	14,154,526	$21.76 to $26.93	$436,939,131	0.65% to 1.80%	28.95% to 30.43%	0.21%
FID2 - VIP Contrafund® Subaccount	2018	16,721,749	$16.87 to $20.65	$398,230,150	0.65% to 1.80%	-8.30% to -7.25%	0.43%
FID2 - VIP Contrafund® Subaccount	2017	19,643,273	$18.40 to $22.26	$507,737,950	0.65% to 1.80%	19.44% to 20.80%	0.77%
FID2 - VIP Contrafund® Subaccount	2016	21,434,880	$15.40 to $18.43	$461,906,302	0.65% to 1.80%	5.83% to 7.03%	0.60%
FID2 - VIP Growth Subaccount	2020	3,962,550	$37.74 to $46.85	$122,093,278	0.65% to 1.80%	41.01% to 42.62%	0.04%
FID2 - VIP Growth Subaccount	2019	4,794,873	$26.77 to $32.85	$104,189,358	0.65% to 1.80%	31.61% to 33.11%	0.06%
FID2 - VIP Growth Subaccount	2018	5,829,959	$20.34 to $24.68	$95,146,026	0.65% to 1.80%	-2.20% to -1.08%	0.04%
FID2 - VIP Growth Subaccount	2017	6,396,124	$20.80 to $24.95	$105,336,562	0.65% to 1.80%	32.44% to 33.95%	0.08%
FID2 - VIP Growth Subaccount	2016	5,671,843	$15.70 to $18.62	$70,194,745	0.65% to 1.80%	-1.23% to -0.10%	0.00%
FID2 - VIP Equity-Income Subaccount	2020	5,428,713	$20.35 to $21.20	$146,645,722	0.65% to 1.80%	4.55% to 5.75%	1.63%
FID2 - VIP Equity-Income Subaccount	2019	5,993,995	$19.47 to $20.05	$153,794,232	0.65% to 1.80%	24.86% to 26.29%	1.79%
FID2 - VIP Equity-Income Subaccount	2018	6,982,348	$15.59 to $15.88	$142,780,023	0.65% to 1.80%	-10.16% to -9.13%	1.95%
FID2 - VIP Equity-Income Subaccount	2017	8,379,648	$17.35 to $17.47	$189,551,889	0.65% to 1.80%	10.66% to 11.92%	1.48%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FID2 - VIP Equity-Income Subaccount	2016	8,987,344	$15.61 to $15.68	$182,681,930	0.65% to 1.80%	15.63% to 16.95%	2.39%
FID2 - VIP Real Estate Subaccount	2020	1,887,380	$15.45 to $17.93	$32,092,304	0.65% to 1.80%	-8.44% to -7.39%	1.92%
FID2 - VIP Real Estate Subaccount	2019	2,094,535	$16.88 to $19.36	$38,608,980	0.65% to 1.80%	20.78% to 22.15%	1.49%
FID2 - VIP Real Estate Subaccount	2018	2,385,981	$13.98 to $15.85	$36,214,758	0.65% to 1.80%	-8.12% to -7.06%	2.40%
FID2 - VIP Real Estate Subaccount	2017	3,043,517	$15.21 to $17.06	$49,779,297	0.65% to 1.80%	1.94% to 3.10%	1.54%
FID2 - VIP Real Estate Subaccount	2016	9,259,897	$14.92 to $16.54	$147,960,482	0.65% to 1.80%	3.60% to 4.78%	1.28%
FID2 - VIP Target Volatility Subaccount	2020	16,038,176	$15.46 to $16.90	$256,839,848	0.65% to 1.80%	7.06% to 8.28%	1.23%
FID2 - VIP Target Volatility Subaccount	2019	18,623,615	$14.44 to $15.61	$277,315,905	0.65% to 1.80%	16.55% to 17.88%	1.32%
FID2 - VIP Target Volatility Subaccount	2018	20,879,226	$12.39 to $13.24	$265,419,013	0.65% to 1.80%	-7.66% to -6.60%	1.54%
FID2 - VIP Target Volatility Subaccount	2017	20,602,895	$13.42 to $14.18	$282,319,579	0.65% to 1.80%	14.24% to 15.54%	1.24%
FID2 - VIP Target Volatility Subaccount	2016	17,563,573	$11.74 to $12.27	$209,661,388	0.65% to 1.80%	3.20% to 4.38%	1.18%
JASI - Janus Henderson Research Subaccount	2020	125,329	$31.09 to $38.56	$4,777,806	0.90% to 1.50%	30.98% to 31.77%	0.54%
JASI - Janus Henderson Research Subaccount	2019	145,857	$23.59 to $29.44	$4,256,809	0.90% to 1.50%	33.52% to 34.31%	0.46%
JASI - Janus Henderson Research Subaccount	2018	155,083	$17.57 to $22.05	$3,380,461	0.90% to 1.50%	-4.03% to -3.45%	0.55%
JASI - Janus Henderson Research Subaccount	2017	165,632	$18.19 to $22.97	$3,753,580	0.90% to 1.50%	26.00% to 26.74%	0.38%
JASI - Janus Henderson Research Subaccount	2016	201,361	$14.36 to $18.23	$3,610,851	0.90% to 1.50%	-0.98% to -0.40%	0.53%
JASI - Janus Henderson Overseas Subaccount	2020	35,050	$29.40 to $33.63	$1,078,370	0.90% to 1.50%	14.57% to 15.26%	1.37%
JASI - Janus Henderson Overseas Subaccount	2019	37,739	$25.66 to $29.18	$1,011,635	0.90% to 1.50%	25.14% to 25.88%	1.91%
JASI - Janus Henderson Overseas Subaccount	2018	39,207	$20.50 to $23.18	$836,903	0.90% to 1.50%	-16.21% to -15.71%	1.72%
JASI - Janus Henderson Overseas Subaccount	2017	45,989	$24.47 to $27.50	$1,172,250	0.90% to 1.50%	29.19% to 29.95%	1.65%
JASI - Janus Henderson Overseas Subaccount	2016	53,941	$18.94 to $21.16	$1,061,899	0.90% to 1.50%	-7.84% to -7.29%	4.68%
JASI - Janus Henderson Global Research Subaccount	2020	72,489	$21.95 to $24.91	$1,755,251	0.90% to 1.50%	18.28% to 18.99%	0.81%
JASI - Janus Henderson Global Research Subaccount	2019	84,746	$18.45 to $21.06	$1,717,485	0.90% to 1.50%	27.14% to 27.89%	0.95%
JASI - Janus Henderson Global Research Subaccount	2018	102,227	$14.42 to $16.57	$1,613,162	0.90% to 1.50%	-8.25% to -7.70%	1.12%
JASI - Janus Henderson Global Research Subaccount	2017	110,055	$15.63 to $18.06	$1,890,541	0.90% to 1.50%	25.16% to 25.90%	0.80%
JASI - Janus Henderson Global Research Subaccount	2016	126,176	$12.41 to $14.43	$1,739,707	0.90% to 1.50%	0.56% to 1.15%	1.06%
JASI - Janus Henderson Balanced Subaccount	2020	96,651	$39.59 to $45.99	$4,287,793	0.90% to 1.50%	12.62% to 13.29%	2.42%
JASI - Janus Henderson Balanced Subaccount	2019	111,243	$34.95 to $40.84	$4,354,548	0.90% to 1.50%	20.78% to 21.50%	1.86%
JASI - Janus Henderson Balanced Subaccount	2018	131,428	$28.77 to $33.81	$4,213,380	0.90% to 1.50%	-0.82% to -0.22%	2.15%
JASI - Janus Henderson Balanced Subaccount	2017	148,108	$28.83 to $34.09	$4,803,832	0.90% to 1.50%	16.69% to 17.38%	1.58%
JASI - Janus Henderson Balanced Subaccount	2016	190,919	$24.56 to $29.22	$5,312,875	0.90% to 1.50%	3.06% to 3.67%	2.20%
JASS - Janus Henderson Research Subaccount	2020	1,241,127	$38.35 to $38.88	$28,365,934	0.65% to 1.70%	30.35% to 31.72%	0.35%
JASS - Janus Henderson Research Subaccount	2019	1,496,950	$24.02 to $29.52	$26,155,997	0.65% to 1.80%	32.83% to 34.35%	0.30%
JASS - Janus Henderson Research Subaccount	2018	1,758,699	$18.09 to $21.97	$22,969,746	0.65% to 1.80%	-4.57% to -3.47%	0.36%
JASS - Janus Henderson Research Subaccount	2017	1,966,160	$18.95 to $22.76	$26,911,347	0.65% to 1.80%	25.31% to 26.73%	0.25%
JASS - Janus Henderson Research Subaccount	2016	2,085,212	$15.12 to $17.96	$22,593,390	0.65% to 1.80%	-1.50% to -0.38%	0.38%
JASS - Janus Henderson Global Research Subaccount	2020	2,141,272	$23.59 to $25.87	$32,281,180	0.65% to 1.70%	17.75% to 18.99%	0.65%
JASS - Janus Henderson Global Research Subaccount	2019	2,459,764	$19.82 to $21.97	$31,207,707	0.65% to 1.70%	26.56% to 27.88%	0.84%
JASS - Janus Henderson Global Research Subaccount	2018	3,003,268	$15.50 to $17.36	$29,880,132	0.65% to 1.70%	-8.65% to -7.69%	0.97%
JASS - Janus Henderson Global Research Subaccount	2017	3,258,742	$16.79 to $19.00	$34,853,240	0.65% to 1.70%	24.57% to 25.87%	0.69%
JASS - Janus Henderson Global Research Subaccount	2016	3,404,625	$13.34 to $15.25	$28,795,837	0.65% to 1.70%	0.12% to 1.16%	0.94%
JASS - Janus Henderson Balanced Subaccount	2020	12,793,746	$20.65 to $30.22	$387,315,582	0.65% to 1.80%	12.01% to 13.29%	2.07%
JASS - Janus Henderson Balanced Subaccount	2019	13,594,398	$18.44 to $26.67	$364,957,042	0.65% to 1.80%	20.11% to 21.48%	1.65%
JASS - Janus Henderson Balanced Subaccount	2018	13,684,140	$15.35 to $21.96	$303,918,063	0.65% to 1.80%	-1.35% to -0.22%	1.79%
JASS - Janus Henderson Balanced Subaccount	2017	10,334,850	$15.56 to $22.00	$234,141,172	0.65% to 1.80%	16.05% to 17.37%	1.48%
JASS - Janus Henderson Balanced Subaccount	2016	7,663,303	$13.41 to $18.75	$153,099,976	0.65% to 1.80%	2.48% to 3.65%	1.93%
JASS - Janus Henderson Overseas Subaccount	2020	8,172,965	$11.36 to $14.53	$126,230,208	0.65% to 1.70%	14.08% to 15.27%	1.20%
JASS - Janus Henderson Overseas Subaccount	2019	9,502,033	$9.96 to $12.61	$128,021,935	0.65% to 1.70%	24.59% to 25.89%	1.79%
JASS - Janus Henderson Overseas Subaccount	2018	11,675,138	$7.99 to $10.02	$126,065,552	0.65% to 1.70%	-16.56% to -15.69%	1.64%
JASS - Janus Henderson Overseas Subaccount	2017	12,619,462	$8.10 to $11.88	$163,124,694	0.65% to 1.80%	28.50% to 29.96%	1.58%
JASS - Janus Henderson Overseas Subaccount	2016	14,238,924	$6.31 to $9.14	$142,633,413	0.65% to 1.80%	-8.36% to -7.31%	4.66%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JASS - Janus Henderson U.S. Low Volatility Subaccount	2020	43,214,609	$20.98 to $23.05	$941,143,593	0.65% to 1.80%	1.67% to 2.84%	1.97%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2019	48,370,425	$20.64 to $22.41	$1,031,118,241	0.65% to 1.80%	25.78% to 27.22%	1.63%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2018	57,058,389	$16.41 to $17.62	$962,003,164	0.65% to 1.80%	-6.28% to -5.20%	1.71%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2017	61,694,945	$17.51 to $18.58	$1,104,729,043	0.65% to 1.80%	13.41% to 14.70%	1.39%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2016	58,730,333	$15.44 to $16.20	$923,065,381	0.65% to 1.80%	7.77% to 9.00%	1.55%
JASS - Janus Henderson Flexible Bond Subaccount	2020	3,498,166	$11.27 to $11.96	$40,457,917	0.65% to 1.70%	8.40% to 9.54%	2.40%
JASS - Janus Henderson Flexible Bond Subaccount	2019	3,266,770	$10.35 to $10.92	$34,708,912	0.65% to 1.80%	7.35% to 8.57%	2.88%
JASS - Janus Henderson Flexible Bond Subaccount	2018	3,254,479	$9.64 to $10.05	$32,031,223	0.65% to 1.80%	-3.04% to -1.93%	2.67%
JASS - Janus Henderson Flexible Bond Subaccount	2017	3,171,436	$9.95 to $10.25	$32,014,838	0.65% to 1.80%	1.53% to 2.69%	2.56%
JASS - Janus Henderson Flexible Bond Subaccount	2016	2,820,278	$9.80 to $9.98	$27,889,934	0.65% to 1.80%	0.41% to 1.56%	2.74%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	1,552,630	$24.71 to $27.47	$50,703,711	0.65% to 1.80%	5.76% to 6.97%	1.46%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	1,698,585	$23.36 to $25.68	$52,063,720	0.65% to 1.80%	29.26% to 30.74%	1.49%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2018	1,875,836	$18.08 to $19.64	$44,052,911	0.65% to 1.80%	-6.55% to -5.48%	1.48%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2017	2,142,965	$19.34 to $20.78	$53,609,838	0.65% to 1.80%	17.07% to 18.41%	1.45%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2016	2,264,364	$16.52 to $17.55	$48,072,494	0.65% to 1.80%	12.96% to 14.25%	2.14%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	2,529,555	$21.90 to $24.50	$84,553,087	0.65% to 1.80%	3.38% to 4.57%	1.41%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	2,710,961	$21.18 to $23.43	$87,173,697	0.65% to 1.80%	26.60% to 28.05%	1.73%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2018	2,976,367	$16.73 to $18.30	$75,054,787	0.65% to 1.80%	-10.49% to -9.47%	1.47%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2017	3,317,679	$18.69 to $20.21	$93,275,946	0.65% to 1.80%	12.81% to 14.10%	1.42%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2016	3,141,208	$16.57 to $17.71	$77,894,387	0.65% to 1.80%	11.00% to 12.27%	1.57%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2020	80,213,611	$12.55 to $13.90	$1,046,791,244	0.65% to 1.80%	-9.68% to -8.64%	1.91%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2019	83,430,818	$13.89 to $15.21	$1,199,930,487	0.65% to 1.80%	13.81% to 15.11%	2.23%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2018	94,229,918	$12.21 to $13.21	$1,185,120,871	0.65% to 1.80%	-8.70% to -7.65%	1.74%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	103,035,429	$13.37 to $14.31	$1,412,791,784	0.65% to 1.80%	12.06% to 13.33%	1.47%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	114,673,244	$11.93 to $12.63	$1,396,815,548	0.65% to 1.80%	-1.97% to -0.85%	1.01%
LEG2 - Western Asset Core Plus VIT Subaccount	2020	4,018,944	$11.59 to $12.37	$47,999,107	0.65% to 1.80%	7.12% to 8.35%	1.94%
LEG2 - Western Asset Core Plus VIT Subaccount	2019	3,905,384	$10.82 to $11.41	$43,300,336	0.65% to 1.80%	9.84% to 11.10%	4.33%
LEG2 - Western Asset Core Plus VIT Subaccount	2018	4,111,104	$9.85 to $10.27	$41,291,997	0.65% to 1.80%	-4.37% to -3.27%	3.33%
LEG2 - Western Asset Core Plus VIT Subaccount	2017	4,353,948	$10.31 to $10.62	$45,487,908	0.65% to 1.80%	3.83% to 5.01%	1.27%
LEG2 - Western Asset Core Plus VIT Subaccount	2016	50,186,900	$9.93 to $10.12	$502,299,640	0.65% to 1.80%	2.33% to 3.50%	2.75%
WFVT - Opportunity Subaccount	2020	83,218	$48.47 to $48.58	$4,183,264	0.90% to 1.50%	19.21% to 19.92%	0.43%
WFVT - Opportunity Subaccount	2019	90,850	$40.42 to $40.75	$3,816,035	0.90% to 1.50%	29.52% to 30.29%	0.28%
WFVT - Opportunity Subaccount	2018	96,396	$31.02 to $31.47	$3,125,086	0.90% to 1.50%	-8.53% to -7.98%	0.19%
WFVT - Opportunity Subaccount	2017	102,847	$33.71 to $34.40	$3,635,380	0.90% to 1.50%	18.66% to 19.37%	0.68%
WFVT - Opportunity Subaccount	2016	108,233	$28.24 to $28.99	$3,216,137	0.90% to 1.50%	10.57% to 11.23%	2.00%
WFVT - Discovery Subaccount	2020	69,306	$50.34 to $74.11	$5,074,763	0.90% to 1.50%	60.24% to 61.20%	0.00%
WFVT - Discovery Subaccount	2019	74,322	$31.23 to $46.25	$3,388,674	0.90% to 1.50%	36.97% to 37.78%	0.00%
WFVT - Discovery Subaccount	2018	88,994	$22.67 to $33.77	$2,973,872	0.90% to 1.50%	-8.44% to -7.90%	0.00%
WFVT - Discovery Subaccount	2017	96,398	$24.61 to $36.88	$3,517,674	0.90% to 1.50%	27.23% to 27.98%	0.00%
WFVT - Discovery Subaccount	2016	110,575	$19.23 to $28.99	$3,166,261	0.90% to 1.50%	6.05% to 6.69%	0.00%
MSVI - VIF Core Plus Fixed Income Subaccount	2020	21,166	$21.42 to $23.96	$460,864	0.90% to 1.40%	6.31% to 6.83%	2.79%
MSVI - VIF Core Plus Fixed Income Subaccount	2019	17,225	$20.15 to $22.43	$356,264	0.90% to 1.40%	9.35% to 9.89%	4.10%
MSVI - VIF Core Plus Fixed Income Subaccount	2018	21,169	$18.43 to $20.41	$398,439	0.90% to 1.40%	-2.03% to -1.54%	2.52%
MSVI - VIF Core Plus Fixed Income Subaccount	2017	33,088	$18.81 to $20.73	$632,145	0.90% to 1.40%	4.78% to 5.30%	3.21%
MSVI - VIF Core Plus Fixed Income Subaccount	2016	42,297	$17.95 to $19.69	$769,219	0.90% to 1.40%	4.65% to 5.16%	2.12%
MSVI - VIF U.S. Real Estate Subaccount	2020	26,705	$38.81 to $44.40	$1,139,400	0.90% to 1.50%	-18.09% to -17.60%	2.84%
MSVI - VIF U.S. Real Estate Subaccount	2019	26,490	$47.38 to $53.88	$1,378,404	0.90% to 1.50%	17.18% to 17.88%	1.89%
MSVI - VIF U.S. Real Estate Subaccount	2018	30,020	$40.43 to $45.71	$1,334,024	0.90% to 1.50%	-9.09% to -8.54%	2.70%
MSVI - VIF U.S. Real Estate Subaccount	2017	39,825	$44.47 to $57.90	$1,943,072	0.90% to 1.50%	1.59% to 2.19%	1.51%
MSVI - VIF U.S. Real Estate Subaccount	2016	41,427	$43.77 to $56.66	$2,002,531	0.90% to 1.50%	5.23% to 5.86%	1.32%
MSV2 - VIF Core Plus Fixed Income Subaccount	2020	4,159,006	$13.81 to $16.27	$74,086,058	0.65% to 1.70%	5.75% to 6.85%	2.55%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
MSV2 - VIF Core Plus Fixed Income Subaccount	2019	4,527,306	$12.35 to $15.23	$75,937,528	0.65% to 1.80%	8.65% to 9.90%	3.86%
MSV2 - VIF Core Plus Fixed Income Subaccount	2018	4,783,145	$11.36 to $13.86	$73,601,443	0.65% to 1.80%	-2.67% to -1.55%	2.30%
MSV2 - VIF Core Plus Fixed Income Subaccount	2017	5,818,659	$11.68 to $14.08	$91,746,748	0.65% to 1.80%	4.03% to 5.21%	2.86%
MSV2 - VIF Core Plus Fixed Income Subaccount	2016	5,541,031	$11.22 to $13.38	$83,744,305	0.65% to 1.80%	3.99% to 5.18%	1.64%
MSV2 - VIF U.S. Real Estate Subaccount	2020	1,933,320	$13.60 to $16.45	$57,459,430	0.65% to 1.70%	-18.49% to -17.64%	2.53%
MSV2 - VIF U.S. Real Estate Subaccount	2019	1,937,506	$16.51 to $20.18	$70,319,124	0.65% to 1.70%	16.69% to 17.91%	1.63%
MSV2 - VIF U.S. Real Estate Subaccount	2018	2,505,402	$14.00 to $17.29	$77,986,910	0.65% to 1.70%	-9.52% to -8.57%	2.47%
MSV2 - VIF U.S. Real Estate Subaccount	2017	2,945,396	$14.57 to $15.31	$101,204,120	0.65% to 1.80%	1.06% to 2.21%	1.28%
MSV2 - VIF U.S. Real Estate Subaccount	2016	3,002,500	$14.42 to $14.98	$101,620,893	0.65% to 1.80%	4.66% to 5.86%	1.08%
MSV2 - VIF Growth Subaccount	2020	1,939,346	$64.65 to $97.11	$172,988,824	0.65% to 1.80%	112.93% to 115.36%	0.00%
MSV2 - VIF Growth Subaccount	2019	2,321,552	$30.36 to $45.09	$96,600,717	0.65% to 1.80%	29.14% to 30.62%	0.00%
MSV2 - VIF Growth Subaccount	2018	2,725,690	$23.51 to $34.52	$87,284,163	0.65% to 1.80%	5.39% to 6.60%	0.00%
MSV2 - VIF Growth Subaccount	2017	2,427,259	$22.31 to $32.38	$73,367,331	0.65% to 1.80%	40.30% to 41.90%	0.00%
MSV2 - VIF Growth Subaccount	2016	1,886,558	$15.90 to $22.82	$40,419,447	0.65% to 1.80%	-3.66% to -2.56%	0.00%
GSVI - Large Cap Value Subaccount	2020	3,718,034	$19.49 to $19.82	$76,929,551	0.65% to 1.50%	2.44% to 3.31%	1.39%
GSVI - Large Cap Value Subaccount	2019	4,114,297	$18.86 to $19.35	$82,906,411	0.65% to 1.50%	24.07% to 25.11%	1.44%
GSVI - Large Cap Value Subaccount	2018	4,868,569	$15.08 to $15.60	$78,886,394	0.65% to 1.50%	-9.82% to -9.05%	1.22%
GSVI - Large Cap Value Subaccount	2017	5,550,062	$16.58 to $17.29	$99,472,839	0.65% to 1.50%	8.24% to 9.15%	1.50%
GSVI - Large Cap Value Subaccount	2016	9,242,741	$15.19 to $15.98	$152,824,701	0.65% to 1.50%	9.93% to 10.86%	1.90%
GSVI - U.S. Equity Insights Subaccount	2020	777,274	$30.99 to $35.45	$25,178,803	0.90% to 1.50%	15.80% to 16.49%	0.83%
GSVI - U.S. Equity Insights Subaccount	2019	912,857	$26.76 to $30.43	$25,481,645	0.90% to 1.50%	23.36% to 24.09%	1.20%
GSVI - U.S. Equity Insights Subaccount	2018	1,117,163	$21.69 to $24.52	$25,198,322	0.90% to 1.50%	-7.59% to -7.04%	1.18%
GSVI - U.S. Equity Insights Subaccount	2017	1,225,255	$23.48 to $26.38	$29,834,231	0.90% to 1.50%	22.24% to 22.96%	1.34%
GSVI - U.S. Equity Insights Subaccount	2016	1,421,582	$19.20 to $21.45	$28,235,605	0.90% to 1.50%	9.10% to 9.74%	1.32%
GSVI - Strategic Growth Subaccount	2020	269,782	$44.06 to $50.41	$12,307,661	0.90% to 1.50%	38.42% to 39.25%	0.09%
GSVI - Strategic Growth Subaccount	2019	310,652	$31.83 to $36.20	$10,208,255	0.90% to 1.50%	33.53% to 34.32%	0.29%
GSVI - Strategic Growth Subaccount	2018	337,763	$23.84 to $26.95	$8,289,965	0.90% to 1.50%	-2.51% to -1.93%	0.42%
GSVI - Strategic Growth Subaccount	2017	401,660	$24.27 to $24.45	$10,069,532	0.65% to 1.50%	28.74% to 29.82%	0.50%
GSVI - Strategic Growth Subaccount	2016	450,884	$16.77 to $18.99	$8,767,927	0.90% to 1.50%	0.48% to 1.07%	0.63%
GSVS - Large Cap Value Subaccount	2020	2,319,307	$18.17 to $18.55	$40,631,673	0.65% to 1.80%	1.90% to 3.07%	1.16%
GSVS - Large Cap Value Subaccount	2019	2,469,124	$17.63 to $18.20	$42,325,338	0.65% to 1.80%	23.39% to 24.80%	1.21%
GSVS - Large Cap Value Subaccount	2018	2,898,634	$14.13 to $14.75	$39,874,460	0.65% to 1.80%	-10.34% to -9.31%	0.98%
GSVS - Large Cap Value Subaccount	2017	3,462,667	$15.58 to $16.45	$52,530,562	0.65% to 1.80%	7.63% to 8.85%	0.84%
GSVS - Large Cap Value Subaccount	2016	16,017,687	$14.31 to $15.28	$224,804,275	0.65% to 1.80%	9.32% to 10.56%	1.44%
GSVS - U.S. Equity Insights Subaccount	2020	537,762	$29.29 to $35.70	$15,378,901	0.65% to 1.70%	15.35% to 16.56%	0.62%
GSVS - U.S. Equity Insights Subaccount	2019	704,516	$25.13 to $30.95	$17,284,252	0.65% to 1.70%	22.84% to 24.12%	0.92%
GSVS - U.S. Equity Insights Subaccount	2018	996,732	$20.24 to $25.19	$19,619,906	0.65% to 1.70%	-7.93% to -6.96%	0.85%
GSVS - U.S. Equity Insights Subaccount	2017	1,104,677	$21.76 to $27.36	$23,118,973	0.65% to 1.70%	21.74% to 23.01%	1.40%
GSVS - U.S. Equity Insights Subaccount	2016	810,995	$17.69 to $22.48	$13,938,477	0.65% to 1.70%	8.62% to 9.76%	0.99%
GSVS - Strategic Growth Subaccount	2020	729,035	$39.87 to $44.66	$27,596,586	0.65% to 1.70%	37.76% to 39.20%	0.00%
GSVS - Strategic Growth Subaccount	2019	936,155	$28.64 to $32.42	$25,699,640	0.65% to 1.70%	33.06% to 34.45%	0.05%
GSVS - Strategic Growth Subaccount	2018	1,128,107	$21.30 to $24.37	$23,159,777	0.65% to 1.70%	-2.98% to -1.97%	0.00%
GSVS - Strategic Growth Subaccount	2017	1,208,165	$21.73 to $25.12	$25,596,131	0.65% to 1.70%	28.19% to 29.52%	0.28%
GSVS - Strategic Growth Subaccount	2016	1,148,929	$16.78 to $19.59	$18,966,305	0.65% to 1.70%	-0.01% to 1.03%	0.39%
GSVS - Global Trends Allocation Subaccount	2020	9,928,189	$12.92 to $14.26	$133,560,655	0.65% to 1.80%	2.27% to 3.44%	0.28%
GSVS - Global Trends Allocation Subaccount	2019	11,079,817	$12.64 to $13.79	$145,039,857	0.65% to 1.80%	9.96% to 11.21%	1.42%
GSVS - Global Trends Allocation Subaccount	2018	12,237,112	$11.49 to $12.40	$144,987,629	0.65% to 1.80%	-6.04% to -4.96%	0.64%
GSVS - Global Trends Allocation Subaccount	2017	12,899,308	$12.23 to $13.04	$161,855,033	0.65% to 1.80%	11.12% to 12.38%	0.31%
GSVS - Global Trends Allocation Subaccount	2016	12,686,875	$11.01 to $11.61	$142,555,732	0.65% to 1.80%	2.49% to 3.66%	0.25%
LAZS - Emerging Markets Equity Subaccount	2020	4,909,627	$9.38 to $15.70	$149,649,728	0.65% to 1.80%	-3.03% to -1.91%	2.62%
LAZS - Emerging Markets Equity Subaccount	2019	5,427,998	$9.68 to $16.01	$168,468,987	0.65% to 1.80%	16.05% to 17.38%	0.88%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
LAZS - Emerging Markets Equity Subaccount	2018	6,461,390	$8.34 to $13.64	$173,520,953	0.65% to 1.80%	-20.01% to -19.09%	1.82%
LAZS - Emerging Markets Equity Subaccount	2017	6,771,096	$10.42 to $16.86	$229,016,575	0.65% to 1.80%	25.57% to 27.00%	1.52%
LAZS - Emerging Markets Equity Subaccount	2016	13,583,849	$8.30 to $13.27	$349,477,689	0.65% to 1.80%	18.64% to 20.00%	1.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2020	842,617	$24.61 to $25.00	$33,800,888	0.65% to 1.70%	4.97% to 6.07%	0.19%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2019	952,701	$17.77 to $23.57	$36,145,975	0.65% to 1.80%	27.63% to 29.09%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2018	1,105,688	$13.92 to $18.26	$32,796,880	0.65% to 1.80%	-14.78% to -13.80%	0.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2017	1,239,384	$21.18 to $21.51	$43,118,167	0.65% to 1.70%	12.05% to 13.21%	0.35%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2016	1,436,732	$18.71 to $19.20	$44,528,756	0.65% to 1.70%	13.85% to 15.04%	0.00%
LAZS - U.S. Equity Select Subaccount (note 4)	2018	319,664	$16.73 to $20.56	$6,233,211	0.90% to 1.80%	-5.04% to -4.18%	0.79%
LAZS - U.S. Equity Select Subaccount (note 4)	2017	306,783	$17.61 to $21.46	$6,285,437	0.90% to 1.80%	16.02% to 17.05%	1.62%
LAZS - U.S. Equity Select Subaccount (note 4)	2016	309,971	$15.18 to $17.70	$5,450,456	0.90% to 1.80%	7.49% to 8.45%	0.10%
LAZS - International Equity Subaccount	2020	5,299,001	$13.91 to $15.16	$95,958,813	0.65% to 1.80%	6.32% to 7.54%	2.23%
LAZS - International Equity Subaccount	2019	6,063,956	$13.08 to $14.10	$102,652,696	0.65% to 1.80%	18.87% to 20.22%	0.34%
LAZS - International Equity Subaccount	2018	7,576,473	$11.01 to $11.73	$107,307,036	0.65% to 1.80%	-15.44% to -14.47%	1.50%
LAZS - International Equity Subaccount	2017	8,388,376	$13.02 to $13.71	$139,856,439	0.65% to 1.80%	20.18% to 21.55%	1.45%
LAZS - International Equity Subaccount	2016	42,375,023	$10.83 to $11.28	$586,184,813	0.65% to 1.80%	-5.98% to -4.91%	1.34%
LAZS - Global Dynamic Multi-Asset Subaccount	2020	19,714,427	$15.29 to $16.87	$313,204,693	0.65% to 1.80%	-0.98% to 0.16%	0.62%
LAZS - Global Dynamic Multi-Asset Subaccount	2019	22,160,502	$15.44 to $16.84	$353,950,745	0.65% to 1.80%	15.70% to 17.03%	0.05%
LAZS - Global Dynamic Multi-Asset Subaccount	2018	25,001,447	$13.34 to $14.39	$343,381,497	0.65% to 1.80%	-8.23% to -7.17%	1.34%
LAZS - Global Dynamic Multi-Asset Subaccount	2017	22,984,125	$14.54 to $15.50	$342,278,964	0.65% to 1.80%	18.40% to 19.75%	0.00%
LAZS - Global Dynamic Multi-Asset Subaccount	2016	20,627,395	$12.28 to $12.95	$258,365,619	0.65% to 1.80%	1.48% to 2.63%	0.29%
PRS2 - Jennison 20/20 Focus Subaccount	2020	2,061,949	$33.01 to $34.49	$86,204,085	0.65% to 1.70%	28.23% to 29.57%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2019	2,531,087	$25.75 to $26.62	$82,254,756	0.65% to 1.70%	26.25% to 27.57%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2018	3,312,308	$20.39 to $20.87	$84,863,882	0.65% to 1.70%	-7.31% to -6.34%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2017	4,230,296	$17.09 to $22.28	$116,542,831	0.65% to 1.80%	27.46% to 28.91%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2016	5,030,547	$13.41 to $17.28	$108,584,174	0.65% to 1.80%	-0.56% to 0.58%	0.00%
PRS2 - Jennison Subaccount	2020	1,839,278	$54.72 to $55.14	$68,909,364	0.65% to 1.70%	52.96% to 54.56%	0.00%
PRS2 - Jennison Subaccount	2019	2,182,946	$27.63 to $35.68	$53,536,230	0.65% to 1.80%	30.47% to 31.96%	0.00%
PRS2 - Jennison Subaccount	2018	2,670,686	$21.18 to $27.04	$49,446,252	0.65% to 1.80%	-2.94% to -1.82%	0.00%
PRS2 - Jennison Subaccount	2017	2,520,332	$21.82 to $27.54	$48,156,892	0.65% to 1.80%	33.73% to 35.25%	0.00%
PRS2 - Jennison Subaccount	2016	2,179,833	$16.32 to $20.36	$31,395,964	0.65% to 1.80%	-3.04% to -1.93%	0.00%
JPMI - Small Cap Core Subaccount	2020	1,884,338	$27.80 to $30.82	$64,612,023	0.65% to 1.70%	11.78% to 12.95%	0.99%
JPMI - Small Cap Core Subaccount	2019	2,170,078	$20.60 to $24.61	$66,250,068	0.65% to 1.80%	22.37% to 23.77%	0.40%
JPMI - Small Cap Core Subaccount	2018	2,535,463	$16.83 to $19.89	$62,914,993	0.65% to 1.80%	-13.50% to -12.50%	0.38%
JPMI - Small Cap Core Subaccount	2017	2,900,964	$19.46 to $22.73	$82,805,582	0.65% to 1.80%	13.20% to 14.48%	0.32%
JPMI - Small Cap Core Subaccount	2016	2,604,101	$17.19 to $19.85	$65,335,514	0.65% to 1.80%	18.09% to 19.44%	0.52%
JPMI - Mid Cap Value Subaccount	2020	4,056,073	$21.06 to $27.06	$189,480,124	0.65% to 1.80%	-1.41% to -0.28%	1.47%
JPMI - Mid Cap Value Subaccount	2019	4,480,698	$21.36 to $27.13	$211,373,870	0.65% to 1.80%	24.52% to 25.94%	1.60%
JPMI - Mid Cap Value Subaccount	2018	5,191,061	$17.15 to $21.54	$195,857,405	0.65% to 1.80%	-13.40% to -12.41%	0.98%
JPMI - Mid Cap Value Subaccount	2017	6,124,959	$19.81 to $24.60	$266,730,746	0.65% to 1.80%	11.76% to 13.03%	0.81%
JPMI - Mid Cap Value Subaccount	2016	6,567,762	$17.73 to $21.76	$256,240,385	0.65% to 1.80%	12.67% to 13.95%	0.86%
ABVB - VPS Growth & Income Subaccount	2020	470,546	$14.36 to $28.59	$11,860,671	0.90% to 1.70%	0.75% to 1.56%	1.24%
ABVB - VPS Growth & Income Subaccount	2019	700,813	$14.20 to $28.15	$17,502,937	0.90% to 1.80%	21.43% to 22.51%	1.03%
ABVB - VPS Growth & Income Subaccount	2018	774,317	$11.70 to $22.98	$15,916,123	0.90% to 1.80%	-7.52% to -6.69%	0.79%
ABVB - VPS Growth & Income Subaccount	2017	220,199	$12.67 to $24.63	$4,760,014	0.90% to 1.70%	16.62% to 17.54%	1.26%
ABVB - VPS Growth & Income Subaccount	2016	64,836	$10.86 to $20.95	$1,173,466	0.90% to 1.70%	8.63%(a) to 10.08%	0.88%
ABVB - VPS Small Cap Growth Subaccount	2020	546,315	$28.54 to $29.96	$34,202,088	0.65% to 1.70%	51.07% to 52.65%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2019	637,015	$18.83 to $19.63	$26,266,556	0.65% to 1.80%	33.60% to 35.13%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2018	632,831	$14.09 to $14.52	$19,691,939	0.65% to 1.80%	-2.87% to -1.75%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2017	221,913	$14.51 to $14.78	$7,354,394	0.65% to 1.80%	31.42% to 32.92%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2016	41,134	$11.04 to $28.99	$963,472	0.90% to 1.80%	5.27% to 10.38%(b)	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ABVB - VPS Dynamic Asset Allocation Subaccount	2020	16,464,081	$13.57 to $15.12	$233,669,799	0.65% to 1.80%	3.00% to 4.18%	1.50%
ABVB - VPS Dynamic Asset Allocation Subaccount	2019	18,407,346	$13.18 to $14.52	$252,441,157	0.65% to 1.80%	13.20% to 14.50%	1.79%
ABVB - VPS Dynamic Asset Allocation Subaccount	2018	20,818,923	$11.64 to $12.68	$250,987,338	0.65% to 1.80%	-9.00% to -7.95%	1.61%
ABVB - VPS Dynamic Asset Allocation Subaccount	2017	22,372,054	$12.79 to $13.77	$294,935,902	0.65% to 1.80%	12.31% to 13.59%	1.77%
ABVB - VPS Dynamic Asset Allocation Subaccount	2016	23,724,622	$11.39 to $12.13	$277,121,400	0.65% to 1.80%	1.54% to 2.70%	0.57%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2020	7,525,469	$11.34 to $12.09	$87,577,904	0.65% to 1.80%	0.64% to 1.79%	1.31%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2019	8,085,929	$11.27 to $11.88	$93,031,807	0.65% to 1.80%	15.25% to 16.56%	1.95%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2018	8,765,244	$9.78 to $10.19	$87,076,763	0.65% to 1.80%	-6.53% to -5.46%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2017	9,145,508	$10.46 to $10.78	$96,765,187	0.65% to 1.80%	9.54% to 10.79%	0.35%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2016	8,054,414	$9.55 to $9.73	$77,472,722	0.65% to 1.80%	2.40% to 3.57%	0.30%
MFSI - New Discovery Subaccount	2020	608,261	$42.68 to $50.40	$33,085,230	0.65% to 1.70%	43.15% to 44.64%	0.00%
MFSI - New Discovery Subaccount	2019	686,222	$20.67 to $34.84	$25,896,341	0.65% to 1.80%	38.78% to 40.36%	0.00%
MFSI - New Discovery Subaccount	2018	813,500	$14.89 to $24.83	$22,018,758	0.65% to 1.80%	-3.47% to -2.36%	0.00%
MFSI - New Discovery Subaccount	2017	763,736	$22.21 to $25.42	$21,279,760	0.65% to 1.70%	24.23% to 25.52%	0.00%
MFSI - New Discovery Subaccount	2016	811,565	$12.43 to $23.87	$18,106,047	0.90% to 1.80%	6.87% to 7.83%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	2,095,766	$39.72 to $46.31	$71,596,803	0.65% to 1.70%	33.84% to 35.24%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	2,201,107	$25.74 to $29.37	$56,089,537	0.65% to 1.80%	35.83% to 37.39%	0.00%
MFSI - Mid Cap Growth Subaccount	2018	2,525,166	$18.95 to $21.38	$47,090,562	0.65% to 1.80%	-0.84% to 0.30%	0.00%
MFSI - Mid Cap Growth Subaccount	2017	3,006,436	$19.11 to $21.31	$55,841,811	0.65% to 1.80%	24.44% to 25.86%	0.00%
MFSI - Mid Cap Growth Subaccount	2016	3,040,977	$15.36 to $16.93	$45,095,165	0.65% to 1.80%	2.77% to 3.94%	0.00%
MFSI - Total Return Subaccount	2020	6,191,074	$17.56 to $21.30	$150,975,808	0.65% to 1.80%	7.57% to 8.81%	2.07%
MFSI - Total Return Subaccount	2019	6,882,707	$16.33 to $19.57	$155,577,140	0.65% to 1.80%	17.99% to 19.34%	2.14%
MFSI - Total Return Subaccount	2018	6,859,149	$13.84 to $16.40	$130,768,264	0.65% to 1.80%	-7.55% to -6.48%	2.06%
MFSI - Total Return Subaccount	2017	6,490,673	$14.97 to $17.54	$134,099,022	0.65% to 1.80%	10.05% to 11.30%	2.40%
MFSI - Total Return Subaccount	2016	3,653,143	$13.60 to $15.76	$69,963,057	0.65% to 1.80%	6.89% to 8.11%	2.73%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	1,126,594	$20.64 to $22.04	$23,984,445	0.65% to 1.80%	20.03% to 21.41%	0.21%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	1,569,175	$17.20 to $18.15	$27,659,193	0.65% to 1.80%	37.12% to 38.68%	0.34%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2018	1,627,114	$12.54 to $13.09	$20,798,364	0.65% to 1.80%	-1.21% to -0.08%	0.34%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2017	1,944,428	$12.70 to $13.10	$25,033,966	0.65% to 1.80%	25.84% to 27.28%	0.43%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2016	1,850,444	$10.09 to $10.29	$18,833,045	0.65% to 1.80%	3.97% to 5.16%	0.39%
PVIA - Real Return Subaccount	2020	9,405,467	$11.47 to $16.98	$172,192,397	0.65% to 1.80%	9.74% to 10.99%	1.41%
PVIA - Real Return Subaccount	2019	10,296,590	$10.45 to $15.29	$171,748,357	0.65% to 1.80%	6.52% to 7.74%	1.65%
PVIA - Real Return Subaccount	2018	11,821,938	$9.81 to $14.20	$185,269,515	0.65% to 1.80%	-3.95% to -2.84%	2.46%
PVIA - Real Return Subaccount	2017	14,210,237	$10.21 to $14.61	$232,018,425	0.65% to 1.80%	1.82% to 2.98%	2.13%
PVIA - Real Return Subaccount	2016	29,963,166	$10.03 to $14.19	$476,840,176	0.65% to 1.80%	3.34% to 4.52%	2.24%
PVIA - Total Return Subaccount	2020	22,550,559	$12.03 to $18.91	$432,200,143	0.65% to 1.80%	6.73% to 7.96%	2.12%
PVIA - Total Return Subaccount	2019	22,434,821	$11.27 to $17.52	$400,738,215	0.65% to 1.80%	6.45% to 7.66%	3.01%
PVIA - Total Return Subaccount	2018	26,013,487	$10.59 to $16.27	$436,213,515	0.65% to 1.80%	-2.30% to -1.18%	2.53%
PVIA - Total Return Subaccount	2017	29,784,272	$10.83 to $16.47	$511,210,315	0.65% to 1.80%	3.08% to 4.26%	2.00%
PVIA - Total Return Subaccount	2016	45,717,954	$10.51 to $15.79	$758,376,663	0.65% to 1.80%	0.87% to 2.02%	2.09%
PVIA - Global Bond Opportunities Subaccount	2020	2,929,735	$11.96 to $17.00	$55,431,190	0.65% to 1.70%	8.28% to 9.41%	2.48%
PVIA - Global Bond Opportunities Subaccount	2019	3,480,144	$9.69 to $15.54	$60,240,537	0.65% to 1.80%	4.25% to 5.44%	2.45%
PVIA - Global Bond Opportunities Subaccount	2018	3,860,087	$9.29 to $14.74	$63,676,309	0.65% to 1.80%	-5.90% to -4.82%	6.29%
PVIA - Global Bond Opportunities Subaccount	2017	4,330,234	$9.88 to $15.48	$75,937,597	0.65% to 1.80%	6.71% to 7.93%	1.97%
PVIA - Global Bond Opportunities Subaccount	2016	4,575,404	$9.26 to $14.35	$75,175,742	0.65% to 1.80%	2.20% to 3.37%	1.51%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	2,584,042	$5.86 to $6.45	$14,209,170	0.65% to 1.70%	-0.35% to 0.69%	6.44%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	2,762,523	$4.57 to $5.82	$15,183,797	0.65% to 1.80%	9.46% to 10.71%	4.42%
PVIA - CommodityRealReturn® Strategy Subaccount	2018	3,577,629	$4.17 to $5.26	$17,794,117	0.65% to 1.80%	-15.66% to -14.69%	2.08%
PVIA - CommodityRealReturn® Strategy Subaccount	2017	4,036,737	$4.95 to $6.16	$23,670,281	0.65% to 1.80%	0.35% to 1.49%	11.13%
PVIA - CommodityRealReturn® Strategy Subaccount	2016	4,299,332	$4.93 to $6.07	$24,987,818	0.65% to 1.80%	13.12% to 14.41%	1.13%
PVIA - Global Diversified Allocation Subaccount	2020	50,221,858	$14.03 to $15.48	$732,570,730	0.65% to 1.80%	2.30% to 3.47%	3.20%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PVIA - Global Diversified Allocation Subaccount	2019	55,060,040	$13.71 to $14.96	$781,396,456	0.65% to 1.80%	19.56% to 20.93%	2.61%
PVIA - Global Diversified Allocation Subaccount	2018	61,652,401	$11.47 to $12.37	$728,183,074	0.65% to 1.80%	-10.56% to -9.53%	1.91%
PVIA - Global Diversified Allocation Subaccount	2017	61,650,517	$12.82 to $13.68	$810,369,654	0.65% to 1.80%	14.81% to 16.12%	3.03%
PVIA - Global Diversified Allocation Subaccount	2016	54,536,935	$11.17 to $11.78	$621,308,428	0.65% to 1.80%	5.90% to 7.11%	1.80%
PVIA - Short-Term Subaccount	2020	7,307,763	$10.03 to $10.89	$76,333,822	0.65% to 1.80%	0.43% to 1.58%	1.23%
PVIA - Short-Term Subaccount	2019	6,533,588	$9.99 to $10.72	$67,520,499	0.65% to 1.80%	0.98% to 2.13%	2.47%
PVIA - Short-Term Subaccount	2018	7,939,590	$9.89 to $10.49	$80,673,374	0.65% to 1.80%	-0.27% to 0.87%	2.21%
PVIA - Short-Term Subaccount	2017	4,938,829	$9.92 to $10.40	$50,106,590	0.65% to 1.80%	0.60% to 1.74%	1.70%
PVIA - Short-Term Subaccount	2016	4,991,679	$9.86 to $10.22	$50,077,905	0.65% to 1.80%	0.56% to 1.71%	1.59%
PVIA - Low Duration Subaccount	2020	3,752,322	$9.93 to $10.59	$38,424,472	0.65% to 1.80%	1.17% to 2.32%	1.16%
PVIA - Low Duration Subaccount	2019	3,047,829	$9.82 to $10.35	$30,685,436	0.65% to 1.80%	2.19% to 3.36%	2.76%
PVIA - Low Duration Subaccount	2018	3,672,536	$9.61 to $10.02	$35,943,178	0.65% to 1.80%	-1.45% to -0.32%	1.98%
PVIA - Low Duration Subaccount	2017	2,438,860	$9.75 to $10.05	$24,106,830	0.65% to 1.80%	-0.41% to 0.72%	1.36%
PVIA - Low Duration Subaccount	2016	13,049,140	$9.79 to $9.98	$128,834,919	0.65% to 1.80%	-0.39% to 0.75%	1.50%
CALI - VP S&P 500 Index Subaccount	2020	6,975	$24.35 to $26.59	$178,761	0.90% to 1.40%	16.47% to 17.04%	1.66%
CALI - VP S&P 500 Index Subaccount	2019	7,742	$20.91 to $22.72	$170,126	0.90% to 1.40%	29.34% to 29.98%	1.74%
CALI - VP S&P 500 Index Subaccount	2018	9,284	$16.17 to $17.48	$157,533	0.90% to 1.40%	-6.06% to -5.59%	1.92%
CALI - VP S&P 500 Index Subaccount	2017	9,723	$17.21 to $18.51	$175,335	0.90% to 1.40%	19.79% to 20.38%	1.47%
CALI - VP S&P 500 Index Subaccount	2016	9,829	$14.37 to $15.38	$147,691	0.90% to 1.40%	10.04% to 10.58%	1.27%
BNYS - Appreciation Subaccount	2020	659,718	$33.09 to $43.55	$26,236,437	0.90% to 1.70%	21.31% to 22.28%	0.54%
BNYS - Appreciation Subaccount	2019	708,655	$20.90 to $35.61	$23,142,959	0.90% to 1.80%	33.38% to 34.57%	0.91%
BNYS - Appreciation Subaccount	2018	902,801	$15.67 to $26.47	$22,031,105	0.90% to 1.80%	-8.75% to -7.94%	1.00%
BNYS - Appreciation Subaccount	2017	1,117,055	$17.17 to $21.26	$29,700,082	0.65% to 1.80%	24.77% to 26.19%	1.09%
BNYS - Appreciation Subaccount	2016	1,330,624	$13.76 to $16.85	$28,334,859	0.65% to 1.80%	5.73% to 6.94%	1.40%
ROYI - Small-Cap Subaccount	2020	3,394,050	$17.27 to $19.21	$111,183,547	0.65% to 1.70%	-8.71% to -7.75%	1.04%
ROYI - Small-Cap Subaccount	2019	3,461,726	$18.91 to $20.83	$124,424,381	0.65% to 1.70%	16.68% to 17.90%	0.65%
ROYI - Small-Cap Subaccount	2018	4,096,206	$16.21 to $17.66	$126,701,034	0.65% to 1.70%	-9.88% to -8.94%	0.70%
ROYI - Small-Cap Subaccount	2017	4,915,936	$14.48 to $19.40	$168,869,577	0.65% to 1.80%	3.52% to 4.70%	0.93%
ROYI - Small-Cap Subaccount	2016	5,426,132	$13.99 to $18.53	$178,922,660	0.65% to 1.80%	18.82% to 20.18%	1.29%
ROYI - Micro-Cap Subaccount	2020	1,613,546	$18.03 to $19.38	$54,149,884	0.65% to 1.70%	21.72% to 22.99%	0.00%
ROYI - Micro-Cap Subaccount	2019	1,900,968	$14.81 to $15.76	$52,489,623	0.65% to 1.70%	17.55% to 18.78%	0.00%
ROYI - Micro-Cap Subaccount	2018	2,207,493	$12.60 to $13.27	$51,943,710	0.65% to 1.70%	-10.57% to -9.64%	0.00%
ROYI - Micro-Cap Subaccount	2017	2,626,373	$14.09 to $14.68	$69,451,723	0.65% to 1.70%	3.43% to 4.51%	0.65%
ROYI - Micro-Cap Subaccount	2016	2,954,562	$13.62 to $14.05	$75,618,830	0.65% to 1.70%	17.71% to 18.94%	0.64%
AIMI - Invesco V.I. Comstock Series I Subaccount	2020	784	$28.53 to $31.92	$25,000	0.90% to 1.40%	-2.23% to -1.74%	2.45%
AIMI - Invesco V.I. Comstock Series I Subaccount	2019	834	$29.18 to $32.48	$27,070	0.90% to 1.40%	23.57% to 24.18%	2.00%
AIMI - Invesco V.I. Comstock Series I Subaccount	2018	859	$23.61 to $26.16	$22,465	0.90% to 1.40%	-13.38% to -12.95%	1.69%
AIMI - Invesco V.I. Comstock Series I Subaccount	2017	924	$27.26 to $30.05	$27,755	0.90% to 1.40%	16.23% to 16.80%	2.02%
AIMI - Invesco V.I. Comstock Series I Subaccount	2016	1,239	$23.45 to $25.72	$31,873	0.90% to 1.40%	15.68% to 16.25%	1.49%
AIMI - Invesco V.I. International Growth Series II Subaccount	2020	4,379,433	$14.86 to $16.18	$66,708,183	0.65% to 1.80%	11.72% to 13.00%	2.15%
AIMI - Invesco V.I. International Growth Series II Subaccount	2019	4,590,569	$13.30 to $14.32	$62,286,566	0.65% to 1.80%	25.97% to 27.41%	1.25%
AIMI - Invesco V.I. International Growth Series II Subaccount	2018	5,523,384	$10.56 to $11.24	$59,037,967	0.65% to 1.80%	-16.71% to -15.76%	1.82%
AIMI - Invesco V.I. International Growth Series II Subaccount	2017	6,138,952	$12.67 to $13.34	$77,942,709	0.65% to 1.80%	20.56% to 21.94%	1.27%
AIMI - Invesco V.I. International Growth Series II Subaccount	2016	5,821,432	$10.51 to $10.94	$60,897,660	0.65% to 1.80%	-2.45% to -1.34%	1.17%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2020	28,114,964	$13.85 to $15.34	$405,823,513	0.65% to 1.80%	8.04% to 9.28%	7.59%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2019	32,233,403	$12.82 to $14.04	$428,621,082	0.65% to 1.80%	12.85% to 14.14%	0.00%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	36,566,539	$11.36 to $12.30	$428,858,960	0.65% to 1.80%	-8.37% to -7.32%	1.28%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	39,941,205	$12.39 to $13.27	$508,833,378	0.65% to 1.80%	7.90% to 9.12%	3.87%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	39,632,067	$11.49 to $12.16	$465,725,710	0.65% to 1.80%	9.54% to 10.79%	0.19%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	2,155,447	$19.73 to $21.23	$37,403,475	0.65% to 1.70%	-4.46% to -3.46%	0.72%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	2,256,005	$20.44 to $22.22	$40,830,419	0.65% to 1.70%	14.49% to 15.68%	0.22%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2018	2,640,201	$17.67 to $19.41	$41,512,203	0.65% to 1.70%	-16.90% to -16.03%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2017	2,916,305	$17.36 to $21.04	$54,951,260	0.65% to 1.80%	14.30% to 15.60%	0.49%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2016	3,231,491	$15.19 to $18.20	$52,938,917	0.65% to 1.80%	13.93% to 15.23%	0.24%
FRT2 - Franklin Income VIP Subaccount	2020	3,381,628	$19.52 to $20.73	$67,818,399	0.90% to 1.50%	-0.80% to -0.21%	5.83%
FRT2 - Franklin Income VIP Subaccount	2019	3,888,966	$19.67 to $20.77	$78,446,360	0.90% to 1.50%	14.34% to 15.02%	5.39%
FRT2 - Franklin Income VIP Subaccount	2018	4,538,523	$17.21 to $18.06	$80,006,808	0.90% to 1.50%	-5.73% to -5.16%	4.81%
FRT2 - Franklin Income VIP Subaccount	2017	5,181,433	$18.25 to $19.04	$96,658,695	0.90% to 1.50%	8.06% to 8.70%	4.18%
FRT2 - Franklin Income VIP Subaccount	2016	5,841,926	$16.89 to $17.52	$100,631,953	0.90% to 1.50%	12.34% to 13.01%	4.99%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2020	549,518	$40.93 to $40.95	$23,011,711	0.65% to 1.50%	42.74% to 43.95%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2019	569,006	$28.45 to $28.68	$16,679,686	0.65% to 1.50%	29.23% to 30.32%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2018	630,367	$21.83 to $22.19	$14,271,581	0.65% to 1.50%	1.60% to 2.47%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2017	712,571	$21.84 to $23.54	$15,837,312	0.90% to 1.50%	25.07% to 25.81%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2016	815,822	$17.46 to $18.71	$14,464,130	0.90% to 1.50%	-4.32% to -3.75%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2020	2,688,921	$12.53 to $14.09	$38,953,969	0.65% to 1.50%	-2.62% to -1.80%	3.39%
FRT2 - Templeton Foreign VIP Subaccount	2019	3,084,397	$12.76 to $14.47	$45,734,304	0.65% to 1.50%	10.87% to 11.80%	1.73%
FRT2 - Templeton Foreign VIP Subaccount	2018	3,526,527	$11.41 to $13.05	$47,050,672	0.65% to 1.50%	-16.70% to -15.99%	2.63%
FRT2 - Templeton Foreign VIP Subaccount	2017	3,777,707	$13.59 to $15.67	$60,371,621	0.65% to 1.50%	14.97% to 15.94%	1.96%
FRT2 - Templeton Foreign VIP Subaccount	2016	11,133,928	$11.72 to $13.63	$154,658,645	0.65% to 1.50%	5.59% to 6.48%	1.96%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2020	14,243,615	$13.17 to $14.05	$192,535,126	0.65% to 1.80%	14.71% to 16.02%	1.18%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2019	15,551,097	$11.48 to $12.11	$182,341,737	0.65% to 1.80%	15.86% to 17.19%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2018	16,728,105	$9.91 to $10.33	$168,453,274	0.65% to 1.80%	-8.51% to -7.45%	0.49%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2017	16,887,391	$10.83 to $11.16	$185,043,607	0.65% to 1.80%	13.65% to 14.95%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2016	12,769,563	$9.53 to $9.71	$122,565,284	0.65% to 1.80%	2.74% to 3.92%	0.41%
FRT4 - Franklin Income VIP Subaccount	2020	4,952,739	$14.03 to $17.31	$80,366,224	0.65% to 1.80%	-1.21% to -0.07%	5.66%
FRT4 - Franklin Income VIP Subaccount	2019	5,521,825	$14.20 to $17.33	$90,028,644	0.65% to 1.80%	14.00% to 15.30%	5.14%
FRT4 - Franklin Income VIP Subaccount	2018	6,864,394	$12.45 to $15.03	$97,508,036	0.65% to 1.80%	-6.12% to -5.04%	4.60%
FRT4 - Franklin Income VIP Subaccount	2017	8,616,924	$13.26 to $15.82	$129,445,706	0.65% to 1.80%	7.62% to 8.84%	3.95%
FRT4 - Franklin Income VIP Subaccount	2016	8,840,762	$12.33 to $14.54	$122,669,583	0.65% to 1.80%	11.86% to 13.13%	4.75%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2020	915,463	$36.12 to $39.55	$31,423,117	0.65% to 1.70%	42.29% to 43.77%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2019	1,052,753	$21.54 to $25.12	$25,255,035	0.65% to 1.80%	28.71% to 30.18%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2018	1,261,609	$16.73 to $19.30	$23,326,530	0.65% to 1.80%	1.26% to 2.43%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2017	1,321,771	$16.52 to $18.84	$23,925,806	0.65% to 1.80%	24.55% to 25.97%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2016	1,465,197	$13.27 to $14.96	$21,106,474	0.65% to 1.80%	-4.70% to -3.61%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2020	6,682,785	$10.73 to $12.97	$68,664,959	0.65% to 1.70%	-2.99% to -1.98%	3.26%
FRT4 - Templeton Foreign VIP Subaccount	2019	7,035,074	$10.20 to $10.95	$73,928,203	0.65% to 1.80%	10.51% to 11.77%	1.48%
FRT4 - Templeton Foreign VIP Subaccount	2018	9,174,444	$9.23 to $9.80	$86,030,485	0.65% to 1.80%	-17.04% to -16.09%	2.35%
FRT4 - Templeton Foreign VIP Subaccount	2017	9,959,048	$11.12 to $11.67	$111,560,042	0.65% to 1.80%	14.56% to 15.87%	1.03%
FRT4 - Templeton Foreign VIP Subaccount	2016	44,350,488	$9.71 to $10.08	$435,604,003	0.65% to 1.80%	5.20% to 6.40%	1.84%
FRT4 - Franklin Allocation VIP Subaccount	2020	1,832,456	$18.11 to $19.97	$31,889,036	0.65% to 1.70%	9.88% to 11.03%	1.35%
FRT4 - Franklin Allocation VIP Subaccount	2019	2,113,323	$16.31 to $18.18	$33,270,517	0.65% to 1.70%	17.56% to 18.79%	3.28%
FRT4 - Franklin Allocation VIP Subaccount	2018	2,517,483	$12.57 to $13.73	$33,477,834	0.65% to 1.80%	-11.19% to -10.17%	2.87%
FRT4 - Franklin Allocation VIP Subaccount	2017	2,980,985	$14.15 to $15.29	$44,177,625	0.65% to 1.80%	9.81% to 11.06%	2.54%
FRT4 - Franklin Allocation VIP Subaccount	2016	3,130,944	$12.89 to $13.77	$41,864,043	0.65% to 1.80%	10.93% to 12.19%	3.65%
FEDS - Kaufmann Fund II Service Shares Subaccount	2020	2,323,903	$31.54 to $34.23	$74,965,909	0.65% to 1.80%	26.21% to 27.65%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	2,833,039	$24.99 to $26.82	$71,871,297	0.65% to 1.80%	30.57% to 32.06%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2018	3,232,354	$19.05 to $20.21	$62,127,502	0.65% to 1.80%	1.73% to 2.90%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2017	3,074,530	$18.73 to $19.64	$57,765,553	0.65% to 1.80%	25.72% to 27.15%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2016	3,164,397	$14.90 to $15.45	$47,052,287	0.65% to 1.80%	1.59% to 2.75%	0.00%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2020	22,718,572	$15.85 to $17.56	$375,356,067	0.65% to 1.80%	-0.86% to 0.28%	2.57%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2019	25,427,950	$15.99 to $17.51	$421,743,120	0.65% to 1.80%	18.10% to 19.45%	2.15%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2018	29,916,358	$13.54 to $14.66	$417,915,776	0.65% to 1.80%	-10.12% to -9.09%	2.88%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2017	31,065,195	$15.06 to $16.12	$480,250,290	0.65% to 1.80%	16.03% to 17.35%	3.87%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2016	32,798,678	$12.98 to $13.74	$434,931,531	0.65% to 1.80%	5.79% to 6.99%	5.06%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2020	3,319,685	$10.56 to $10.82	$35,320,397	0.65% to 1.70%	-0.98% to 0.05%	2.13%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2019	3,695,274	$10.66 to $10.81	$39,575,405	0.65% to 1.70%	17.91% to 19.14%	2.06%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2018	4,407,368	$9.04 to $9.08	$39,898,142	0.65% to 1.80%	-9.62%(a) to -9.23%(b)	0.00%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount	2017	5,522,132	$9.23 to $9.68	$51,853,725	0.65% to 1.80%	8.72% to 9.96%	1.41%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount	2016	6,766,146	$8.49 to $8.80	$58,179,671	0.65% to 1.80%	-5.99% to -4.91%	1.46%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount	2017	2,396,070	$9.37 to $9.59	$22,710,846	0.90% to 1.80%	8.99% to 9.96%	1.60%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount	2016	2,327,966	$8.59 to $8.72	$20,148,924	0.90% to 1.80%	-5.71% to -4.87%	1.42%
IVYV - VIP Asset Strategy Subaccount	2020	7,166,368	$17.82 to $20.82	$137,616,604	0.65% to 1.70%	11.97% to 13.14%	1.97%
IVYV - VIP Asset Strategy Subaccount	2019	8,316,751	$12.88 to $18.40	$142,056,000	0.65% to 1.80%	19.62% to 20.99%	2.02%
IVYV - VIP Asset Strategy Subaccount	2018	10,485,090	$10.77 to $15.21	$149,022,711	0.65% to 1.80%	-7.12% to -6.05%	1.72%
IVYV - VIP Asset Strategy Subaccount	2017	13,095,137	$11.59 to $16.19	$199,461,749	0.65% to 1.80%	16.19% to 17.51%	1.52%
IVYV - VIP Asset Strategy Subaccount	2016	16,162,783	$9.98 to $13.78	$210,832,844	0.65% to 1.80%	-4.29% to -3.20%	0.59%
IVYV - VIP Natural Resources Subaccount	2020	4,056,338	$6.25 to $6.44	$23,702,100	0.65% to 1.70%	-13.47% to -12.56%	2.38%
IVYV - VIP Natural Resources Subaccount	2019	4,333,122	$7.15 to $7.45	$29,105,263	0.65% to 1.70%	7.63% to 8.75%	0.97%
IVYV - VIP Natural Resources Subaccount	2018	5,014,799	$6.57 to $6.92	$31,143,256	0.65% to 1.70%	-24.52% to -23.73%	0.30%
IVYV - VIP Natural Resources Subaccount	2017	6,026,437	$6.26 to $8.62	$49,327,220	0.65% to 1.80%	1.15% to 2.31%	0.13%
IVYV - VIP Natural Resources Subaccount	2016	6,441,680	$6.19 to $8.42	$51,845,201	0.65% to 1.80%	21.62% to 23.01%	0.69%
IVYV - VIP Science and Technology Subaccount	2020	2,090,769	$37.51 to $59.84	$115,765,991	0.65% to 1.80%	32.96% to 34.49%	0.00%
IVYV - VIP Science and Technology Subaccount	2019	2,475,838	$28.21 to $44.49	$102,494,850	0.65% to 1.80%	46.84% to 48.52%	0.00%
IVYV - VIP Science and Technology Subaccount	2018	2,997,438	$19.21 to $29.96	$84,066,525	0.65% to 1.80%	-6.92% to -5.85%	0.00%
IVYV - VIP Science and Technology Subaccount	2017	3,475,416	$20.64 to $31.82	$104,173,944	0.65% to 1.80%	29.79% to 31.27%	0.00%
IVYV - VIP Science and Technology Subaccount	2016	3,541,073	$15.90 to $24.24	$81,392,310	0.65% to 1.80%	-0.25% to 0.89%	0.00%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2020	25,323,073	$12.93 to $14.28	$339,859,534	0.65% to 1.70%	4.12% to 5.21%	2.21%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2019	28,327,362	$12.42 to $13.57	$363,743,294	0.65% to 1.70%	12.64% to 13.81%	2.16%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2018	32,672,683	$10.94 to $11.92	$370,918,496	0.65% to 1.80%	-7.71% to -6.65%	1.62%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2017	37,484,039	$11.86 to $12.77	$458,541,460	0.65% to 1.80%	8.63% to 9.87%	1.50%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2016	40,895,505	$10.92 to $11.62	$458,150,270	0.65% to 1.80%	4.35% to 5.54%	1.29%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	39,500,239	$13.53 to $14.94	$553,807,954	0.65% to 1.70%	4.13% to 5.22%	2.24%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	44,527,181	$12.99 to $14.20	$597,307,680	0.65% to 1.70%	14.36% to 15.55%	2.12%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	51,865,310	$11.28 to $12.29	$605,964,560	0.65% to 1.80%	-8.87% to -7.82%	1.59%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	57,988,180	$12.38 to $13.33	$739,820,419	0.65% to 1.80%	11.84% to 13.11%	1.58%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	64,372,005	$11.07 to $11.78	$730,788,110	0.65% to 1.80%	4.43% to 5.63%	1.48%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2020	35,824,937	$13.24 to $14.62	$490,492,368	0.65% to 1.70%	3.42% to 4.51%	2.09%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2019	40,202,202	$12.80 to $13.99	$530,437,585	0.65% to 1.70%	15.12% to 16.32%	1.89%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2018	46,135,218	$11.04 to $12.03	$526,823,239	0.65% to 1.80%	-10.35% to -9.32%	1.49%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2017	50,223,992	$12.31 to $13.26	$636,961,491	0.65% to 1.80%	15.58% to 16.90%	1.56%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2016	56,567,751	$10.65 to $11.35	$617,803,913	0.65% to 1.80%	3.70% to 4.89%	1.63%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2020	4,519,522	$11.16 to $11.90	$51,878,825	0.65% to 1.80%	3.79% to 4.98%	2.11%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2019	4,917,460	$10.75 to $11.34	$54,062,138	0.65% to 1.80%	12.46% to 13.74%	2.13%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2018	5,221,988	$9.56 to $9.97	$50,752,330	0.65% to 1.80%	-7.82% to -6.76%	1.64%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2017	4,959,789	$10.37 to $10.69	$52,058,201	0.65% to 1.80%	8.63% to 9.87%	1.54%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2016	4,160,177	$9.55 to $9.73	$40,010,640	0.65% to 1.80%	4.15% to 5.34%	1.54%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	7,601,082	$11.25 to $12.00	$87,830,561	0.65% to 1.80%	4.02% to 5.21%	2.15%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	8,510,603	$10.82 to $11.41	$94,085,410	0.65% to 1.80%	14.11% to 15.41%	2.08%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	9,648,841	$9.48 to $9.88	$92,933,244	0.65% to 1.80%	-9.02% to -7.98%	1.61%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	8,946,748	$10.42 to $10.74	$94,302,704	0.65% to 1.80%	11.83% to 13.10%	1.62%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	7,424,602	$9.32 to $9.50	$69,677,428	0.65% to 1.80%	4.27% to 5.46%	1.73%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2020	4,379,926	$11.09 to $11.83	$49,934,415	0.65% to 1.80%	3.31% to 4.50%	2.01%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2019	4,852,388	$10.73 to $11.32	$53,264,505	0.65% to 1.80%	14.87% to 16.18%	1.83%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2018	5,492,930	$9.34 to $9.74	$52,177,810	0.65% to 1.80%	-10.46% to -9.43%	1.54%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2017	4,535,310	$10.43 to $10.75	$47,876,327	0.65% to 1.80%	15.38% to 16.70%	1.62%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2016	3,420,042	$9.04 to $9.22	$31,153,475	0.65% to 1.80%	3.64% to 4.83%	1.76%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company
and Contract Owners of Ohio National Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in Note 6. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio
April 7, 2021

Appendix

Statements of assets and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation-Moderate Subaccount

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. Comstock Series I Subaccount

Invesco V.I. International Growth Series II Subaccount

BNY MELLON VARIABLE INVESTMENT FUND - SERVICE SHARES

Appreciation Subaccount

CALVERT VARIABLE PRODUCTS, INC.

VP S&P 500 Index Subaccount

FEDERATED HERMES INSURANCE SERIES (1)

Kaufmann Fund II Service Shares Subaccount

Managed Volatility Fund II Primary Shares Subaccount

Managed Volatility Fund II Service Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - INITIAL CLASS

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP High Income Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Allocation VIP Subaccount

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Global Trends Allocation Subaccount

Large Cap Value Subaccount

2

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST - CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES - INSTITUTIONAL SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

Janus Henderson U.S. Low Volatility Subaccount

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi-Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST - CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS I

VIF Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Core Plus Fixed Income Subaccount

VIF Growth Subaccount

VIF U.S. Real Estate Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

3

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

ON Balanced Model Subaccount

ON BlackRock Advantage Large Cap Core Subaccount

ON BlackRock Advantage Large Cap Growth Subaccount

ON BlackRock Advantage Large Cap Value Subaccount

ON BlackRock Advantage Small Cap Growth Subaccount

ON BlackRock Balanced Allocation Subaccount

ON Bond Subaccount

ON Federated High Income Bond Subaccount

ON Growth Model Subaccount

ON BlackRock Advantage International Equity Subaccount (1)

ON Janus Henderson Enterprise Subaccount

ON Janus Henderson Forty Subaccount

ON Janus Henderson Venture Subaccount

ON Moderate Growth Model Subaccount

ON Moderately Conservative Model Subaccount

ON Nasdaq-100® Index Subaccount

ON Risk Managed Balanced Subaccount

ON S&P 500® Index Subaccount

ON S&P MidCap 400® Index Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount

Global Diversified Allocation Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. - CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

WELLS FARGO VARIABLE TRUST

Discovery Subaccount

Opportunity Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to May 1, 2019 (liquidation).

OHIO NATIONAL FUND, INC.

ON Capital Appreciation Subaccount

ON ClearBridge Small Cap Subaccount

ON Equity Subaccount

ON ICON Balanced Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 27, 2019 (liquidation).

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

U.S. Equity Select Subaccount

4

Statement of operations for the period from January 1, 2020 to December 4, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 4, 2020 (liquidation) and the year ended December 31, 2019.

OHIO NATIONAL FUND, INC.

ON Conservative Model Subaccount

Statement of operations for the period from January 1, 2020 to May 29, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to May 29, 2020 (liquidation) and the year ended December 31, 2019.

OHIO NATIONAL FUND, INC.

ON Foreign Subaccount

Statement of assets and contract owners equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from December 4, 2020 (commencement of operations) to December 31, 2020.

OHIO NATIONAL FUND, INC.

ON Federated Core Plus Bond Subaccount

(1)	See the footnote to the statements of assets and contract owners' equity for the former name of the subaccount.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Financial Statements and Supplementary Information

December 31, 2020, 2019 and 2018

(With Independent Auditors’ Report Thereon)

KPMG LLP
Suite 3400
312 Walnut Street
Cincinnati, OH 45202

Independent Auditors’ Report

The Board of Directors

The Ohio National Life Insurance Company:

We have audited the accompanying financial statements of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Emphasis of Matter

As discussed in Note 3 to the financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Cincinnati, Ohio

March 26, 2021

The Ohio National Life Insurance Company

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2020 and 2019

(Dollars in thousands, except share amounts)

Admitted Assets	2020	2019
Investments:
Bonds	$5,398,199	5,382,681
Preferred stocks	7,101	5,101
Common stocks at fair value (cost $45,931 in 2020 and $42,492 in 2019)	45,414	41,721
Common stock of unconsolidated life insurance subsidiaries at statutory equity
(cost $181,082 in 2020 and 2019)	302,363	323,640
Common stocks of nonlife insurance subsidiaries at statutory equity
(cost $10,830 in 2020 and 2019)	8,979	9,049
Mortgage loans on real estate	970,773	930,632
Real estate, at cost less accumulated depreciation	24,757	25,758
Contract loans	835,945	744,593
Cash, cash equivalents and short-term investments	648,526	397,382
Receivables for securities	510	528
Derivatives	115,488	111,721
Other invested assets	489,176	251,659
Securities lending reinvested collateral assets	281,976	172,498
Receivable for collateral	1,200	26,000
Total investments	9,130,407	8,422,963
Premiums and other considerations deferred and uncollected	97,259	90,293
Accrued investment income	49,473	48,870
Current federal income tax recoverable	7,813	—
Deferred tax asset, net	111,546	121,096
Other assets	210,015	285,765
Separate Account assets	18,793,793	19,255,771
Total admitted assets	$28,400,306	28,224,758
Liabilities and Capital and Surplus
Reserves for future policy benefits:
Life policies and contracts	$6,438,887	5,884,659
Accident and health policies	26,793	27,437
Annuity and other deposit funds	658,260	663,946
Contract claims	23,562	19,593
Other policyholders’ funds:
Policyholders’ dividend accumulations	31,680	32,964
Provision for policyholders’ dividends payable in following year	101,828	109,863
Other	1,575	1,498
Current federal income taxes	—	4,072
Payable to parent, subsidiaries and affiliates	155,195	202,678
Interest maintenance reserve	19,457	20,020
Asset valuation reserve	52,098	40,774
Transfers to Separate Accounts due or accrued, net	(109,994)	(123,076)
Payable for securities	9,027	4,556
Payable for securities lending	281,976	172,498
Reinsurance funds withheld due to affiliate, net	481,935	492,467
Other liabilities	355,728	395,175
Separate Account liabilities	18,793,792	19,255,771
Total liabilities	27,321,799	27,204,895
Capital and surplus:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Surplus notes	309,851	309,775
Gross paid in and contributed surplus	283,297	283,297
Aggregate write-ins for special surplus funds	35,826	35,826
Unassigned surplus	439,533	380,965
Total capital and surplus	1,078,507	1,019,863
Total liabilities and capital and surplus	$28,400,306	28,224,758

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Operations

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Premiums and other considerations:
Life and annuity	$1,308,065	1,047,377	2,222,765
Accident and health	5,373	5,773	5,981
Total premiums and other considerations	1,313,438	1,053,150	2,228,746
Investment income:
Interest on bonds	221,515	264,249	284,323
Dividends on stocks	1,317	2,734	3,380
Dividends from subsidiaries	18,950	112,750	31,924
Interest on mortgage loans	45,344	44,104	41,426
Real estate income	2,016	1,829	1,932
Interest on contract loans	35,553	32,065	27,261
Other income	15,327	14,700	15,702
Total investment income	340,022	472,431	405,948
Less investment expenses	32,339	32,235	33,856
Net investment income	307,683	440,196	372,092
Total income	1,621,121	1,493,346	2,600,838
Death and other benefits:
Death benefits	62,313	45,566	98,072
Accident and health benefits	1,732	1,405	2,178
Annuity benefits, fund withdrawals, and other benefits to policyholders and beneficiaries	2,541,039	3,538,173	3,383,480
Total death and other benefits	2,605,084	3,585,144	3,483,730
Change in reserves for future policy benefits and other funds	611,430	639,895	669,329
Commissions	172,865	186,543	318,169
General insurance expenses	131,297	143,920	170,690
Insurance taxes, licenses, and fees	17,516	19,851	18,860
Net transfers from Separate Accounts	(2,118,476)	(3,027,908)	(2,139,023)
Total expenses	1,419,716	1,547,445	2,521,755
Income (loss) before dividends to policyholders, expense (benefit) for federal income taxes, and net realized capital (gains) losses	201,405	(54,099)	79,083
Dividends to policyholders	105,865	112,994	116,431
Income (loss) before expense (benefit) for federal income taxes and net realized capital gains (losses)	95,540	(167,093)	(37,348)
Expense (benefit) for federal income taxes	33,016	(88,213)	(9,704)
Income (loss) before net realized capital gains (losses)	62,524	(78,880)	(27,644)
Net realized capital gains (losses), net of interest maintenance reserve and income taxes	72,355	(4,935)	(27,776)
Net income (loss)	$134,879	(83,815)	(55,420)

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Common stock	Surplus notes	Gross paid in and contributed surplus	Aggregate write-ins for special purpose funds	Unassigned surplus	Total capital and surplus
Balance at December 31, 2017	$10,000	309,622	283,297	(11,532)	510,163	1,101,550
Net loss	—	—	—	—	(55,420)	(55,420)
Amortization of surplus note	—	76	—	—	—	76
Change in net unrealized capital gains	—	—	—	—	4,403	4,403
Change in net unrealized foreign exchange capital gain	—	—	—	—	(137)	(137)
Change in net deferred income tax	—	—	—	—	29,729	29,729
Change in nonadmitted assets and related items	—	—	—	—	(16,816)	(16,816)
Change in asset valuation reserve	—	—	—	—	3,420	3,420
Correction of an error, net of tax	—	—	—	—	(1,063)	(1,063)
Benefit plan adjustment	—	—	—	—	6,208	6,208
Voluntary reserve	—	—	—	7,123	—	7,123
Dividends to stockholder	—	—	—	—	(60,000)	(60,000)
Balance at December 31, 2018	10,000	309,698	283,297	(4,409)	420,487	1,019,073
Net loss	—	—	—	—	(83,815)	(83,815)
Amortization of surplus note	—	77	—	—	—	77
Change in net unrealized capital gains	—	—	—	—	41,436	41,436
Change in net unrealized foreign exchange capital gain	—	—	—	—	(1)	(1)
Change in net deferred income tax	—	—	—	—	(16,822)	(16,822)
Change in nonadmitted assets and related items	—	—	—	—	16,728	16,728
Change in asset valuation reserve	—	—	—	—	(38,352)	(38,352)
Correction of an error, net of tax	—	—	—	—	(1,446)	(1,446)
Deferred coinsurance gain	—	—	—	—	40,784	40,784
Benefit plan adjustment	—	—	—	—	(366)	(366)
Voluntary reserve	—	—	—	4,409	93,158	97,567
Segregated special surplus for the benefit of affiliate	—	—	—	35,826	(35,826)	—
Dividends to stockholder	—	—	—	—	(55,000)	(55,000)
Balance at December 31, 2019	10,000	309,775	283,297	35,826	380,965	1,019,863
Net income	—	—	—	—	134,879	134,879
Amortization of surplus note	—	76	—	—	—	76
Change in net unrealized capital gains	—	—	—	—	(44,627)	(44,627)
Change in net deferred income tax	—	—	—	—	10,885	10,885
Change in nonadmitted assets and related items	—	—	—	—	(24,770)	(24,770)
Change in asset valuation reserve	—	—	—	—	(11,323)	(11,323)
Change in reserve valuation basis	—	—	—	—	63,050	63,050
Correction of an error, net of tax	—	—	—	—	(195)	(195)
Deferred coinsurance gain	—	—	—	—	(22,921)	(22,921)
Benefit plan adjustment	—	—	—	—	(6,410)	(6,410)
Dividends to stockholder	—	—	—	—	(40,000)	(40,000)
Balance at December 31, 2020	$10,000	309,851	283,297	35,826	439,533	1,078,507

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Cash Flow

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Cash flow from operations:
Premiums, other considerations, and fund deposits	$980,931	1,087,409	1,847,775
Investment income	309,036	441,010	372,370
	1,289,967	1,528,419	2,220,145
Less:
Death and other benefits	2,198,713	3,368,750	2,614,046
Commissions, taxes, and other expenses	397,424	288,797	445,230
Dividends paid to policyholders	114,097	115,392	100,620
Net transfers from separate accounts	(2,131,558)	(3,078,812)	(2,216,518)
	578,676	694,127	943,378
Net cash provided by operations	711,291	834,292	1,276,767
Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	937,751	753,192	919,511
Stocks	—	16,952	4,851
Mortgage loans on real estate	92,223	107,996	124,424
Real estate	16	—	—
Other	29,863	3,106	2,435
Total investment proceeds	1,059,853	881,246	1,051,221
Less cost of investments acquired:
Bonds	1,011,681	1,010,788	2,016,210
Stocks	5,439	7,534	6,426
Mortgage loans on real estate	132,165	181,512	180,882
Real estate	—	382	2,546
Other	337,823	65,584	63,326
Total investments acquired	1,487,108	1,265,800	2,269,390
Less increase in contract loans	91,384	105,791	95,801
Net cash used in investing activities	(518,639)	(490,345)	(1,313,970)
Cash flow from financing and other miscellaneous sources:
Deposits on deposit-type contracts and other liabilities	169,681	119,313	122,022
Withdrawals on deposit-type contracts and other liabilities	(198,841)	(145,228)	(131,929)
Dividends to stockholder	(40,000)	(55,000)	(60,000)
Other, net	127,652	(193,080)	(8,754)
Net cash used in financing	58,492	(273,995)	(78,661)

Net increase (decrease) in cash, cash equivalents and short-term investments	251,144	69,952	(115,864)
Cash, cash equivalents and short-term investments:
Beginning of year	397,382	327,430	443,294
End of year	$648,526	397,382	327,430
Supplemental disclosures of cash flow information for non-cash transactions:
Change in securities lending collateral	$109,478	(57,807)	229,772
Funds held under fixed indexed annuity reinsurance agreement, net	(41,443)	(40,411)	482,442
Capital contribution to affiliate	—	80,000	—
Affiliate reinsurance agreements, net	—	(378,976)	—
Coinsurance reinsurance agreement	—	(1,694,934)	—
Deferred gain on coinsurance reinsurance agreements	22,921	12,061	—

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(1)	Organization and Business

Organization

The Ohio National Life Insurance Company (“ONLIC” or the “Company”) is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary; National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary; Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company; Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company; Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company; Sunrise Captive Re, LLC (“SUNR”), an Ohio authorized reinsurer; Ohio National Investments, Inc. (“ONII”), an investment advisor; Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934; and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC is a life and health (disability) insurer licensed in 49 states, the District of Columbia and Puerto Rico. The Company offered a full range of life, disability, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company announced on September 6, 2018, that it would exclusively focus on growing its life insurance and disability insurance product lines going forward. The decision followed a comprehensive strategic review of the Company’s businesses, taking into account the continuously changing regulatory landscape, the sustained low interest rate environment, and the increasing cost of doing business, as well as growth opportunities and the Company’s competitive strengths. Effective September 15, 2018, the Company no longer accepts applications for variable annuities or new retirement plans but will continue to service and support existing clients in both product lines. During the second quarter of 2020, the Company made the strategic decision to relaunch its fixed indexed annuity product.

In 2018, the Company offered certain variable annuity policyholders with the guaranteed minimum income benefit (“GMIB”) rider the opportunity to exchange that policy and associated rider for a fixed indexed annuity policy with an enhanced guaranteed lifetime withdrawal benefit (“GLWB”) rider. More than $500,000 in account value was exchanged under this program.

Additionally, in late 2018 and through March 15, 2019, the Company offered to buy-back certain variable annuity policies from policyholders with the GMIB rider. The Company paid approximately $115,000 and $58,000 related to the buy-back during 2019 and 2018, respectively, which is included in benefits and claims on the corresponding statements of operations. A second phase of the buy-back was offered in late 2020 and into 2021. The Company paid approximately $12,000 related to the buy-back in 2020, which is included in benefits and claims on the corresponding statements of operations.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

ONLIC does not have any permitted or prescribed statutory accounting practices as of December 31, 2020 and 2019. ONLIC’s wholly-owned Vermont subsidiaries have permitted accounting practices as disclosed in Note 3(c). The statutory financial statements presented represent the accounts of the Company and do not include the accounts of any of its subsidiaries.

The Company’s subsidiary, SUNR, applies a prescribed practice which values assumed guaranteed minimum death benefit (“GMDB”) and guaranteed lifetime withdrawal benefit (“GLWB”) risks on variable annuity contracts from the Company using a separate alternative reserve basis pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to the Company’s guaranteed risks changed the Company’s carrying value of SUNR, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $186,173 and ($164,187) as of December 31, 2020 and 2019, respectively. If the prescribed practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SSAP and practices prescribed by the State of Ohio are shown below:

	2020	2019
Net Income

Company state basis	$134,879	(83,815)
State prescribed practices that are an increase/(decrease) from NAIC SAP	—	—
NAIC SAP	$134,879	(83,815)

Surplus

Company state basis	$1,078,507	1,019,863
State prescribed practices that are an increase/(decrease) from NAIC SAP Subsidiary valuation - SUNR	186,173	(164,187)
NAIC SAP	$892,334	1,184,050

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes:

•	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

•	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

•	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at fair value as opposed to a component of separate account assets;

•	under GAAP, “nonadmitted” assets do not exist, while for statutory reporting nonadmitted assets are excluded from surplus (see Note 3(b) for more information regarding nonadmitted assets);

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive income and comprehensive income;

•	consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, is the primary beneficiary while for statutory, consolidation is not applicable;

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus;

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	certain assets and liabilities are reported gross of ceded reinsurance balances;

•	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

•	negative cash balances are reported as liabilities;

•	certain annuity related contracts give rise to embedded derivatives for GAAP while STAT does not recognize these embedded derivatives; and

•	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally furniture, equipment, certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest and dividends on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the interest maintenance reserve (“IMR”). Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

All securities defined as hybrid securities by the SVO are reported as bonds and are carried at amortized cost.

Preferred and Common Stocks

Preferred stocks rated by the SVO as categories 1-3 are reported at amortized cost. Those rated as categories 4-6 are reported at the lower of amortized cost or fair value.

Common stocks of unaffiliated companies are carried at fair value based on information from the SVO, and quoted market prices when information is not available from the SVO.

Investments in the Company’s wholly owned insurance subsidiaries are carried at audited statutory equity with changes in net assets, other than dividends declared, recognized as net unrealized capital gains or losses through surplus. Investments in the Company’s special purpose financial captive reinsurers are carried as follows: MONT and KENW are carried at zero due to the fact that the State of Vermont has granted a permitted practice to allow the recognition of an admitted asset related to recoverables from third party stop-loss reinsurance agreements. The investment in CMGO is carried at the amount of capital contributions made by the Company. If the value of CMGO’s surplus were to fall below the level of all capital contributions then a dollar for dollar reduction of the carrying value would occur until the investment value reached zero. The investment in SUNR is carried at the value of SUNR’s statutory surplus, adjusted for the prescribed practice described in Note 2. Investments in wholly owned noninsurance subsidiaries are carried at the value of their underlying audited GAAP basis equity, adjusted for nonadmitted assets, based on the significance of their operations beyond holding assets for the use of the Company. The Company does not record the investment in ONII, a noninsurance subsidiary, as it does not have audited GAAP financial statements for 2020, 2019 and 2018.

Management reviews its investments in subsidiary, controlled, and affiliated entities for impairment based upon the probability that the Company will be able to recover the carrying amount of the investment or if there is evidence indicating the inability of the investee to sustain earnings, which would justify the carrying amount of the investment.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Management regularly reviews its bond and stock portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are recorded at the unpaid principal balance of the loan, net of valuation allowance and unamortized discount. Management periodically reviews the portfolio for impairment and obtains updated valuations of the underlying collateral as needed. Significant changes (increase or decrease) in the net value of the collateral are adjusted through the valuation allowance; however, the net carrying value amount of the loan shall not exceed the recorded investment in the loan.

Loans in foreclosure and loans considered impaired as of the date of the statutory statement of admitted assets, liabilities, and capital and surplus are placed on nonaccrual status and written down to the estimated fair value, net of estimated selling costs, of the underlying property to derive a new cost basis. Interest received on nonaccrual status mortgage loans on real estate is included in net investment income in the period received.

Mortgage loans can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred. In response to the Coronavirus (“COVID-19”) pandemic, there was an increase in the volume of loan modifications in the Company’s mortgage portfolio. The COVID-19 related modifications were primarily in the form of principal and/or interest deferrals in accordance with the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus and in accordance with the interpretation issued by the NAIC, INT 20-03 Troubled Debt Restructuring Due to COVID-19, during the year ended December 31, 2020. Accordingly, these loans were not categorized as a TDR.

Real Estate

Real estate, occupied by the Company and held for the production of income, is generally carried at depreciated cost, net of encumbrances. Accumulated depreciation was $6,134 and $5,133 as of December 31, 2020 and 2019, respectively.

The Company occupies less than 50% of buildings held for the production of income.

Contract Loans

Contract loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company. The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity product. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. These derivative instruments are carried at estimated fair value. The realized changes in fair value are recorded in net realized capital losses, net of interest maintenance reserve and income taxes. The unrealized changes in fair value are recorded in unassigned surplus.

The Company enters into derivative transactions that meet the criteria for hedge accounting. The Company purchased a foreign currency swap that meets the criteria for hedge accounting and is accounted for consistent with the underlying hedged asset. The swap instrument is carried at estimated fair value, and changes in the estimated fair value of the swaps are recorded as unrealized capital gains or losses in unassigned surplus.

Other Invested Assets

Other invested assets primarily consist of external and inter-company surplus notes, accounted for at amortized cost for NAIC ratings 1 or 2 or the lessor of amortized cost or fair value for NAIC ratings 3 through 6, and the Company’s investment in SUNR.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. Securities lending reinvested collateral assets and the corresponding liability, payables for securities lending, are recorded on the statutory statements of admitted assets, liabilities, and capital and surplus. Income and expenses associated with securities lending transactions are reported within net investment income.

(d)	Segregated Special Surplus Fund

The Company has established a segregated special surplus fund for the benefit of SUNR, a consolidated subsidiary, in accordance with a reinsurance agreement undertaken during 2019. The assets are to be used to provide the protection to maintain SUNR’s statutory total adjusted capital at a level of at least 200% of its authorized control level risk based capital. The segregated special surplus fund is held in a custodial account. At December 31, 2020 and 2019, the required amount to be segregated was $35,826 recorded in the aggregate write-ins for special surplus funds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and the Statutory Statements of Changes in Capital and Surplus. Total value of the custodial account was $39,325 and $36,437, at December 31, 2020 and 2019, respectively, which was invested in the following:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
Cash and cash equivalents	$877	3,090
Securities available-for-sale, at fair value:
Fixed maturity securities	32,612	25,579
Mortgage loans on real estate, net	5,836	7,768
Total custodial account value	$39,325	36,437

(e)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual annuities issued in 1992 and after represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The difference between full account value and CARVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the statutory statements of admitted assets, liabilities and capital and surplus. The annual change in the difference between full account value and CARVM is reflected in the statutory statements of income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets.

Under accounting procedures prescribed by the NAIC, the Company records seed money contributed to, or withdrawn from, variable annuity separate accounts through a direct charge or credit to surplus. Seed money held in separate accounts represents the difference between separate account assets and liabilities. The change in separate account surplus, developed through seed money contributions, withdrawals, and unrealized gains and losses generated thereon, is also recorded directly to surplus without providing for federal income tax or income tax reductions. Dividend and capital gain distributions on seed money are recorded as other income in the statutory statements of income.

Premium income, benefits and expenses of the separate accounts are included in the statutory statements of income with the offset recorded in net transfers from separate accounts in the statutory statements of income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the statutory statements of income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(f)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Individual accident and health (disability) premiums are earned ratably over the terms of the related contracts or policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products and certain annuities with life contingencies, are recorded as premiums. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies and guaranteed investment contracts, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(g)	Reserves for Future Policy Benefits

Life Policies and Contracts

For traditional life policies issued prior to January 1, 2020, reserves are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality table and interest assumptions used for the majority of new policies issued was the 2017 Commissioners Standard Ordinary (“CSO”) table with an interest rate of 3.5%. With respect to in force policies, the mortality tables and interest assumptions used are primarily the 1941 CSO table with interest rates of 2.25% to 2.5%, the 1958 CSO table with interest rates of 1.75% to 4.5%, the 1980 CSO table with interest rates of 3.0% to 5.5%, the 2001 CSO table with interest rates of 3.0% to 4.0%, and the 2017 CSO table with an interest rate of 3.5%. For policies issued January 1, 2020 and after, reserves are calculated as prescribed in section 20 of the Valuation Manual (“VM-20”) using principles based reserves (“PBR”). The assumptions used in the calculations are a combination of prescribed assumptions and company experience.

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

The Company had $6,897,979 and $6,695,902 of individual life insurance in force as of December 31, 2020 and 2019, respectively, and $1,250,881 and $1,100,703 of related reserves as of December 31, 2020 and 2019, respectively, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Traditional life, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Accident and Health (Disability) Policies

The aggregate reserves for individual accident and health (disability) policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves are calculated on a two-year preliminary term basis at interest rates of 3.0% to 6.0%, using either the 1964 Commissioner’s Disability Table (policies issued prior to 1990) or the 1985 Commissioner’s Individual Disability Table A (policies issued after 1989). The disabled life reserves are calculated using either the 1985 Commissioner’s Individual Disability Table C at interest rates of 3.5% to 5.5% (claims incurred after 1989) or the 1964 Commissioner’s Disability Table at an interest rate of 3.5% (claims incurred prior to 1990). Beginning January 1, 2020, the disability reserve calculations for new policies also incorporate the 2013 Individual Disability Insurance table and its associated modifiers as required by Actuarial Guideline 50.

Annuity and Other Deposit Funds

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issued nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider. The fixed indexed annuity contracts issued beginning in 2020 do not include the GLWB rider.

Effective January 1, 2020, the Company began reserving for variable annuity policies in force under section 21 of the Valuation Manual (“VM-21”). VM-21 sets forth requirements for the valuation of PBR for variable annuity and other contracts involving certain guaranteed benefits similar to those offered with variable annuities. VM-21 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The requirement applies the principles of asset adequacy analysis directly to the risks associated with these products and guarantees. The VM-21 liability is evaluated with both company assumptions and prescribed assumptions under stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the Conditional Tail Expectation (“CTE”) 70 level of the company assumptions value plus any additional standard projection amount and is subject to a floor of cash surrender value. These guarantee reserves are included in the general account reserves. Prior to 2020, these policies were reserved under Actuarial Guideline 43 (“AG43”).

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Actuarial Guideline 35 (“AG35”) interprets the standards for the valuation of reserves for fixed indexed annuities. AG35 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The reserves for both the base policy and the rider guarantees are included in general account liabilities.

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates and various contract provisions. The average interest rate credited on these annuity policies was 2.77% for the years ended December 31, 2020, 2019 and 2018. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with CARVM.

Reserves for ordinary (individual) immediate annuities are determined primarily using the 1937 Standard Annuity Table (interest rate of 11.25%), the 1971 Individual Annuity Mortality Table (interest rate of 11.25%), the 1983 Annuity Table (interest rates of 6.25% to 11.00%), the Annuity 2000 Table (interest rates of 4.00% to 7.00%), or the IAR2012 Mortality Table (interest rates of 1.00% to 5.5%). Group immediate annuity reserves are based primarily on the 1971 Group Annuity Mortality Table (interest rates of 11% to 11.25%), the 1983 Group Annuity Mortality Table (interest rates of 6.25% to 9.25%) or the 1994 Group Annuity Mortality Table (interest rates of 1.50% to 7.00%).

(h)	Participating Business/Policyholders’ Dividends

Participating business, which refers to policies that participate in profits through policyholders’ dividends, represents 22.4% and 20.5% of the Company’s ordinary life insurance in force at December 31, 2020 and 2019, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholders’ funds in the statutory statements of admitted assets, liabilities and capital and surplus. The policyholder dividends incurred are recorded in dividends to policyholders in the statutory statements of income.

Policyholder dividends are approved annually by the Company’s board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company.

(i)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit related losses on bonds, including corporate debt securities, preferred stocks, derivative instruments, net of reinsurance, and mortgages. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The IMR minimizes the statutory statements of income impact of interest rates related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related other-than-temporary impairment losses are recorded through the AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

(j)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or those that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, reserves for future policy benefits, and liabilities for contract claims are stated net of reinsurance. Premiums, benefits and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

(k)	Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts. The Company had outstanding deposit contracts of $395,000 and $350,000 as of December 31, 2020 and 2019, respectively, which are included in annuity and other deposit funds on the statutory statements of admitted assets, liabilities, and capital and surplus. The Company uses the deposits for the purpose of additional spread income.

FHLB capital stock is included in common stocks at fair value on the statutory statements of admitted assets, liabilities and capital and surplus. FHLB capital stock purchased at December 31 is indicated in the table below and is only in the general account:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
Membership stock - Class B	$30,000	30,000
Activity stock	13,552	11,552
Total	$43,552	41,552
Actual or estimated borrowing capacity as determined by the insurer	$451,743	577,615

Membership stock eligible and not eligible for redemption at December 31, 2020 is as follows:

Membership stock	Current year total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class B	$30,000	30,000	—	—	—	—

Total collateral pledged to FHLB as of December 31 is indicated in the table below and is only in the general account.

	2020	2019
Total collateral pledged:
Fair value	$471,603	394,748
Carrying value	445,609	380,273
Total borrowing	395,000	350,000

The maximum amount pledged as of December 31 is as follows:

	2020	2019
Maximum amount pledged:
Fair value	$533,387	400,134
Carrying value	503,794	400,032
Total borrowing	450,000	350,000

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Borrowing from FHLB as of December 31 is indicated in the table below and is only in the general account.

2020	General account	Funding agreements reserves established
Funding agreements	$395,000	395,000

2019
Funding agreements	$350,000	350,000

The maximum amount available during the reporting period ended December 31, 2020 is $450,000 and is only applicable to the general account.

The Company has no prepayment obligations under debt, funding agreements or other agreements.

(l)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported on the statutory statements of operations as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within capital and surplus. Limitations of deferred income taxes are recorded in the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act includes, among other items, measures concerning income tax, payroll tax credits, and loan programs. The CARES Act permits net operating loss (“NOL”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to generate a refund of previously paid income taxes. The Company does not anticipate the NOL changes to impact income taxes. The Company did not participate in any of the CARES payroll tax credits or loan programs.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred, and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

(n)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s statutory financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(o)	Equity and Undistributed Income of Subsidiaries

Dividends received by the Company from its affiliates are recognized in investment income provided that the dividend is not in excess of undistributed accumulated earnings.

(p)	New Accounting Standards

In May 2020, the NAIC adopted revisions to disclosures for SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which is effective as of December 31, 2020 and applied on a prospective basis. These revisions did not have an impact on the Company’s statutory financial statements; however, the new disclosures were included in Schedule 4.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

In July 2020, the NAIC issued revisions to SSAP No. 32R, Preferred Stock. These revisions update the definitions, measurement and impairment guidance for all preferred stock. With adoption of SSAP No. 32R, all perpetual preferred stock is to be valued at fair value, not to exceed any currently effective call price. This guidance is effective January 1, 2021. Management does not expect that this guidance will have a material impact on its statutory financial statements.

In July 2020, the NAIC issued revisions to SSAP No. 86, Financing Derivatives. These revisions ensure reporting consistency in that derivatives are reported "gross," i.e., without the inclusion of financing components. Additionally, amounts owed to/from the reporting entity from the acquisition or writing of derivatives shall be separately reflected. This guidance is effective January 1, 2021. Management does not expect that this guidance will have a material impact on its statutory financial statements.

In July 2020, the NAIC issued revisions to SSAP No.26R, Bonds. These revisions are effective as of January 1, 2021 and clarify that the accounting and reporting of investment income and capital gains/loss, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. The Company is in the process of assessing the impact of this standard on its statutory financial statements.

In November of 2018, the NAIC issued SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, effective January 1, 2020. This guidance establishes statutory accounting principles to address certain, limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. Eligibility for the special accounting provision within this standard is strictly limited to variable annuity contracts and other contracts involving certain guaranteed benefits similar to those offered with variable annuities that are reserved for in accordance with Valuation Manual 21: Requirements for Principal-Based Reserves for Variable Annuities. The adoption of this guidance did not impact the Company’s statutory financial statements.

(q)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2021, the date the statutory financial statements were available to be issued.

The Company has paid approximately $24,000 related to the buy-back program mentioned in Note 1 for the year 2021 through March 26, 2021

On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021.

ONMH entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off ONMH’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation has committed a $500 million capital infusion into ONMH over a four-year period following the closing of the transaction.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 14% and 13% of total individual annuity reserves as of December 31, 2020 and 2019, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to, requiring collateral to support ceded reserves, and following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Cyber Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber risk. Multiple layers of security controls provide redundancy in the event a security control fails or a vulnerability is exploited. Despite these efforts, there is still a risk a cyber incident could happen.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers and derivative counterparties, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts, which offer guaranteed benefit riders as well as fixed indexed annuity contracts. Losses in the equity market could result in declines in separate account assets and assets under management, which could affect investment management fees revenue.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, effective July 1, 2019, the Company has reinsured the majority of the block of business with a third party under a coinsurance agreement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

Coronavirus (“COVID-19”) Risk is the potential risk the Company is exposed to with the ongoing COVID-19 pandemic. Depending on the scope, severity and duration of the crisis, the Company could experience potential disruptions to business operations resulting from quarantines of employees, policyholders, or its distribution. Further, new and potentially unforeseen risks beyond those described above may arise as a result of the COVID-19 pandemic and the actions taken by governmental and regulatory authorities to mitigate its impact. Even after the crisis subsides, it is possible that the U.S. and other major economies will experience a prolonged recession or a prolonged economic recovery, in which event the Company’s businesses, results of operations and financial condition could be materially and adversely affected. Deterioration of economic conditions, geopolitical tensions or weakening in global capital markets may materially affect the Company’s businesses, results of operations, financial condition and liquidity.

The Company has business continuity plans in place to attempt to mitigate the risk posed to business operations by disruptive incidents such as these. The Company is continuing to evaluate the potential long-term impact of the crisis to its operations and financial condition.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the statutory statements of admitted assets, liabilities, and capital and surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents and short-term investments, separate account assets and exchange traded derivatives.

•	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, and private placement securities, other invested assets, derivatives, common stocks, securities lending reinvested collateral and cash equivalent securities.

•	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, common stocks, other invested assets and derivative securities.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2020
Assets:
Investments:
Bonds	$—	178	—	178
Common stocks	—	43,695	1,719	45,414
Cash, cash equivalents and short-term investments	647,649	877	—	648,526
Derivatives	—	115,488	—	115,488
Other invested assets	—	—	5,557	5,557
Securities lending reinvested collateral assets	—	281,976	—	281,976
Other assets:
Separate account assets	18,793,793	—	—	18,793,793
Total assets	$19,441,442	442,214	7,276	19,890,932

Liabilities:
Other liabilities:
Derivatives	$3,866	33,416	—	37,282
Total liabilities	$3,866	33,416	—	37,282

	Level 1	Level 2	Level 3	Total
2019
Assets:
Investments:
Bonds	$—	278	—	278
Common stocks	—	41,721	—	41,721
Cash, cash equivalents and short-term investments	359,332	38,067	—	397,399
Derivatives	98	111,623	—	111,721
Securities lending reinvested collateral assets	—	172,498	—	172,498
Other assets:
Separate account assets	19,255,771	—	—	19,255,771
Total assets	$19,615,201	364,187	—	19,979,388

Liabilities:
Other liabilities:
Derivatives	$2,143	56,756	—	58,899
Total liabilities	$2,143	56,756	—	58,899

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

			Fair value hierarchy level
2020	Carrying amount	NAIC estimated fair value	Level 1	Level 2	Level 3
Assets:
Investments:
Bonds	$5,398,199	5,867,959	10,640	5,660,532	196,787
Preferred stocks	7,101	8,033	—	8,033	—
Common stocks, other than investments in affiliates	45,414	45,414	—	43,695	1,719
Mortgage loans on real estate	970,773	1,019,181	—	—	1,019,181
Contract loans	835,945	976,803	—	—	976,803
Cash, cash equivalents and short-term investments	648,526	648,526	647,649	877	—
Derivatives	115,488	115,488	—	115,488	—
Other invested assets	489,176	501,282	—	153,005	348,277
Securities lending reinvested collateral assets	281,976	281,979	—	281,979	—
Other assets:
Separate account assets	18,793,793	18,793,793	18,793,793	—	—
Liabilities:
Guaranteed investment contracts	$509,350	496,834	—	496,834	—
Individual deferred annuities	580,634	571,575	—	571,575	—
Immediate and other annuity deposits	1,474,565	1,206,221	—	1,206,221	—
Other policyholder funds	133,508	133,508	133,508	—	—
Derivatives	37,282	37,282	3,866	33,416	—
Separate account liabilities	18,793,792	18,793,792	18,793,792	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

			Fair value hierarchy level
2019	Carrying amount	NAIC estimated fair value	Level 1	Level 2	Level 3
Assets:
Investments:
Bonds	$5,382,681	5,654,920	10,568	5,590,437	53,915
Preferred stocks	5,101	5,759	—	5,759	—
Common stocks, other than investments in affiliates	41,721	41,721	—	41,721	—
Mortgage loans on real estate	930,632	956,016	—	—	956,016
Contract loans	744,593	829,205	—	—	829,205
Cash, cash equivalents and short-term investments	397,382	397,399	265,649	38,067	—
Derivatives	111,721	111,721	98	111,623	—
Other invested assets	251,659	257,288	—	85,986	171,302
Securities lending reinvested collateral assets	172,498	172,503	—	172,503	—
Other assets:
Separate account assets	19,255,771	19,255,771	19,255,771	—	—
Liabilities:
Guaranteed investment contracts	$511,969	497,711	—	497,711	—
Individual deferred annuities	629,201	625,599	—	625,599	—
Immediate and other annuity deposits	1,398,661	1,388,538	—	1,388,538	—
Other policyholder funds	142,827	142,827	142,827	—	—
Derivatives	58,899	58,899	2,143	56,756	—
Separate account liabilities	19,255,771	19,255,771	19,255,771	—	—

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, Fair Value Measurements, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments and policy reserves listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO, where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances, the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

Preferred stocks – The estimated fair values of preferred stocks are determined from market prices published by the SVO. The Company has classified these fair values as Level 2 as they are priced using market observable inputs.

Common stocks – The Company’s primary common stock holding is FHLB stock, which is carried at par and approximates fair value. The FHLB stock is not traded on an active market and is classified as a Level 2 asset.

In some instances, common stocks are being carried based on valuation metrics obtained from a third party valuation report. These common stocks are classified as Level 3 assets.

Common stocks of unaffiliated companies are carried at fair value based on information from the SVO or quoted market prices when fair market values are not available from the SVO. The Company has classified these other common stock fair values as Level 2 as they are priced using market observable inputs.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash and cash equivalents are comprised of money market funds, bank deposits, and commercial paper.

Short-term investments are considered Level 2 since they are short-term, highly liquid investments that are not traded on an active market but are both a) readily convertible to known amounts of cash, and b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. These short-term investments are recorded at carrying value, which approximates fair value since they are so close to maturity.

Derivatives – The Company enters into long-term investments comprised of equity futures, currency futures, equity index put options, equity index call options, equity swaps and interest rate swaptions to economically hedge liabilities embedded in certain variable annuity and fixed indexed annuity products. The equity futures and currency futures are exchange traded derivatives, and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. These derivative assets are classified as Level 2 assets.

Securities lending reinvested collateral assets – Securities lending reinvested collateral is considered Level 2 for the purposes of fair value classification since they are short-term money market funds that are only available to securities lending customers and are not traded on an active market.

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the statutory statement of admitted assets, liabilities, and capital and surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since certain significant inputs, such as credit rating, are internal.

Contract loans – The fair value of policy loans is estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Other invested assets – The Company’s other invested assets include an affiliated surplus note. The fair value of the affiliated surplus note is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The Company has classified the fair value generally as Level 2 since the valuation inputs are based on market observable information.

Included in other invested assets are unaffiliated surplus notes. Estimated fair values for these are determined from market prices published by the SVO. The Company has classified these fair values as Level 2 since the valuation inputs are based on market observable information.

The carrying amount reported in the statutory financial statements of unaffiliated joint ventures or partnership interests is based on valuation metrics obtained from a third party valuation report. These unaffiliated joint ventures or partnership interests are classified as Level 3 assets.

The carrying amount reported in the statutory financial statements of the Company’s investment in SUNR, an affiliated subsidiary, was $342,720 and $171,302 at December 31, 2020 and 2019, respectively. This amount is included in other invested assets, and the Company has classified the fair value as Level 3 since the valuation inputs are not based on market observable information.

Deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The Company has classified these fair values as Level 2 since the inputs are market observable.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the statutory financial statements for these instruments approximates their estimated fair value. The Company has classified these amounts as Level 1 since these amounts can be converted to cash by the policyholder.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

Assets	Common Stocks	Other Invested Assets	Total Assets

December 31, 2019	$—	—	—

Net investment gains/(losses):
In earnings (realized and unrealized)	—	(1,258)	(1,258)
Unrealized in surplus	280	—	280

Purchases	1,439	2,030	3,469
Settlements	—	(572)	(572)
Transfers into Level 3	—	5,357	5,357

December 31, 2020	$1,719	5,557	7,276

Change in unrealized gains (losses):
Still held at December 31:
2019	$—	—	—
2020	$—	—	—

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the market observability of valuation inputs that are significant to the fair value measurement.

During the year ended December 31, 2020, the Company transferred investments in limited partnerships totaling $5,357 into Level 3 from Level 2 as a result of lack of visibility to observe inputs to price. The Company had no transfers between levels in 2019 or 2018.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Common Stock of Subsidiaries

Common stock of unconsolidated non-life insurance subsidiaries at statutory equity recorded in the statutory statement of admitted assets, liabilities, and capital and surplus consists of the statutory equity of ONEQ and ONESCO. At December 31, 2020 and 2019, no non-life insurance subsidiary’s common stock exceeded 10% of the Company’s admitted assets.

Description of SCA Investment	12/31/2019 Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub 1 or Sub 2)	NAIC Response Received (Yes/No)	NAIC Valuation (Amount)	NAIC Disallowed Valuation Method (Yes/No)
ONEQ	$1,346	6/30/2020	Sub 2	Yes	1,346	No
ONESCO	7,703	6/30/2020	Sub 2	Yes	7,703	No

Common stock of unconsolidated life insurance subsidiaries at statutory equity recorded in the statutory statement of admitted assets, liabilities, and capital and surplus consists of the statutory equity of ONLAC, NSLAC, and SUNR. Investments in the Company’s special purpose financial captive reinsurers are carried differently. MONT and KENW are carried at zero due to the fact that the State of Vermont has allowed the recognition of an admitted asset related to recoverables from third party stop-loss reinsurance agreements. The investment in CMGO is carried at the amount of capital contributions made by the Company. If the value of CMGO’s surplus were to fall below the level of all capital contributions, then a dollar for dollar reduction of the carrying value would occur until the investment value reached zero. At December 31, 2020 and 2019, none of the Company’s unconsolidated life insurance subsidiaries’ common stock exceeded 10% of the Company’s admitted assets.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Bonds and Stocks

Bonds and Stocks by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds and stocks at December 31 are as follows:

	2020
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value*	gains	losses	fair value
Bonds:
U.S. government	$74,927	5,033	(60)	79,900
States, territories and possessions	771,358	53,372	(410)	824,320
Political subdivisions of states	7,335	614	—	7,949
Special revenue and assessment	325,044	21,616	—	346,660
Industrial and miscellaneous	4,216,535	400,558	(11,314)	4,605,779
Hybrid securities	3,000	351	—	3,351
Total bonds	$5,398,199	481,544	(11,784)	5,867,959
Preferred stocks	$7,101	932	—	8,033
Common stocks	$45,931	299	(816)	45,414

*	Represents cost for Common stocks

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2019
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value*	gains	losses	fair value
Bonds:
U.S. government	$92,570	4,108	(115)	96,563
States, territories and possessions	564,504	23,397	(1,969)	585,932
Political subdivisions of states	7,605	410	—	8,015
Special revenue and assessment	389,967	15,398	(527)	404,838
Industrial and miscellaneous	4,325,035	238,416	(7,117)	4,556,334
Hybrid securities	3,000	238	—	3,238
Total bonds	$5,382,681	281,967	(9,728)	5,654,920
Preferred stocks	$5,101	658	—	5,759
Common stocks	$42,492	19	(790)	41,721

*	Represents cost for Common stocks

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Investments with an amortized cost of $8,435 and $8,574 were on deposit with various regulatory agencies as required by law as of December 31, 2020 and 2019, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

		NAIC
	Carrying	estimated
	value	fair value
Due in one year or less	$478,015	519,613
Due after one year through five years	1,797,550	1,953,976
Due after five years through ten years	1,558,419	1,694,035
Due after ten years	1,564,215	1,700,335
Total	$5,398,199	5,867,959

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Continuous Gross Unrealized Losses for Bonds and Stocks

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) and preferred and common stocks in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses
2020
Bonds:
U.S. government	$4,518	(52)	1,131	(8)	5,649	(60)
States, territories and possessions	14,052	(77)	2,667	(333)	16,719	(410)
Industrial and miscellaneous	288,678	(9,662)	42,349	(1,652)	331,027	(11,314)

Total bonds	307,248	(9,791)	46,147	(1,993)	353,395	(11,784)

Preferred and common stocks	–	–	115	(816)	115	(816)
Total	$307,248	(9,791)	46,262	(2,809)	353,510	(12,600)

2019
Bonds:
U.S. government	$14,660	(57)	2,178	(58)	16,838	(115)
States, territories and possessions	115,741	(1,677)	2,708	(292)	118,449	(1,969)
Special revenue and assessment	34,669	(233)	21,621	(294)	56,290	(527)
Industrial and miscellaneous	301,704	(3,224)	75,955	(3,893)	377,659	(7,117)

Total bonds	466,774	(5,191)	102,462	(4,537)	569,236	(9,728)

Preferred and common stocks	–	–	141	(790)	141	(790)
Total	$466,774	(5,191)	102,603	(5,327)	569,377	(10,518)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The tables below summarize the bonds by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than	12 months
	12 months	or longer	Total
2020
99.9%-80%:
U.S. government	$(52)	(8)	(60)
States, territories and possessions	(77)	(333)	(410)
Industrial and miscellaneous	(9,662)	(1,652)	(11,314)
Total	$(9,791)	(1,993)	(11,784)

2019
99.9%-80%:
U.S. government	$(57)	(58)	(115)
States, territories and possessions	(1,677)	(292)	(1,969)
Special revenue and assessment	(233)	(294)	(527)
Industrial and miscellaneous	(3,224)	(2,352)	(5,576)
Below 80%:
Industrial and miscellaneous	—	(1,541)	(1,541)
Total	$(5,191)	(4,537)	(9,728)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other-than-temporarily impaired (“OTTI”). Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity investments, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

For bonds that are OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the statutory statements of admitted assets, liabilities, and capital and surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

As of December 31, 2020, investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position, had a fair value of $176,258. Loan-backed and structured securities in an unrealized loss position for less than 12 months had a fair value of $144,231 and unrealized losses of $4,158. Loan-backed and structured securities in an unrealized loss position for greater than 12 months had a fair value of $32,027 and unrealized losses of $1,007. These loan-backed and structured securities were primarily categorized as industrial and miscellaneous.

Current Year Evaluation

The Company has concluded that securities in an unrealized loss position as of December 31, 2020 and 2019 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost and for equity investments, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2019 to December 31, 2020 due to wider credit spreads on certain bond holdings in the energy and airline industries that were negatively affected by the recession caused by the COVID-19 crisis. No write-downs were deemed necessary for these securities as prices are expected to increase as the economy continues its recovery. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Mortgage Loans

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of the commercial mortgage loan portfolio as of December 31, 2020 and 2019 were $970,773 and $930,632, respectively.

The minimum and maximum gross lending rates for commercial mortgage loans for the years ended December 31 were:

	2020	2019
Minimum	3.0%	3.8%
Maximum	4.1%	5.1%

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 15.5% of the total portfolio as of December 31, 2020 or 2019.

The states that exceed 10% of the total loan portfolio were as follows as of December 31:

	2020	2019
Texas	$150,068	113,405
Ohio	123,837	137,753
California	120,926	117,533

Portfolio Analysis

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table summarizes the commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
	Greater than	1.8x to	1.5x to	1.2x to	1.0x to	Less than
LTV	2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Total
2020
0% - 50%	$187,912	89,963	95,291	97,236	49,608	8,331	528,341
50% - 60%	26,252	11,054	47,070	42,467	26,283	—	153,126
60% - 70%	3,095	—	55,571	68,645	16,676	—	143,987
70% - 80%	—	—	—	56,158	11,959	5,461	73,578
80% and greater	—	—	5,343	33,939	25,665	6,794	71,741
Total	$217,259	101,017	203,275	298,445	130,191	20,586	970,773

2019
0% - 50%	$188,656	47,845	103,410	98,764	43,610	4,064	486,349
50% - 60%	30,622	11,576	69,841	60,525	33,348	843	206,755
60% - 70%	—	—	20,387	106,108	10,340	3,002	139,837
70% - 80%	—	—	3,899	21,224	23,648	4,078	52,849
80% and greater	—	—	—	4,922	15,458	24,462	44,842
Total	$219,278	59,421	197,537	291,543	126,404	36,449	930,632

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. The Company’s corporate policy directs that the LTV on new mortgages not exceed 75% for standard mortgages. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75% in 2020 and 2019.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2020	$—	—	—	—	970,773	970,773	—

2019	$—	—	—	—	930,632	930,632	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2020 or 2019. There were no mortgage loan write-downs in 2020, 2019 or 2018. The Company did not have an allowance for credit losses at December 31, 2020 or 2019.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the statutory statements of admitted assets, liabilities, and capital and surplus date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2020 or 2019.

The Company did not have any significant troubled debt restructurings of mortgage loans during 2020, 2019 or 2018.

The Company had no recorded investments in, or unpaid principal balance of, impaired commercial loans at December 31, 2020 or 2019.

No mortgages were sold to ONFS in 2020, 2019 or 2018.

The Company has a mortgage loan receivable from ONFS of $21,675 and $22,482 as of December 31, 2020 and 2019, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Securities Lending

As of December 31, 2020 and 2019, the Company received $281,976 and $172,498, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in securities lending reinvested collateral assets in the statutory statements of admitted assets, liabilities, and capital and surplus with a corresponding liability of payable for securities lending to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2020 and 2019. The estimated fair value of loaned securities was $276,706 and $168,640 as of December 31, 2020 and 2019, respectively.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities.”

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
	2020	2019	2020	2019	2020	2019
Bonds	$2	2	1,429	1,848	1,433	1,858

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2020
Bonds	$(6,442)	10	(6,432)
Common stocks	—	(22,140)	(22,140)
Real estate	16	—	16
Derivative instruments	80,652	(24,079)	56,573
Other	(383)	1,582	1,199
Total	73,843	(44,627)	29,216
Less amount credited to interest maintenance reserve	3,519	—	3,519
Net (losses) gains before tax	70,324	(44,627)	25,697
Taxes on investment losses/gains	2,031	6,345	8,376
Admitted deferred tax asset	—	(6,345)	(6,345)
Net (losses) gains after tax	$72,355	(44,627)	27,728

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2019
Bonds[1]	$129,862	(3)	129,859
Common stocks	1,244	(29,687)	(28,443)
Derivative instruments	(5,333)	36,651	31,318
Other	(202)	34,475	34,273
Total	125,571	41,436	167,007
Less amount credited to interest maintenance reserve[2]	132,388	—	132,388
Net (losses) gains before tax	(6,817)	41,436	34,619
Taxes on investment losses/gains	1,882	(9,428)	(7,546)
Admitted deferred tax asset	—	9,428	9,428
Net (losses) gains after tax	$(4,935)	41,436	36,501

[1]	Included in this amount are impacts from the BOLI SPDA reinsurance treaty discussed in Note 13.
[2]	Included in this amount are impacts from the BOLI SPDA reinsurance treaty discussed in Note 13.

$109,964 became a component of the initial deferred gain for this reinsurance treaty.

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2018
Bonds	$1,531	(2,778)	(1,247)
Common stocks	691	2,223	2,914
Derivative instruments	(27,485)	5,376	(22,109)
Other	(641)	(555)	(1,196)
Total	(25,904)	4,266	(21,638)
Less amount credited to interest maintenance reserve	1,218	—	1,218
Net (losses) gains before tax	(27,122)	4,266	(22,856)
Taxes on investment losses/gains	(654)	(2,643)	(3,297)
Admitted deferred tax asset	—	2,643	2,643
Net (losses) gains after tax	$(27,776)	4,266	(23,510)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Realized capital losses on investments, as shown in the tables above, include write-downs for OTTI of $7,336, $2,810 and $1,552 for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, securities with a carrying value of $31,513 which had a cumulative write-down of $10,957 due to OTTI, remained in the Company’s investment portfolio.

Included in the write-downs for OTTI are write-downs for OTTI on loan-backed and structured securities of $633, $192 and $1,552 for 2020, 2019 and 2018, respectively. The table below lists each security that recognized OTTI impairment in 2020 due to the fact that the present value of the cash flows expected to be collected was less than the amortized cost basis of the securities:

	Book/Adjusted					Date of
	Carrying Value		Recognized			Financial
	Amortized Cost		OTTI in	Amortized		Statement
	Before Current	Projected	Current	Cost After	Fair	When
CUSIP	Period OTTI	Cash Flows	Period	OTTI	Value	Reported
12489WGE8	$793	585	208	585	776	3/31/2020
759950CU0	3,890	3,709	181	3,709	3,877	3/31/2020
92922FJJ8	361	208	154	208	347	3/31/2020
12699GC82	756	666	90	666	730	6/30/2020
Total	$5,800	5,168	633	5,168	5,730

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2020, 2019 and 2018 were $736,779, $954,114 and $662,441, respectively. Gross gains of $6,238, $139,017 and $4,970 and gross losses of $5,130, $6,218 and $2,564 were realized on those transactions in 2020, 2019 and 2018, respectively.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, equity swaps and interest rate swaptions to economically hedge liabilities embedded in certain variable annuity products, such as the GMAB, GMWB, GMIB and GLWB, and in fixed indexed annuity products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables summarize the carrying value and notional amounts of the Company’s derivative financial instruments as of December 31:

	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	value*	amount	value**	amount
2020
Currency futures	$—	—	3,866	262,631
Equity puts	40,813	1,901,467	33,416	578,983
Equity index call options	47,729	1,777,225	—	—
Currency swap	440	9,038	—	—
Swaption	26,506	3,600,000	—	—

Total	$115,488	7,287,730	37,282	841,614

2019
Currency futures	$98	53,739	2,143	215,305
Equity puts	9	5,312	56,756	1,587,313
Equity index call options	50,225	1,827,082	—	—
Equity swap	—	—	—	—
Currency swap	1,177	9,038	—	—
Swaption	60,212	2,600,000	—	—

Total	$111,721	4,495,171	58,899	1,802,618

*	Included in derivatives

**	Included in other liabilities

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records.

See note 13 for additional details related to credit risks associated with reinsurance agreements.

For equity futures and currency futures, cash or an acceptable security is posted to the margin account whenever the Company has open derivatives positions to meet the initial margin maintenance requirement. Additional cash or securities are posted to the account if the margin balance is less than the maintenance margin requirement due to market movements. Conversely, the Company can request funds back if the Company has a margin surplus greater than the maintenance requirement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(8)	Deferred and Uncollected Life Insurance Premiums

Deferred and uncollected life insurance premiums are included in premiums and other considerations deferred and uncollected in the Company’s statutory statements of admitted assets, liabilities, and capital and surplus. The table below summarizes these deferred and uncollected life insurance premiums, gross and net of loading for the years ended December 31:

	2020		2019
		Net of		Net of
	Gross	loading	Gross	loading
Ordinary new business	$10,891	1,506	15,503	2,831
Ordinary renewal	125,388	95,753	114,399	87,462
Total	$136,279	97,259	129,902	90,293

(9)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable individual annuities and variable group annuities.

In accordance with the State of Ohio procedures on approving items within the separate account, the separate account classification of the product is supported by the Ohio Statute 3907.15.

As of December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $18,793,793 and $19,255,771, respectively. The assets legally insulated from the general account as of December 31, are attributed to the following:

	2020	2019
Variable individual annuities	$18,132,839	18,406,791
Variable group annuities	622,728	815,371
Variable immediate annuities	38,226	33,609
Total	$18,793,793	19,255,771

At December 31, 2020 and 2019, there were no separate account securities lending arrangements.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.)

As of December 31, 2020 and 2019, the general account of the Company had a maximum guarantee for separate account liabilities of $1,333 and $1,610, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk charges
2020	$223,002
2019	230,543
2018	248,184
2017	244,227
2016	230,772

As of December 31, 2020, 2019 and 2018, the general account of the Company had paid $115,542, $102,471 and $68,604, respectively, towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2020	2019	2018
Premiums, considerations or deposits at year end	$147,147	155,907	712,604

	2020	2019
Reserves at year end for accounts with assets at:
Market value	$18,505,534	18,976,270
Amortized cost	178,264	156,425
Total reserves	$18,683,798	19,132,695
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	18,645,088	19,098,968
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	18,645,088	19,098,968
Not subject to discretionary withdrawal	38,710	33,727
Total reserves	$18,683,798	19,132,695

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2020	2019	2018
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$147,530	155,883	713,299
Transfers from separate accounts	2,265,624	3,183,815	2,851,627
Net transfers from separate accounts before reconciling adjustments	(2,118,094)	(3,027,932)	(2,138,328)
Reconciling adjustments:
Processing income	(382)	24	(695)
Other net	—	—	—
Net transfers from separate accounts	$(2,118,476)	(3,027,908)	(2,139,023)

(10)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for life policies and contracts, accident and health (disability) policies, and annuity and other deposit funds including riders.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs. The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

Variable Annuity Riders

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that, upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. This means that the contract value could be significantly less than the guaranteed income base, but it might not provide any benefit to the policyholder or any cost to the Company. In addition, some policyholders may not be willing to give up access to their contract value that occurs with annuitization under the rider. Effective May 1, 2010, the Company discontinued offering the GMIB rider.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company's GMIB and GMDB riders issued prior to April 1, 2008 are reinsured with a non-affiliated reinsurer up to a certain level of coverage. The Company has reinsurance agreements in place with an affiliate for reinsurance coverage on the amounts in excess of the underlying non-affiliated reinsurance which has a $135 million deductible that must be covered by the Company before coverage is provided by the affiliate. The Company established a voluntary reserve using the AG43 stochastic computation ("CTE98") for this deductible portion.

The voluntary reserve is the difference between the stochastic CTE98 reserve for the deductible less the implicit reserve for the deductible in the reported reserve prior to adding the CTE98 reserve for the deductible. As of December 31, 2018, the implicit reserve for the deductible was $0 using the standard scenario reserve prior to increasing the deductible reserve to $99,150 using CTE98. The voluntary reserve was initially set up at December 31, 2011 with a balance of $93,158, which was recorded as a direct reduction to unassigned surplus. Effective April 1, 2019, the Company has reinsured all amounts in excess of the non-affiliated reinsurance to an affiliate, SUNR; therefore this voluntary reserve has been released.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first fifteen years of the contract; if the policyholder’s account value goes to zero subsequent to the fifteen year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the ten year treasury rate from the preceding ninety calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments, and it is increased by the amount of future purchase payments. It increases (roll-up) by up to 8% simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

The GLWB may also contain a step-up feature which preserves potential market gain by ratcheting up to the contract value, if higher, on each anniversary. If the contract has both a roll-up and step-up feature, the GLWB base will be the greater of: 1) the GLWB base on the previous anniversary plus any additional purchase payments; 2) the step-up base; or 3) the roll-up base.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year, subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to 200% of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base, and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The GLWB riders issued beginning January 1, 2011, are offered by the Company in both single-life and joint-life versions. In conjunction with the second generation GLWB riders, the Company also began selling new death benefit riders in both single life and joint life versions.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above, except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables summarize the net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2020
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$115	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$1,518	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$22	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$3,522	—	—	—

Total
Net amount at risk [1]	$5,177	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

	2019
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$28	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$1,019	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$340	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$223	—	—	—

Total
Net amount at risk [1]	$1,610	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models, and/or have other investment restrictions. Net amount at risk represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2020, 2019 or 2018.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2020	2019
Bond	$5,023,892	5,128,733
Equity	12,537,342	12,586,572
Money market	571,538	691,507
Total	$18,132,772	18,406,812

The reserves on guaranteed riders are held in the general accounts, and there are no guaranteed separate accounts.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Fixed Indexed Annuity Riders

GLWB Riders

Certain fixed indexed annuity contracts include a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. There are two versions of GLWB rider offered: a single life GLWB with the annuitant as the covered person, and a joint life GLWB with the annuitant and the annuitant’s spouse as the covered persons.

The rider provides for a guaranteed payment of the maximum allowable withdrawal (MAW) each index year during the lifetime withdrawal period. Such guaranteed withdrawals may start any time after the annuitant/youngest covered spouse reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant/youngest covered spouse attains a higher age band before the guarantee is elected.

At the policy’s initial sweep date, the GLWB base is set at the amount of the purchase payments. After the initial sweep date, the GLWB base will be the greater of the step-up GLWB base and the annual credit GLWB base. On each anniversary of the initial sweep date, except under excess withdrawal, the step-up GLWB base is equal to the greater of the GLWB base on the prior day, and the then current contract value, after deducting any applicable charges for the contract and credited interest. The annual credit base is the GLWB base just prior to the index year processing, plus the annual credit calculation base just prior to index processing, multiplied by an index or bonus credit rate. Upon a step-up, the annual credit calculation base will reset to the contract value at the time of step-up.

For the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018, in the state of California, the Company offered an exchange program, which provided certain variable annuity policyholders with a GMIB rider the opportunity to exchange the policy and associated rider for a fixed indexed annuity policy with an enhanced GLWB rider. The notable difference of the enhanced GLWB rider is the calculation of the initial GLWB benefit base. At the policy’s initial sweep date, the GLWB base is set to equal the contract value on the sweep date multiplied by the GLWB enhancement percentage, which is set based on the ratio of GMIB benefit base to account value at the time of exchange. After the initial sweep date, the GLWB base will be the greater of the step-up GLWB base and the annual credit GLWB base.

The total account value, net of reinsurance, of the fixed indexed annuities was over $575,000 as of December 31, 2020 and 2019. The account value, net of reinsurance, specific to the GLWB riders was over $70,000 as of December 31, 2020 and 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(11)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2020:

Individual Annuities

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,149,464	—	1,149,464	4.8%
At book value less surrender charge	8,403	—	8,403	0.0%
At fair value*	—	18,022,674	18,022,674	75.3%
Total with adjustment or at market value	1,157,867	18,022,674	19,180,541	80.1%
At book value without adjustment	1,525,756	—	1,525,756	6.4%
Not subject to discretionary withdrawal	3,211,395	8,556	3,219,951	13.5%
Total, gross	5,895,018	18,031,230	23,926,248	100.0%
Reinsurance ceded	4,145,322	—	4,145,322
Total, net	$1,749,696	18,031,230	19,780,926

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$5,772	—	5,772

*	Includes $18,022,674 of individual and variable deferred Annuity held in Separate Accounts that are surrenderable at market value less a surrender charge.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Group Annuities

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$62,853	—	62,853	7.7%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	622,729	622,729	76.6%
Total with adjustment or at market value	62,853	622,729	685,582	84.3%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	97,668	29,839	127,507	15.7%
Total, gross	160,521	652,568	813,089	100.0%
Reinsurance ceded	—		—
Total, net	$160,521	652,568	813,089

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—	—	—

Deposit-Type Contracts

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$114,350	—	114,350	16.6%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	114,350	—	114,350	16.6%
At book value without adjustment	35,609	—	35,609	5.1%
Not subject to discretionary withdrawal	539,981	—	539,981	78.3%
Total, gross	689,940	—	689,940	100.0%
Reinsurance ceded	—	—	—
Total, net	$689,940	—	689,940

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2020:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$1,904,925
Supplementary contracts with life contingencies, net	5,292
Deposit-type contracts	689,940
Subtotal	2,600,157
Separate Accounts Annual Statement:
Annuities, net	18,683,798
Total annuity reserves and deposit liabilities, net	$21,283,955

As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	908,090	908,090	910,551	—	—	—
Universal life with secondary guarantees	—	—	565	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	3,875,608	3,875,608	4,515,496	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	12,244	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	11,564	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	27,714	XXX	XXX	—
Disability - disabled lives	XXX	XXX	11,781	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	1,562	XXX	XXX	—
Total, gross	4,783,698	4,783,698	5,491,477	—	—	—
Reinsurance ceded	765,612	765,612	962,808	—	—	—
Total, net	$4,018,086	4,018,086	4,528,669	—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2020:

Life, accident and health Annual Statement:
Life insurance, net	$4,528,669
Separate Accounts Annual Statement:
Life insurance, net	—
Total life reserves, net	$4,528,669

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2019:

Individual Annuities

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,141,780	—	1,141,780	4.9%
At book value less surrender charge	83,851	—	83,851	0.4%
At fair value*	—	18,283,597	18,283,597	79.1%
Total with adjustment or at market value	1,225,631	18,283,597	19,509,228	84.4%
At book value without adjustment	1,584,098	—	1,584,098	6.8%
Not subject to discretionary withdrawal	2,021,179	5,627	2,026,806	8.8%
Total, gross	4,830,908	18,289,224	23,120,132	100.0%
Reinsurance ceded	3,134,900	—	3,134,900
Total, net	$1,696,008	18,289,224	19,985,232

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$77,968	—	77,968

*	Includes $18,283,597 of individual and group variable deferred annuity held in the separate accounts that were surrenderable at market value less a surrender charge.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Group Annuities

	General account	Separate account non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$89,030	—	89,030	8.7%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	815,371	815,371	79.4%
Total with adjustment or at market value	89,030	815371	904,401	88.1%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	93,822	28,100	121,922	11.9%
Total, gross	182,852	843,471	1,026,323	100.0%
Reinsurance ceded	—	—	—
Total, net	$182,852	843,471	1,026,323
Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—

*	Includes $815,371 of variable deferred annuity held in the separate accounts that were surrenderable at market value less a surrender charge.

Deposit-Type Contracts

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$161,969	—	161,969	23.2%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	161,969	—	161,969	23.2%
At book value without adjustment	35,939	—	35,939	5.2%
Not subject to discretionary withdrawal	499,002	—	499,002	71.6%
Total, gross	696,910	—	696,910	100.0%
Reinsurance ceded	—	—	—
Total, net	$696,910	—	696,910

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2019:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$1,873,188
Supplementary contracts with life contingencies, net	5,672
Deposit-type contracts	696,910
Subtotal	2,575,770
Separate Accounts Annual Statement:
Annuities, net	19,132,695
Total annuity reserves and deposit liabilities, net	$21,708,465

As of December 31, 2019, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	905,715	905,715	907,921	—	—	—
Universal life with secondary guarantees	—	—	518	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	3,392,843	3,392,843	3,984,215	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	14,535	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	11,326	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	26,054	XXX	XXX	—
Disability - disabled lives	XXX	XXX	10,744	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	1,840	XXX	XXX	—
Total, gross	4,298,558	4,298,558	4,957,153	—	—	—
Reinsurance ceded	760,781	760,781	951,354	—	—	—
Total, net	$3,537,777	3,537,777	4,005,799	—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2019:

Life, accident and health Annual Statement:
Life insurance, net	$4,005,799
Separate Accounts Annual Statement:
Life insurance, net	—
Total life reserves, net	$4,005,799

(12)	Unpaid Claim Reserves

The Company establishes unpaid claim reserves, which provide an estimated cost of paying claims made under individual disability accident and health policies. These reserves include estimates for claims that have been reported and claims that have been incurred but not reported. The amounts recorded for unpaid claim reserves are based on appropriate actuarial guidelines and techniques that represent the Company’s best estimate based on current known facts and the actuarial guidelines. Accordingly, actual claim payouts may vary from present estimates.

The following table summarizes the disabled life unpaid claims for the years ended December 31:

	2020	2019	2018
Claim reserves, beginning of year	$8,985	10,472	10,345
Less reinsurance recoverables	(3,296)	(899)	(635)
Net claim reserves, beginning of year	5,689	9,573	9,710
Claims paid related to:
Current year	17	26	(30)
Prior years	1,807	(3,139)	(1,641)
Total claims paid	1,824	(3,113)	(1,671)
Incurred related to:
Current year’s incurred	691	445	945
Current year’s interest	13	9	18
Prior years' incurred	(1,165)	(1,629)	170
Prior years' interest	345	404	401
Total incurred	(116)	(771)	1,534
Net claim reserves, end of year	7,397	5,689	9,573
Plus reinsurance recoverables	970	3,296	899
Claims reserves, end of year	$8,367	8,985	10,472

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The change in claim reserves and liabilities for claims incurred in prior years is the result of the general maturing process of claims, including the normal fluctuation resulting from the relatively small size of the block and continuing claim analysis.

(13)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties, affiliates and subsidiaries. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 46.5%, 42.8% and 30.9% of gross earned life and accident and health premiums during 2020, 2019 and 2018, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB.

For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $181,278 and $198,598 as of December 31, 2020 and 2019, respectively.

Effective July 1, 2019, the Company entered into a reinsurance agreement to coinsure 100% of its retained inforce Bank Owned Life Insurance (“BOLI”) and Single Premium Deferred Annuity (“SPDA”) blocks of business with a third party reinsurer licensed as an authorized reinsurer in the State of Ohio. As a result of the transaction, bonds carried at the amount of $1,554,453 were transferred to the reinsurer, resulting in a pre-tax realized gain of $126,291 for the year ended December 31, 2019. This transaction resulted in IMR of $109,964 being transferred to the reinsurer by the Company and a deferred reinsurance gain of $52,844, which was recorded in surplus at the contract’s inception.

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2020 and 2019, a non-affiliated reinsurer held assets in trust with an estimated fair value of $751,651 and $953,387, respectively, and a letter of credit of $702,976 and $178,888, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SUNR for the GMAB, GMIB, GMDB, and GLWB riders, and from SUNR to Sycamore Re, Ltd (“SYRE”), an affiliated company, for certain GMIB and GMDB riders. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMAB, GMIB, GMDB, and GLWB riders issued by NSLAC, which are correspondingly retroceded to SYRE. The base variable annuity contracts are retained by the Company, however the excess death benefit rider risk on the base contract is ceded to SUNR. Effective January 2018, ONLIC cedes 100% of the exchange program fixed indexed annuities and associated GLWB riders to SYRE. The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

As noted above, the Company cedes to SYRE variable annuity-related risks, living and death benefits consisting of GMAB, GMIB, GMDB and GLWB riders assumed from NSLAC and fixed indexed annuity exchange policies and associated GLWB riders. The base variable annuity contracts are retained by the Company. SYRE applies a permitted practice prescribed by CIMA that allows SYRE to carry the assumed reserves of $501,949 under the reinsurance arrangement utilizing a reserve methodology that is approved by CIMA. The approved reserve methodology is based upon U.S. generally accepted accounting principles. For all GMAB riders and some GLWB riders with net settlement provisions, the reserves are calculated using the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. Topic 815 is a fair value or mark-to-market calculation required if the liability is deemed to be an embedded derivative. For all GMIB and GMDB riders, and the remaining GLWB riders without net settlement provisions, the reserves are calculated in accordance with FASB ASC Topic 944, Financial Services - Insurance. Topic 944 provides guidance for calculating reserves for contracts that provide additional benefits in excess of the account values and is similar to other generally accepted accounting principles reserve accounting methodologies. Topic 944 is a stochastic method that determines the percentage of the future rider charges required to fund the projected benefits. This percentage is recalculated at each valuation period. Under both of these generally accepted accounting principles calculations, the reserve calculation is measuring the reserve liability associated with the rider cash flows.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table is a summary of the reserves by product, rider type and valuation standard as of December 31:

	2020	2019
FASB ASC Topic 944:
GMIB	$3,806	2,936
GMDB	12	1
GLWB	25,623	13,011
Subtotal	29,441	15,948
FASB ASC Topic 815:
GMAB embedded derivatives	519	(511)
Fixed indexed annuities	471,989	504,332
Subtotal	472,508	503,821
Total reserves	$501,949	519,769

As of December 31, 2020, the Company recorded a reserve credit of $2,073,575 related to the rider benefits and fixed indexed annuities ceded to SUNR and SYRE. As of December 31, 2019, the Company recorded a reserve credit of $1,039,125 related to the rider benefits and fixed indexed annuities ceded to SUNR and SYRE. ONFS secured letters of credit totaling $110,000 for SYRE, with ONLIC as the beneficiary in order to recognize the reserve credit. The Company also established funds withheld accounts for the benefit of SYRE that have a total carrying value of $481,935 and are recorded in reinsurance funds withheld due to affiliate, net and other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus; and assets held in trust of $35,770 as of December 31, 2020.

MONT, KENW and CMGO retrocede certain term life policies through yearly renewable term agreements to the Company on a quota share basis, which the Company then cedes to external reinsurers based on certain retention levels.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC. As the Company was neither authorized nor accredited as a reinsurer in the State of New York, a reinsurance trust was created and funded by the Company. As of December 31, 2020 and 2019, assets held in trust for the benefit of NSLAC are $135,641 and $77,408, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Amounts in the accompanying statutory financial statements related to reinsurance agreements with ONLAC, NSLAC, MONT, SUNR and SYRE are as follows for the years ended as of December 31:

	2020	2019	2018
Premiums assumed	$109,617	105,476	96,857
Benefits incurred	93,829	100,154	90,661
Commission and expense allowance	4,440	4,441	4,426

	2020	2019
Reserves for future policy benefits	$973,770	943,738
Policy and contract claims payable	17,500	15,883

Variable Annuity Rider Reinsurance Agreements with SYRE and SUNR

The details of the Company’s annuity rider reinsurance agreements with SYRE and SUNR are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business – a simultaneous transaction.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance agreement (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the one-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the one-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued cap coverage previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business – a simultaneous transaction.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB rider (see Note 10) in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business – a simultaneous transaction.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders, post April 1, 2008 GMIB riders, GLWB riders and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease) in other liabilities (assets) on the statutory statements of admitted assets, liabilities, and capital and surplus. The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statutory statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business. These simultaneous transactions settled the remaining balances from the original SYRE treaty and amendments. The treaty between the Company and SUNR continues to contain a FWH arrangement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance agreement to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE for policies issued before January 1, 2018.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE.

Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure 30% of the benefit for policies issued before January 1, 2018 and 100% of the benefit for policies issued on or after January 1, 2018.

GMDB Riders

Effective April 1, 2019, the Company entered into an agreement with SUNR to reinsure all death benefit riders associated with variable annuity products, issued on or after January 1, 2001 that were not previously mentioned above. This excludes the Gain Enhancement Benefit (GEB and GEB Plus) riders.

GMAB/GPP Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit.

Effective April 1, 2019, the Company entered into an agreement with SUNR to reinsure all Guaranteed Principal Protection Riders (GPP) associated with variable annuity products.

Amounts in the accompanying statutory financial statements related to ceded variable annuity business to SUNR were as follows for the years ended December 31:

	2020	2019
Statements of Operations:
Premiums and other considerations	$148,236	873,589
Death and other benefits	54,151	32,416

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Other admitted assets:
Reinsurance recoverable	$1,410	1,307
Receivable from affiliate	142	56,788
Reserves for future policy benefits	1,479,788	461,515
Other liabilities:
Premiums payable	12,205	12,464
FWH under reinsurance:
Margin account	19,821	34,686
Unrealized losses derivative instrument	(3,866)	(2,045)
Capital and surplus:
Unassigned surplus:
Unrealized losses derivative instrument	98,026	58,800

Amounts in the accompanying statutory financial statements related to ceded variable annuity business to SYRE were as follows for the years ended December 31:

	2020	2019	2018
Statements of Operations:
Premiums and other considerations	$2,613	(423,054)	162,386
Death and other benefits	83	2,294	8,040

	2020	2019
Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Other admitted assets:
Reinsurance recoverable	$1	—
Reserves for future policy benefits	28,013	3,624
Other liabilities:
Premiums payable	219	219

Fixed Indexed Annuity Reinsurance Agreements with SYRE

Effective January 2018, the Company entered into a 100% coinsurance funds withheld reinsurance agreement with SYRE to reinsure the exchange program fixed indexed annuities and associated GLWB riders offered to certain policyholders of variable annuities with the GMIB rider. This exchange program was available for the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Amounts in the accompanying statutory financial statements related to ceded fixed indexed annuity business to SYRE were as follows for the year ended December 31:

	2020	2019	2018
Statements of Operations:
Premiums and other considerations	$5,630	5,488	526,276
Death and other benefits	2,778	2,223	703

	2020	2019
Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Reserves for future policy benefits	$565,774	573,985
Other liabilities:
FWH under reinsurance:
Assets Payable to Affiliate	481,935	492,467
Capital and surplus:
Unassigned surplus:
Unrealized (gains) losses derivative instrument	(11,299)	(12,101)

(14)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matured in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023.

ONFS utilized $110,000 of this facility as of December 31, 2020 and 2019, to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

On March 30, 2020, ONFS entered into a $200,000, 364-day letter of credit facility with a group of banks in order to finance and support the reserve requirements of SYRE, the Company and SUNR. The Company and SUNR are the only beneficiaries of the related letters of credit. In June 2020, ONFS increased this facility by $100,000 to $300,000. This facility was not utilized by, or for the benefit of, the Company as of December 31, 2020.

On December 31, 2019, ONFS entered into a $50,000, 364-day letter of credit facility with two banks in order to finance and to support the reserve requirements of SYRE, ONLIC and SUNR. ONLIC and SUNR are the only beneficiaries of the related letters of credit. . On December 28, 2020, this facility was renewed for ninety days and matures on March 29, 2021. This facility was not utilized by or for the benefit of the Company as of December 31, 2020 or 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

There was no interest or fees paid by the Company on these lines of credit in 2020, 2019 or 2018.

(15)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s statutory statements of admitted assets, liabilities, and capital and surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Gross deferred tax assets	$232,804	2,405	235,209
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	232,804	2,405	235,209
Nonadmitted deferred tax assets	(79,002)	(2,405)	(81,407)
Admitted deferred tax assets	153,802	—	153,802
Deferred tax liabilities	(42,256)	—	(42,256)
Admitted deferred tax assets, net	$111,546	—	111,546

2019
Gross deferred tax assets	$226,851	3,386	230,237
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	226,851	3,386	230,237
Nonadmitted deferred tax assets	(54,528)	(100)	(54,628)
Admitted deferred tax assets	172,323	3,286	175,609
Deferred tax liabilities	(54,513)	—	(54,513)
Admitted deferred tax assets, net	$117,810	3,286	121,096

Change
Gross deferred tax assets	$5,953	(981)	4,972
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	5,953	(981)	4,972
Nonadmitted deferred tax assets	(24,474)	(2,305)	(26,779)
Admitted deferred tax assets	(18,521)	(3,286)	(21,807)
Deferred tax liabilities	12,257	—	12,257
Admitted deferred tax assets, net	$(6,264)	(3,286)	(9,550)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	11,546
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	145,010
Lesser of (1) or (2)	111,546	—	111,546
Deferred tax liabilities	42,256	—	42,256
Admitted deferred tax assets	$153,802	—	153,802

2019
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	121,096
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	134,777
Lesser of (1) or (2)	117,810	3,286	121,096
Deferred tax liabilities	54,513	—	54,513
Admitted deferred tax assets	$172,323	3,286	175,609

Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	(109,550)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	10,233
Lesser of (1) or (2)	(6,264)	(3,286)	(9,550)
Deferred tax liabilities	(12,257)	—	(12,257)
Admitted deferred tax assets	$(18,521)	(3,286)	(21,807)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2020	2019	Change
Ratio percentage used to determine the recovery period and threshold limitation amount in above adjusted gross deferred tax assets	792.17%	914.86%	(122.69%)

Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$1,092,306	1,016,133	76,173

The impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Adjusted gross deferred tax assets: (Percentage of total adjusted gross deferred tax assets)	—%	1.02%	1.02%
Net admitted gross deferred tax assets: (Percentage of total net admitted adjusted gross deferred tax assets)	0.00%	0.00%	0.00%

2019
Adjusted gross deferred tax assets: (Percentage of total adjusted gross deferred tax assets)	—%	—%	—%
Net admitted gross deferred tax assets: (Percentage of total net admitted adjusted gross deferred tax assets)	0.00%	1.87%	1.87%

Change
Adjusted gross deferred tax assets: (Percentage of total adjusted gross deferred tax assets)	—%	1.02%	1.02%
Net admitted gross deferred tax assets: (Percentage of total net admitted adjusted gross deferred tax assets)	0.00%	-1.87%	-1.87%

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2020	2019	2018
Current year federal tax (benefit) expense - ordinary income	$34,224	(88,213)	(9,704)
Current year foreign tax (benefit) expense - ordinary income	—	—	—
Subtotal	34,224	(88,213)	(9,704)

Current year tax expense - net realized capital gains	(1,292)	25,920	910

Utilization of capital loss carry forwards	—	—	—

Other	—	—	—
Federal and foreign income taxes incurred	$32,932	(62,293)	(8,794)

The tax effects of temporary differences that give rise to significant components of the net deferred tax assets as of December 31 are as follows:

Deferred tax assets:	2020	2019	2018	Change from 2019	Change from 2018
Ordinary:
Policyholder reserves	$66,917	69,151	82,865	(2,234)	(13,714)
Investments	168	3,611	—	(3,443)	3,611
Deferred acquisition costs	63,162	59,240	58,980	3,922	260
Policyholder dividends accrued	21,384	23,071	23,561	(1,687)	(490)
Compensation and benefit accruals	16,653	16,223	13,881	430	2,342
Tax credit carry-forward	45,963	38,815	39,146	7,148	(331)
Section 807(f) reserves	10,437	8,393	13,419	2,044	(5,026)
Net operating loss carryforward	—	—	11,382	—	(11,382)
Nonadmitted asset	4,216	4,674	4,713	(458)	(39)
Other	3,904	3,673	4,139	231	(466)
Ordinary deferred tax assets	232,804	226,851	252,086	5,953	(25,235)

Statutory valuation allowance adjustment		—	—	—	—
Nonadmitted ordinary deferred tax assets	(79,002)	(54,528)	(63,375)	(24,474)	8,847
Admitted ordinary deferred tax assets	153,802	172,323	188,711	(18,521)	(16,388)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Deferred tax assets (continued):	2020	2019	2018	Change from 2019	Change from 2018
Capital:
Investments	2,405	3,386	6,275	(981)	(2,889)
Net capital loss carryforward	—	—	—	—	—
Capital deferred tax assets	2,405	3,386	6,275	(981)	(2,889)

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	(2,405)	(100)	(6,122)	(2,305)	6,022
Admitted capital deferred tax assets	—	3,286	153	(3,286)	3,133
Admitted deferred tax assets	153,802	175,609	188,864	(21,807)	(13,255)

Deferred tax liabilities:
Ordinary:
Investments	330	9,662	3,164	(9,332)	6,498
Section 807(f) reserves	6,474	7,322	13,024	(848)	(5,702)
Deferred and uncollected premium	20,401	18,930	17,881	1,471	1,049
Policyholder reserves - tax reform transition	14,929	17,915	20,901	(2,986)	(2,986)
Other	122	684	1,265	(562)	(581)
Ordinary deferred tax liabilities	42,256	54,513	56,235	(12,257)	(1,722)

Capital:
Investments	—	—	153	—	(153)
Subtotal	—	—	153	—	(153)
Deferred tax liabilities	42,256	54,513	56,388	(12,257)	(1,875)
Admitted deferred tax assets, net	$111,546	121,096	132,476	(9,550)	(11,380)

There was no statutory valuation allowance adjustment to gross deferred tax assets or net change in the total valuation allowance adjustments as of, and for the periods ended, December 31, 2020 and 2019.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The change in the net deferred income taxes of December 31 is comprised of the following:

	2020	2019	2018	Change from 2019	Change from 2018
Total deferred tax assets	$235,209	230,237	258,361	4,972	(28,124)
Total deferred tax liabilities	(42,256)	(54,513)	(56,388)	12,257	1,875
Net deferred tax assets	192,953	175,724	201,973	17,229	(26,249)
Statutory valuation allowance adjustment	—	—	—	—	—
Net deferred tax assets	192,953	175,724	201,973	17,229	(26,249)
Tax effect of unrealized losses	3,758	10,102	675	(6,344)	9,427
Statutory valuation allowance adjustment allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$196,711	185,826	202,648	10,885	(16,822)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2020	2019	2018
Income before taxes	$34,832	(36,217)	(13,283)
Dividends received deduction	(6,263)	(6,165)	(11,298)
Interest maintenance reserve	37	3,972	(1,121)
Change in equity of subsidiaries	(3,980)	(23,678)	(6,704)
Change in non-admitted deferred tax assets	422	391	6,760
Voluntary reserve	—	20,489	1,496
Transfer pricing	(2,428)	(7,048)	(3,923)
Tax credits	(5,232)	(4,968)	(10,687)
Reinsurance surplus adjustment	(4,813)	8,260	—
Statutory Reserve Adjustment	13,241	—	—
Other	(3,769)	(507)	237
Total statutory taxes	$22,047	(45,471)	(38,523)

Provision for federal income taxes	$34,224	(88,213)	(9,704)
Tax on capital gains	(1,292)	25,920	910
Change in net deferred income tax	(10,885)	16,822	(29,729)
Total statutory taxes	$22,047	(45,471)	(38,523)

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Total federal income taxes paid (including tax on capital gains) was $4,777 during the year ended December 31, 2020, while total federal income taxes received (including tax on capital gains) was $101,075 and $4,430 during the years ended December 31, 2019 and 2018, respectively.

As of December 31, 2020 and 2019, there are no net operating losses or capital loss carryforwards available for tax purposes. As of December 31, 2020 and 2019, the company has no capital loss carryforwards or valuation allowances recorded. As of December 31, 2020, the Company has $118 of uncertain tax positions related to the Separate Account Dividends Receivable Deduction (“SA DRD”) company share percentage(s) for tax return year 2017. As of December 31, 2020, the Company has tax credit carryforwards of $45,963 expiring in years 2023 - 2036. As of December 31, 2019, the Company had $1,972 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2013-2017. As of December 31, 2019, the Company had tax credit carryforwards of $38,815 expiring in years 2023 through 2036.

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

The Company’s federal income tax return is consolidated with the other life insurance companies ONLAC, NSLAC, KENW, MONT, SYRE, CMGO and SUNR and then with its common parent, ONMH.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2017, 2018 and 2019 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(16)	Pensions and Other Post-Retirement Benefit Plans

(a)	Home Office Pension Plan

The Company sponsors a funded qualified defined benefit pension plan covering all home office employees hired prior to January 1, 1998. This plan was amended effective December 31, 2019 to freeze the accrual of future benefits. The impact of the curtailment is included below. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2020 and 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(b)	Home Office Post-Retirement Benefit Plan

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65 a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2020 and 2019.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2020 and 2019.

(d)	Agents’ Post-Retirement Benefits Plan

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plan is contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2020 and 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2020	2019	2020	2019
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$87,733	78,067	7,558	6,306
Service cost	659	1,744	37	25
Interest cost	3,009	3,893	263	280
Actuarial (gain) loss	13,101	19,988	3,803	1,404
Benefits paid *	(605)	(4,869)	(777)	(457)
Settlement/curtailment	(5,746)	(11,090)	—	—
Projected benefit obligation at end of year	$98,151	87,733	10,884	7,558

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

	Pension benefits		Other benefits
	2020	2019	2020	2019
Change in plan assets:
Fair value of plan assets at beginning of year	$56,609	50,703	—	—
Plan sponsor contribution	10,000	—	—	—
Actual return on plan assets	10,065	10,365	—	—
Benefits and expenses paid	(5,746)	(4,459)	—	—
Fair value of plan assets at end of year	$70,928	56,609	—	—

Funded status	$(27,223)	(31,124)	(10,885)	(7,559)
Unrecognized net actuarial loss (gain)	30,997	28,103	6,118	2,652
Unrecognized prior service cost	—	—	(293)	(342)
Net prepaid (accrued) amount recognized	$3,774	(3,021)	(5,060)	(5,249)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Pension benefits		Other benefits
Funded Status:	2020	2019	2020	2019
Overfunded
Assets (nonadmitted)
Prepaid benefit costs	$—	—	—	—
Overfunded plan assets	—	—	—	—
Total assets (nonadmitted)	$—	—	—	—

Underfunded
Liabilities recognized
Net prepaid (accrued) amount recognized	$3,774	(3,021)	(5,060)	(5,249)
Liabilities for benefits	(30,997)	(28,103)	(5,825)	(2,309)
Total liabilities recognized	$(27,223)	(31,124)	(10,885)	(7,558)

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts recognized in the statutory statements of admitted assets, liabilities, and capital and surplus consist of:
Prepaid benefit costs	$17,535	9,458	—	—
Accrued benefit costs	(13,761)	(12,479)	(5,060)	(5,249)
Surplus	(30,997)	(28,103)	(5,825)	(2,309)
Total liabilities recognized	$(27,223)	(31,124)	(10,885)	(7,558)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Pension benefits
	2020	2019	2018
Components of net periodic benefit cost:
Service cost	$659	1,744	2,412
Interest cost	3,009	3,893	3,994
Expected return on plan assets	(4,167)	(3,568)	(4,726)
Amortization of prior service cost	—	41	153
Amortization of net loss	2,588	3,010	3,274
Settlement	1,721	—	—
Net periodic benefit cost	$3,810	5,120	5,107

	Other benefits
	2020	2019	2018
Components of net periodic benefit cost:
Service cost	$37	25	43
Interest cost	263	280	261
Amortization of prior service cost	(49)	(31)	(13)
Amortization of net gain	336	117	57
Net periodic benefit cost	$587	391	348

The following is attributable to pension plans whose accumulated benefit obligation exceeds plan assets as of December 31:

	Pension benefits
	2020	2019
Projected benefit obligation	$98,151	87,733
Accumulated benefit obligation	94,497	85,217
Prepaid pension cost	3,774	(3,021)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2020	2019	2020	2019
Weighted average assumptions used to determine net periodic cost at January 1:
Discount rate	3.65%	4.90%	3.49%	4.74%
Expected long-term return on plan assets	7.50%	7.50%	—	—
Rate of compensation increase	3.56%	4.12%	4.25%	4.25%
Health care cost trend rate assumed for next year:
Before 65	—	—	8.70%	6.90%
Age 65 and older	—	—	0.60%	0.70%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate):
Before 65	—	—	8.60%	6.80%
Age 65 and older	—	—	0.50%	0.60%
Year that the rate reaches the ultimate trend rate	—	—	2024	2023

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	2.76%	3.65%	2.53%	3.49%
Rate of compensation increase	3.56%	4.11%	4.25%	4.25%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2020 service cost and interest cost	$26	(19)
Effect on 2020 other post-retirement benefit obligation	735	(657)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company's qualified pension plan assets at fair value as of December 31:

	Level 1	Level 2	Level 3	Total
2020
Bond funds	$20,219	—	—	20,219
Stock funds	50,709	—	—	50,709
Total assets	$70,928	—	—	70,928

2019
Bond funds	$19,152	—	—	19,152
Stock funds	37,457	—	—	37,457
Total assets	$56,609	—	—	56,609

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy as described in Note 5.

The assets of the Company’s Home Office Pension Plan (“the Plan”) are invested in group variable annuity contracts issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2020 and 2019, $50,228 and $36,170, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of stocks, bonds and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 70% stocks and 30% bonds.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for stocks and U.S. domestic, global and high yield for bonds. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of the Plan assets (exclusive of any short-term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of stock and bond benchmarks in weights determined by the Pension Plan committee.

The overall expected long-term rate of return on assets is determined by a weighted average return of bond and stock indexes. Bond securities (including cash) make up 35% of the weighted average return and stocks make up 65% of the weighted average return.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Plan’s assets as of December 31:

	2020	2019
Stocks	71%	66%
Bonds	29	34
Total	100%	100%

(h)	Cash Flows

Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2020 was zero. The Plan Sponsor contributed $10,000 to the qualified pension plan for the years ended December 31, 2020. No contribution were made to the qualified pension plan for the years ended December 31, 2019 and 2018. There is no planned contribution to the qualified pension plan for the 2021 plan year.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2021	$8,382	814
2022	10,198	860
2023	8,995	888
2024	8,579	847
2025	7,044	775
2026-2030	32,347	3,224

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts in unassigned funds (surplus) recognized in the next fiscal year as components of periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$28,102	29,056	2,309	991
Net prior service cost or credit recognized	—	(41)	49	31
Net gain and loss arising during the period	7,204	2,097	3,804	1,404
Net gain and loss recognized	(2,588)	(3,010)	(336)	(117)
Items not yet recognized as a component of net periodic cost - current year	$32,718	28,102	5,826	2,309

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net prior service cost or credit	$—	—	(49)	(49)
Net recognized gains and losses	2,977	2,494	725	286

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net prior service cost or credit	$—	—	(293)	(342)
Net recognized gains and losses	30,997	28,102	6,118	2,652

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2020, 2019 and 2018 was $3,665, $6,011 and $6,900, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $2,618, $2,615 and $2,891 in 2020, 2019 and 2018, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

During 2020 the profit-sharing plan and the defined contribution pension plan were combined and are now being administered by a third party.

(j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000,000 shares ($1 par value) authorized, issued and outstanding of Class A common stock as of December 31, 2020 and 2019. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ONFS, during 2020, 2019 or 2018.

Surplus notes outstanding are as follows as of December 31:

	2020	2019
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	4,059	4,019
5.800% fixed rate due 2027	5,911	5,897
8.500% fixed rate due 2026	49,881	49,859

Total	$309,851	$309,775

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of the additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus notes due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may not redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

Except as provided in Section 3901.72 of the Ohio Revised Code, the notes are not part of the legal liabilities of the Company and are not a liability or claim against the Company or any of its assets. Interest payments, scheduled semi-annually, must be approved for payment by the Department. The Company paid $22,011 in interest related to these notes in 2020, 2019 and 2018. Principal payments must also be approved by the Department. Interest expense for surplus notes is not recognized in the statutory statements of operations until it has been approved by the Department.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2020 and 2019 statutory financial statements, the Company exceeded all required RBC levels.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of the Company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $135,000 may be paid by ONLIC to ONFS in 2021 without prior approval. Dividends of $40,000, $55,000 and $60,000 were declared and paid by ONLIC to ONFS in 2020, 2019 and 2018, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Subsidiary Dividends

The following table details the dividends received from each of the subsidiaries and included in investment income for the years:

	2020	2019	2018
ONLAC	$12,000	106,000	27,000
ONII	6,950	6,750	4,000
ONESCO	—	—	924
	$18,950	112,750	31,924

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $23,000 may be paid by ONLAC to ONLIC in 2021 without prior approval. ONLAC declared and paid ordinary dividends to ONLIC of $12,000, $30,857 and $27,000 in 2020, 2019 and 2018, respectively. Extraordinary dividends of $75,143 were paid by ONLAC to ONLIC during 2019. No extraordinary dividends were declared or paid by ONLAC to ONLIC during 2020 or 2018.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to its stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter in which CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2020, 2019 or 2018.

The payment of dividends by SUNR to ONLIC is limited by the SUNR plan of operations, which was approved by the Ohio Department of Insurance.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $3,000 may be paid by NSLAC to ONLIC in 2021 without prior approval. No dividends were declared or paid by NSLAC in 2020, 2019 or 2018.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2020, 2019 or 2018. No dividends were declared or paid by KENW to ONLIC in 2020, 2019 or 2018.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans and bonds of $23,327 and $43,565 as of December 31, 2020 and 2019, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the statutory financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(19)	Leases

The Company leases office equipment under various noncancelable operating lease agreements that expire through August 2025. Rental expense under these leases was $675, $695 and $342 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company also leases its home office from ONFS under a noncancelable operating lease agreement that expires in September 2026. Rental expense under this lease was $2,793 for the years ended December 31, 2020, 2019 and 2018. The minimum aggregate rental commitments under these leases are as follows:

2021	$3,860
2022	3,669
2023	3,560
2024	2,978
2025	2,889
Thereafter	1,862
Total	$18,818

(20)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company, along with its affiliates, is a party to six court cases and two Financial Industry Regulatory Authority (“FINRA”) arbitrations stemming from the strategic changes announced in September 2018, specifically the termination of certain variable annuity selling agreements with broker dealers related to the annuity business. The core issue in all of the cases is a disputed interpretation of certain language in Ohio National Life’s contracts with the broker dealers who sold Ohio National Life’s annuities. One case purports to be on behalf of a class, but no motions for class certification have yet been filed, and no class has been certified. Eight previously pending court cases and seven previously pending FINRA arbitrations have been resolved. The next case currently set for trial is in October, 2021. The Company expects to continue to vigorously defend itself against these allegations. However, litigation is inherently uncertain, and the outcome thereof cannot be predicted. Accordingly, it is possible that the ultimate outcome in one or more of the proceedings may be material to the Company’s results of operations for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s results of operations for the period.

(21)	Related-Party Transactions

The Company made capital contributions of $165,000 and $140,654 to SUNR during the years ended December 31, 2020 and 2019, respectively.

The Company has a written agreement to provide services for personnel, data processing and supplies to ONLAC, which either party may terminate upon a thirty-day notice. ONLIC primarily uses multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and believes they are reasonable for determining the expense charges. This agreement was approved by the Department. Generally, the apportionment is based upon specifically identifying the expense to the incurring entity. Where this is not feasible, apportionment is based upon pertinent factors and ratios. The terms call for a cash settlement at least quarterly. There is no assurance that these costs would be similar if the Company had to obtain such services on its own. This agreement resulted in services charges totaling $59,692, $38,124 and $59,927 in 2020, 2019 and 2018, respectively. These amounts include pension costs for the personnel furnished to the Company. At December 31, 2020 and 2019, ONLAC owed ONLIC $2,078 and $5,974, respectively.

The Company paid $4,785, $4,966 and $5,406 for rent and operating expenses on the home office to ONFS for the years ended December 31, 2020, 2019 and 2018, respectively.

ONFS provides services for executive management and data processing equipment placed in service after December 31, 2000, to ONLIC. For the years ended December 31, 2020, 2019 and 2018, ONLIC recorded expenses of $20,899, $22,003 and $21,968, respectively, for these services.

The Company is a party to an agreement with ONMH and most of its direct and indirect subsidiaries whereby ONLIC maintains a common checking account. It is ONLIC’s duty to maintain sufficient funds to meet the reasonable needs of each party on demand. ONLIC must account for the balances of each party daily. Such funds are deemed to be held in escrow by ONLIC for the other parties. Settlement is made daily for each party’s needs from or to the common account. It is ONLIC’s duty to invest excess funds in an interest-bearing account and/or short-term highly liquid investments. ONLIC will credit interest monthly at the average interest earned for positive cash balances during the period or charge interest on any negative balances. Interest credited for the years ended December 31, 2020, 2019 and 2018 was $301, $770 and $20, respectively. The parties agree to indemnify one another for any losses of any nature relating to a party’s breach of its duties under the terms of the agreement. The Company held the following balances for the participating entities in payable to parent, subsidiaries and affiliates as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
ONMH	$97	998
ONFS	15,270	12,457
ONLAC	84,680	31,921
MONT	4,690	2,114
KENW	5,074	5,968
CMGO	5,902	8,097
SYRE	257	55,873
SUNR	22,904	(25,890)
ONII	6,129	6,141
ON Flight Inc.	83	(61)
ONTech, LLC	(1,852)	591
ON Foreign Holdings, LLC	(11,230)	(9,697)
Fiduciary Capital Management, Inc.	—	302
Financial Way Realty, Inc.	150	441
Total	$132,154	89,255

(22)	Accounting Changes and Corrections of Errors

The Company’s December 31, 2020 statutory financial statements reflect a change in valuation basis for annuity reserves and other deposit funds associated with the adoption of VM-21. The change is effective for all policies in force. The impact of the change relating to reserves as of December 31, 2019 and prior was $63,050 and is reflected as an increase to Unassigned surplus and a decrease to Reserves for future policy benefits for Annuity and other deposit funds.

The Company’s December 31, 2020 statutory financial statements reflect a prior period adjustment relating to the recording of income taxes, primarily related to calculation changes in the intercompany tax transfer pricing chargebacks. The events contributing to the understatement of taxes impact surplus as follows:

Federal and foreign income taxes incurred (excluding taxes on capital gains)	$(1,188)
Decrease in surplus	$(1,188)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company’s December 31, 2020 statutory financial statements reflect a prior period adjustment relating to the recording and valuation of unrealized gains and losses. As of December 31, 2020, the unrealized gains and losses were overstated by $993. The events contributing to the adjustment impact surplus as follows:

Change in net unrealized capital gains	$993
Increase in surplus	$993

The Company’s December 31, 2019 financial statements reflect a prior period adjustment relating to the recording of guaranteed interest contract immediate annuity reserves. As of December 31, 2018, reserves were understated by $1,831. As a result, surplus was overstated by $1,446. The events contributing to the adjustment impact surplus as follows:

Increase in aggregate reserves for life accident and health contracts	$(1,831)
Federal and foreign income taxes incurred (excluding taxes on capital gains)	385
Decrease in surplus	$(1,446)

The cumulative prior period surplus impact of these errors is shown as a direct adjustment to surplus within the statutory statements of changes in capital and surplus. SSAP No. 3R, Accounting Changes and Corrections of Errors, prescribes that if a reporting entity becomes aware of a material accounting error in a previously filed financial statement after it has been submitted to the appropriate regulatory agency, the entity shall file an amended financial statement unless otherwise directed by the domiciliary regulator. Correction of all immaterial accounting errors in previously issued statutory financial statements, for which an amended financial statement was not filed, shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected.

(23)	Reconciliation to 2019 Annual Statement

The Company’s net cash provided by operations and net cash used in financing do not agree to the amounts reported in the Company’s 2019 Statutory Annual Statement. The audited Statutory Statement of Cash Flows included herein differs from the Annual Statement Cash Flow statement because of a reclassification made with respect to buyout activity related to GMIB riders as discussed in Note 1. There is no difference between the audited Statutory financial statements and the Annual Statement filing with respect to cash, cash equivalents and short-term investments at December 31, 2019 as a result of this adjustment.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table reconciles net cash from operations and net cash from financing and miscellaneous sources from the Annual Statement to the accompanying audited Statutory Statement of Cash Flows for the year ended December 31, 2019 (using classifications and titles from the audited statement and referencing Annual Statement page and line numbers):

	As filed in Annual Statement	Adjustment	As presented in audited statements
Less:
Death and other benefits (P5, L5)	$3,253,820	114,930	3,368,750

Net cash provided by operations (P5, L11)	949,222	(114,930)	834,292

Other, net (P5, L16.6)	(308,010)	114,930	(193,080)

Net cash used in financing (P5, L17)	(388,925)	114,930	(273,995)

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2020

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet[1]
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$37,529	41,913	37,529
Obligations of states and political subdivisions	794,592	848,889	794,592
Debt securities issued by foreign governments	3,976	4,474	3,976
Corporate securities	3,210,117	3,578,013	3,210,117
Asset-backed securities	807,624	823,167	807,624
Mortgage-backed securities	544,361	571,503	544,361
Total fixed maturity available-for-sale securities	5,398,199	5,867,959	5,398,199
Equity securities at fair value:
Common stocks:
Industrial, miscellaneous, and all other	237,843	356,756	356,756
Nonredeemable preferred stocks	7,101	8,033	7,101
Total equity securities at fair value	244,944	364,789	363,857
Mortgage loans on real estate, net	970,773		970,773
Real estate, net:
Investment properties	30,891		24,7572
Total real estate, net	30,891		24,757
Contract loans	835,945		835,945
Other long-term investments[3]	618,294		605,1744
Securities lending reinvested collateral assets	281,976		281,976
Receivable for collateral	1,200		1,200
Cash and cash equivalents	539,279		539,279
Short-term investments	109,247		109,247
Total investments	$9,030,748		9,130,407

[1]	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
[2]	Difference from Column B is due to adjustments for accumulated depreciation.
[3]	Included in totals are Derivatives, Other Invested Assets and Receivable for Collateral.
[4]	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses	Unearned premiums	Other policy claims and benefits payable	Premium revenue
2020:
Individual life insurance	$—	4,520,274	1,517	155,122	792,180
Pension and annuities	—	2,564,521	—	1,116	515,853
Other insurance	—	39,145	58	832	5,373
Corporate	—	—	—	—	32
Total	$—	7,123,940	1,575	157,070	1,313,438
2019:
Individual life insurance	$—	3,996,171	1,416	161,004	769,416
Pension and annuities	—	2,539,804	—	596	277,884
Other insurance	—	40,067	82	820	5,773
Corporate	—	—	—	—	77
Total	$—	6,576,042	1,498	162,420	1,053,150
2018:
Individual life insurance	$—	4,304,520	1,085	162,795	767,077
Pension and annuities	—	3,478,750	—	718	1,455,689
Other insurance	—	41,735	59	956	5,981
Corporate	—	—	—	—	(1)
Total	$—	7,825,005	1,144	164,469	2,228,746

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[2]	Premiums written[4]
2020:
Individual life insurance	$192,662	701,346	—	162,471
Pension and annuities	135,826	2,496,720	—	114,271
Other insurance	2,010	2,163	—	2,714
Corporate	(22,815)	16,285	—	42,222
Total	$307,683	3,216,514	—	321,678
2019:
Individual life insurance	$196,435	643,264	—	187,668
Pension and annuities	161,914	3,572,478	—	113,711
Other insurance	2,127	1,865	—	4,681
Corporate	79,720	7,432	—	44,254
Total	$440,196	4,225,039	—	350,314
2018:
Individual life insurance	$184,874	671,350	—	187,284
Pension and annuities	170,314	3,475,964	—	261,127
Other insurance	2,324	5,735	—	2,089
Corporate	14,580	10	—	57,219
Total	$372,092	4,153,059	—	507,719

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	Policyholders’ dividends on participating policies are included in Column H amounts.
[4]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2020:
Life insurance in force	$28,058,352	97,552,879	96,933,961	27,439,434	353.3%
Premiums:
Life insurance	797,721	112,141	106,632	792,212	13.5%
Pension and annuities	720,369	207,501	2,985	515,853	0.6%
Accident and health insurance	10,843	5,470	—	5,373	—%
Total	$1,528,933	325,112	109,617	1,313,438	8.3%
2019:
Life insurance in force	$26,530,100	101,892,935	102,598,612	27,235,777	376.7%
Premiums:
Life insurance	781,201	114,184	102,476	769,493	13.3%
Pension and annuities	729,110	454,226	3,000	277,884	1.1%
Accident and health insurance	11,620	5,847	—	5,773	—%
Total	$1,521,931	574,257	105,476	1,053,150	10.0%
2018:
Life insurance in force	$24,974,392	103,029,179	100,810,664	22,755,877	443.0%
Premiums:
Life insurance	726,270	52,974	93,780	767,076	12.2%
Pension and annuities	2,189,786	737,174	3,077	1,455,689	0.2%
Accident and health insurance	12,212	6,231	—	5,981	—%
Total	$2,928,268	796,379	96,857	2,228,746	4.3%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2020:
Valuation allowances –
None	$—	—	—	—	—
2019:
Valuation allowances –
None	$—	—	—	—	—
2018:
Valuation allowances –
None	$—	—	—	—	—

See accompanying report of independent registered public accounting firm.